UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2013

Ivy Funds Variable Insurance Portfolios

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Asset Strategy

Balanced

Bond

Core Equity

Dividend Opportunities

Energy

Global Bond

Global Natural Resources

Growth

High Income

International Core Equity

International Growth

Limited-Term Bond

Micro Cap Growth

Mid Cap Growth

Money Market

Real Estate Securities

Science and Technology

Small Cap Growth

Small Cap Value

Value

CONTENTS

Ivy Funds VIP

2	SEMIANNUAL REPORT	2013

PRESIDENT’S LETTER

Ivy Funds VIP	JUNE 30, 2013 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder,

The volatility trend that seems to have become the norm continued over the past six months. Once again the key culprits were politics, geopolitical concerns globally and confusing policy communication by central bankers.

Despite these issues, and the market swings they can cause, the economic data points to a U.S. economy that continues to improve, although not particularly quickly. Amid the turmoil, the S&P 500 Index forged into record-high territory, breaking through 1,600 in May. The index at the end of June was 13% (including reinvested dividends) higher than where it started the calendar year.

The recent gains in equities have come as investors turned away from fixed income. Federal Reserve (Fed) comments in May and June that the markets interpreted as a sign the Fed was preparing to change its course on monetary policy sent some bondholders for the exits and bond prices tumbling. At the end of June, the benchmark 10-year Treasury was yielding 2.52%, compared 1.78% at the start of the calendar year.

We continue to hold the view that equities are going to outperform relative to bonds on a total return basis over the long term. While the Fed comments in the May-June period may not have merited the volatility that we saw in the markets, we do believe that investors will continue the transition away from bonds and toward equities over time as the superior relative return argument gains traction.

Looking at the economy, the U.S. appears to be on much firmer footing than some other parts of the world. And while the Fed may begin to roll back some of its bond purchases, we do not expect a change in the Fed’s rate policy stance given that there is no inflationary pressure and unemployment continues above Fed targets. Internationally, we will continue to monitor events in China and emerging economies, which appear to be in either a slowing or contracting mode depending on where you look. In Europe, there are signs of developing stability but a recession is still the prevailing condition.

We will continue monitoring these and other economic developments in the months ahead.

Economic Snapshot

	6/30/2013	12/31/2012
S&P 500 Index	1,606.28	1,426.19
MSCI EAFE Index	1,638.94	1,604.00
10-Year Treasury Yield	2.52%	1.78%
U.S. unemployment rate	7.6%	7.8%
30-year fixed mortgage rate	4.39%	3.40%
Oil price per barrel	$95.56	$91.82

Sources: Bloomberg, U.S. Department of Labor, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust and partnership.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2013	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES

Ivy Funds VIP	(UNAUDITED)

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2013.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 to the Financial Statements for further information.

4	SEMIANNUAL REPORT	2013

ILLUSTRATION OF PORTFOLIO EXPENSES

Ivy Funds VIP	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Portfolio	Beginning Account Value 12-31-12	Ending Account Value 6-30-13	Expenses Paid During Period*	Beginning Account Value 12-31-12	Ending Account Value 6-30-13	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Pathfinder Aggressive	$1,000	$1,085.70	$0.42	$1,000	$1,024.37	$0.40	0.08%
Pathfinder Conservative	$1,000	$1,046.90	$0.41	$1,000	$1,024.43	$0.40	0.07%
Pathfinder Moderate	$1,000	$1,067.00	$0.21	$1,000	$1,024.61	$0.20	0.04%
Pathfinder Moderately Aggressive	$1,000	$1,077.30	$0.21	$1,000	$1,024.62	$0.20	0.04%
Pathfinder Moderately Conservative	$1,000	$1,056.60	$0.31	$1,000	$1,024.54	$0.30	0.05%
Asset Strategy	$1,000	$1,039.30	$5.00	$1,000	$1,019.94	$4.95	0.98%
Balanced	$1,000	$1,087.80	$5.22	$1,000	$1,019.76	$5.05	1.01%
Bond	$1,000	$974.00	$3.85	$1,000	$1,020.92	$3.94	0.78%
Core Equity	$1,000	$1,114.20	$5.07	$1,000	$1,020.02	$4.85	0.96%
Dividend Opportunities	$1,000	$1,116.50	$5.29	$1,000	$1,019.82	$5.05	1.00%
Energy	$1,000	$1,118.00	$6.57	$1,000	$1,018.55	$6.26	1.26%
Global Bond	$1,000	$988.00	$3.78	$1,000	$1,020.96	$3.84	0.77%
Global Natural Resources	$1,000	$974.90	$6.71	$1,000	$1,018.02	$6.86	1.37%
Growth	$1,000	$1,097.10	$5.03	$1,000	$1,019.99	$4.85	0.97%
High Income	$1,000	$1,039.30	$4.49	$1,000	$1,020.40	$4.44	0.89%
International Core Equity	$1,000	$1,049.30	$5.94	$1,000	$1,019.01	$5.86	1.17%
International Growth	$1,000	$1,018.50	$5.75	$1,000	$1,019.07	$5.75	1.15%
Limited-Term Bond	$1,000	$987.70	$4.17	$1,000	$1,020.58	$4.24	0.85%
Micro Cap Growth	$1,000	$1,252.20	$7.66	$1,000	$1,017.99	$6.86	1.37%
Mid Cap Growth	$1,000	$1,103.70	$5.68	$1,000	$1,019.35	$5.45	1.10%
Money Market	$1,000	$1,000.10	$1.20	$1,000	$1,023.61	$1.21	0.24%
Real Estate Securities	$1,000	$1,042.00	$6.53	$1,000	$1,018.40	$6.46	1.29%
Science and Technology	$1,000	$1,215.60	$6.31	$1,000	$1,019.10	$5.75	1.15%
Small Cap Growth	$1,000	$1,163.60	$6.17	$1,000	$1,019.13	$5.75	1.14%
Small Cap Value	$1,000	$1,159.00	$6.26	$1,000	$1,019.02	$5.86	1.16%
Value	$1,000	$1,178.10	$5.34	$1,000	$1,019.85	$4.95	1.00%
*	Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2013, and divided by 365.

(1)	This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only.

2013	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS

Pathfinder Portfolios	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Pathfinder Aggressive – Asset Allocation

Ivy Funds VIP Growth	19.9%
Ivy Funds VIP International Growth	19.7%
Ivy Funds VIP International Core Equity	14.9%
Ivy Funds VIP Mid Cap Growth	10.0%
Ivy Funds VIP Small Cap Growth	10.0%
Ivy Funds VIP Value	9.9%
Ivy Funds VIP Small Cap Value	9.9%
Ivy Funds VIP Money Market	5.0%
Cash and Cash Equivalents	0.7%

Pathfinder Conservative – Asset Allocation

Ivy Funds VIP Money Market	25.1%
Ivy Funds VIP Limited-Term Bond	20.0%
Ivy Funds VIP Dividend Opportunities	16.7%
Ivy Funds VIP Growth	11.8%
Ivy Funds VIP International Growth	9.8%
Ivy Funds VIP Small Cap Growth	6.0%
Ivy Funds VIP International Core Equity	5.0%
Ivy Funds VIP Mid Cap Growth	2.0%
Ivy Funds VIP Value	2.0%
Ivy Funds VIP Small Cap Value	1.0%
Cash and Cash Equivalents	0.6%

Pathfinder Moderate – Asset Allocation

Ivy Funds VIP Money Market	15.2%
Ivy Funds VIP Growth	14.9%
Ivy Funds VIP Dividend Opportunities	14.8%
Ivy Funds VIP International Growth	14.8%
Ivy Funds VIP International Core Equity	10.0%
Ivy Funds VIP Limited-Term Bond	10.0%
Ivy Funds VIP Small Cap Growth	7.0%
Ivy Funds VIP Value	5.0%
Ivy Funds VIP Small Cap Value	4.0%
Ivy Funds VIP Mid Cap Growth	4.0%
Cash and Cash Equivalents	0.3%

Pathfinder Moderately Aggressive – Asset Allocation

Ivy Funds VIP International Growth	18.0%
Ivy Funds VIP Money Market	15.2%
Ivy Funds VIP Growth	14.9%
Ivy Funds VIP Dividend Opportunities	14.9%
Ivy Funds VIP International Core Equity	12.0%
Ivy Funds VIP Small Cap Growth	8.0%
Ivy Funds VIP Small Cap Value	7.0%
Ivy Funds VIP Value	5.0%
Ivy Funds VIP Mid Cap Growth	5.0%
Cash and Cash Equivalents	0.0%

Pathfinder Moderately Conservative – Asset Allocation

Ivy Funds VIP Money Market	20.2%
Ivy Funds VIP Limited-Term Bond	15.0%
Ivy Funds VIP Dividend Opportunities	14.8%
Ivy Funds VIP Growth	13.9%
Ivy Funds VIP International Growth	12.8%
Ivy Funds VIP International Core Equity	7.0%
Ivy Funds VIP Small Cap Growth	6.0%
Ivy Funds VIP Value	5.0%
Ivy Funds VIP Mid Cap Growth	4.0%
Ivy Funds VIP Small Cap Value	1.0%
Cash and Cash Equivalents	0.3%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

6	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2013 (UNAUDITED)

Pathfinder Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Growth	1,341	$14,376
Ivy Funds VIP International Core Equity	653	10,837
Ivy Funds VIP International Growth	1,709	14,325
Ivy Funds VIP Mid Cap Growth	795	7,244
Ivy Funds VIP Money Market	3,656	3,656
Ivy Funds VIP Small Cap Growth (A)	649	7,245
Ivy Funds VIP Small Cap Value	418	7,217
Ivy Funds VIP Value	1,061	7,222

TOTAL AFFILIATED MUTUAL FUNDS – 99.3%		$72,122
(Cost: $70,064)

SHORT-TERM SECURITIES – 0.7%	Principal
Master Note
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (B)	$523	$523

(Cost: $523)

TOTAL INVESTMENT SECURITIES – 100.0%		$72,645
(Cost: $70,587)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		11

NET ASSETS – 100.0%		$72,656

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$72,122	$—	$—
Short-Term Securities	—	523	—

Total	$72,122	$523	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

Pathfinder Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	2,336	$18,196
Ivy Funds VIP Growth	1,202	12,887
Ivy Funds VIP International Core Equity	325	5,397
Ivy Funds VIP International Growth	1,276	10,702
Ivy Funds VIP Limited-Term Bond	4,477	21,731
Ivy Funds VIP Mid Cap Growth	238	2,165
Ivy Funds VIP Money Market	27,308	27,308
Ivy Funds VIP Small Cap Growth (A)	582	6,495
Ivy Funds VIP Small Cap Value	62	1,078
Ivy Funds VIP Value	317	2,158

TOTAL AFFILIATED MUTUAL FUNDS – 99.4%		$108,117
(Cost: $104,268)

SHORT-TERM SECURITIES – 0.5%	Principal
Master Note
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (B)	$575	$575

(Cost: $575)

TOTAL INVESTMENT SECURITIES – 99.9%		$108,692
(Cost: $104,843)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		119

NET ASSETS – 100.0%		$108,811

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$108,117	$—	$—
Short-Term Securities	—	575	—

Total	$108,117	$575	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2013 (UNAUDITED)

Pathfinder Moderate

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	15,648	$121,905
Ivy Funds VIP Growth	11,410	122,314
Ivy Funds VIP International Core Equity	4,940	81,962
Ivy Funds VIP International Growth	14,537	121,880
Ivy Funds VIP Limited-Term Bond	16,998	82,503
Ivy Funds VIP Mid Cap Growth	3,608	32,870
Ivy Funds VIP Money Market	124,414	124,414
Ivy Funds VIP Small Cap Growth (A)	5,152	57,533
Ivy Funds VIP Small Cap Value	1,896	32,748
Ivy Funds VIP Value	6,021	40,965

TOTAL AFFILIATED MUTUAL FUNDS – 99.7%		$819,094
(Cost: $766,134)

SHORT-TERM SECURI- TIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (B)	$678	$678

(Cost: $678)

TOTAL INVESTMENT SECURITIES – 99.8%		$819,772
(Cost: $766,812)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,379

NET ASSETS – 100.0%		$821,151

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$819,094	$—	$—
Short-Term Securities	—	678	—

Total	$819,094	$678	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

Pathfinder Moderately Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	18,318	$142,705
Ivy Funds VIP Growth	13,357	143,181
Ivy Funds VIP International Core Equity	6,940	115,135
Ivy Funds VIP International Growth	20,420	171,209
Ivy Funds VIP Mid Cap Growth	5,280	48,099
Ivy Funds VIP Money Market	145,650	145,650
Ivy Funds VIP Small Cap Growth (A)	6,893	76,971
Ivy Funds VIP Small Cap Value	3,884	67,088
Ivy Funds VIP Value	7,048	47,954

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$957,992
(Cost: $892,222)

SHORT-TERM SECURI- TIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (B)	$497	$497

(Cost: $497)

TOTAL INVESTMENT SECURITIES – 100.1%		$958,489
(Cost: $892,719)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(439)

NET ASSETS – 100.0%		$958,050

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2013 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$957,992	$—	$—
Short-Term Securities	—	497	—

Total	$957,992	$497	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

Pathfinder Moderately Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	4,894	$38,128
Ivy Funds VIP Growth	3,331	35,705
Ivy Funds VIP International Core Equity	1,082	17,945
Ivy Funds VIP International Growth	3,940	33,038
Ivy Funds VIP Limited-Term Bond	7,975	38,707
Ivy Funds VIP Mid Cap Growth	1,129	10,281
Ivy Funds VIP Money Market	51,885	51,885
Ivy Funds VIP Small Cap Growth (A)	1,381	15,424
Ivy Funds VIP Small Cap Value	148	2,561
Ivy Funds VIP Value	1,883	12,812

TOTAL AFFILIATED MUTUAL FUNDS – 99.7%		$256,486
(Cost: $243,284)

SHORT-TERM SECURI- TIES – 0.3%	Principal
Master Note
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (B)	$816	$816

(Cost: $816)

TOTAL INVESTMENT SECURITIES – 100.0%		$257,302
(Cost: $244,100)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		78

NET ASSETS – 100.0%		$257,380

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$256,486	$—	$—
Short-Term Securities	—	816	—

Total	$256,486	$816	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	9

PORTFOLIO HIGHLIGHTS

Asset Strategy	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	73.3%
Consumer Discretionary	31.9%
Financials	16.9%
Information Technology	11.1%
Energy	4.7%
Industrials	2.9%
Health Care	2.3%
Consumer Staples	2.3%
Materials	1.0%
Telecommunication Services	0.2%
Bullion (Gold)	8.3%
Purchased Options	0.5%
Bonds	5.0%
Corporate Debt Securities	4.2%
Loans	0.8%
United States Government and Government Agency Obligations	0.0%
Cash and Cash Equivalents	12.9%

Country Weightings

North America	35.5%
United States	34.9%
Other North America	0.6%
Pacific Basin	27.4%
China	9.1%
Hong Kong	8.4%
Japan	5.9%
Other Pacific Basin	4.0%
Europe	15.1%
United Kingdom	8.3%
Other Europe	6.8%
Bullion (Gold)	8.3%
Other	0.2%
South America	0.1%
Cash and Cash Equivalents and Options	13.4%

Top 10 Equity Holdings

Company	Country	Sector
Sands China Ltd.	China	Consumer Discretionary
Galaxy Entertainment Group Limited, ADR	Hong Kong	Consumer Discretionary
Delta Topco Limited	United Kingdom	Consumer Discretionary
AIA Group Limited	Hong Kong	Financials
Wynn Resorts, Limited	United States	Consumer Discretionary
Hyundai Motor Company	South Korea	Consumer Discretionary
CBS Corporation, Class B	United States	Consumer Discretionary
ConocoPhillips	United States	Energy
Philip Morris International Inc.	United States	Consumer Staples
Apple Inc.	United States	Information Technology

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

10	SEMIANNUAL REPORT	2013

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 1.0%
BAE Systems plc (A)	471	$2,743
Boeing Company (The)	30	3,073
European Aeronautic Defence and Space Company (A)	13	706
European Aeronautic Defence and Space Company (A)(B)	79	4,244
General Dynamics Corporation	40	3,157

		13,923

Apparel, Accessories & Luxury Goods – 1.0%
Prada S.p.A. (A)	1,496	13,580

Application Software – 1.1%
Intuit Inc.	246	15,007

Asset Management & Custody Banks – 2.7%
Apollo Global Management, LLC	374	9,018
Blackstone Group L.P. (The)	819	17,255
KKR & Co. L.P.	608	11,959

		38,232

Automobile Manufacturers – 4.6%
Bayerische Motoren Werke AG (A)	168	14,717
Fuji Heavy Industries Ltd. (A)	59	1,454
Hyundai Motor Company (A)	182	35,957
Nissan Motor Co., Ltd. (A)	276	2,794
Renault S.A. (A)	56	3,775
Toyota Motor Corporation (A)	92	5,562

		64,259

Biotechnology – 0.2%
Amgen Inc.	26	2,545

Brewers – 0.4%
Anheuser-Busch InBev S.A., ADR	56	5,009

Broadcasting – 2.5%
CBS Corporation, Class B	700	34,189

Cable & Satellite – 1.1%
British Sky Broadcasting Group plc (A)	362	4,365
Comcast Corporation, Class A	107	4,494
DirecTV Group, Inc. (The) (C)	45	2,761
Time Warner Cable Inc.	38	4,240

		15,860

Casinos & Gaming – 13.0%
Galaxy Entertainment Group Limited, ADR (A)(C)	12,744	62,438

COMMON STOCKS (Continued)	Shares	Value
Casinos & Gaming (Continued)
Las Vegas Sands, Inc.	52	$2,774
Sands China Ltd. (A)	14,800	69,743
Wynn Resorts, Limited	354	45,248

		180,203

Communications Equipment – 1.1%
Cisco Systems, Inc.	612	14,878

Computer Hardware – 1.8%
Apple Inc.	64	25,468

Construction & Farm Machinery & Heavy Trucks – 1.1%
Cummins Inc.	142	15,445
KION Holding 1 GmbH (A)(B)(C)	30	919

		16,364

Consumer Electronics – 0.8%
Panasonic Corporation (A)	361	2,904
Sony Corporation (A)	406	8,507

		11,411

Diversified Banks – 6.3%
Agricultural Bank of China Limited (A)	7,043	2,906
Banco Santander Brasil S.A., ADR (C)	74	457
BNP Paribas (A)	51	2,781
China Construction Bank Corporation (A)	4,143	2,933
China Minsheng Banking Corp., Ltd., H Shares (A)	12,976	12,698
DBS Group Holdings Ltd (A)	425	5,193
ICICI Bank Limited (A)	158	2,845
Industrial and Commercial Bank of China Limited, H Shares (A)	4,697	2,961
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	1,381	8,519
Sumitomo Mitsui Trust Holdings, Inc. (A)	487	2,273
Mizuho Financial Group, Inc. (A)	3,789	7,870
Royal Bank of Canada (A)	61	3,531
State Bank of India (A)	83	2,719
Sumitomo Mitsui Financial Group, Inc. (A)	203	9,290
Sumitomo Mitsui Trust Holdings, Inc. (A)(B)	1,544	7,208
Toronto-Dominion Bank (A)	45	3,582
Wells Fargo & Company	220	9,084

		86,850

Diversified Capital Markets – 0.1%
Credit Suisse Group AG, Registered Shares (A)	77	2,031

COMMON STOCKS (Continued)	Shares	Value
Diversified Chemicals – 0.3%
Dow Chemical Company (The)	145	$4,658

Electronic Equipment & Instruments – 0.6%
Hitachi, Ltd. (A)	1,297	8,330

Electronic Manufacturing Services – 0.2%
Hon Hai Precision Ind. Co., Ltd. (A)	1,083	2,674

Fertilizers & Agricultural Chemicals – 0.2%
Mosaic Company (The)	46	2,470

Health Care Supply – 0.2%
Abbott Laboratories	94	3,286

Hotels, Resorts & Cruise Lines – 1.3%
Starwood Hotels & Resorts Worldwide, Inc.	284	17,927

Industrial Conglomerates – 0.2%
Hutchison Whampoa Limited, Ordinary Shares (A)	263	2,765

Integrated Oil & Gas – 1.2%
Eni S.p.A. (A)	117	2,399
Occidental Petroleum Corporation	161	14,384

		16,783

Internet Retail – 0.5%
Amazon.com, Inc. (C)	26	7,164

Internet Software & Services – 2.1%
Baidu.com, Inc., ADR (C)	146	13,769
Google Inc., Class A (C)	2	1,585
Tencent Holdings Limited (A)	373	14,613

		29,967

Investment Banking & Brokerage – 0.4%
Goldman Sachs Group, Inc. (The)	28	4,295
Nomura Holdings, Inc. (A)	183	1,349

		5,644

IT Consulting & Other Services – 1.8%
Accenture plc, Class A	61	4,397
Cognizant Technology Solutions Corporation, Class A (C)	249	15,561
International Business Machines Corporation	24	4,606

		24,564

Life & Health Insurance – 4.4%
AIA Group Limited (A)	11,172	47,318
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	351	1,987

2013	SEMIANNUAL REPORT	11

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Life & Health Insurance (Continued)
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)	1,636	$11,007

		60,312

Managed Health Care – 0.3%
UnitedHealth Group Incorporated	60	3,935

Movies & Entertainment – 7.1%
Delta Topco Limited (C)(D)	56,728	59,030
Ithaca Holdings, LLC (C)(D)(E)	19	6,472
Legend Pictures LLC, Ltd. (C)(D)(E)	10	18,192
News Corporation Limited, Class A	436	14,197

		97,891

Multi-Line Insurance – 1.9%
American International Group, Inc. (C)	413	18,443
Axa S.A. (A)	175	3,444
Zurich Financial Services, Registered Shares (A)	19	4,825

		26,712

Office Electronics – 0.5%
Canon Inc. (A)	224	7,310

Oil & Gas Equipment & Services – 0.2%
Halliburton Company	83	3,454

Oil & Gas Exploration & Production – 2.0%
ConocoPhillips	459	27,770

Oil & Gas Refining & Marketing – 1.3%
Phillips 66	305	17,938

Other Diversified Financial Services – 0.8%
Citigroup Inc.	97	4,639
ING Groep N.V., Certicaaten Van Aandelen (A)(C)	306	2,787
JPMorgan Chase & Co.	72	3,790

		11,216

Pharmaceuticals – 1.6%
AstraZeneca plc (A)	56	2,648
Pfizer Inc.	490	13,734
Roche Holdings AG, Genusscheine (A)	14	3,558
Teva Pharmaceutical Industries Limited, ADR	54	2,132

		22,072

Property & Casualty Insurance – 0.3%
ACE Limited	23	2,085
Allstate Corporation (The)	57	2,757

		4,842

COMMON STOCKS (Continued)	Shares	Value
Railroads – 0.3%
Central Japan Railway Company (A)	12	$1,419
Union Pacific Corporation	14	2,144

		3,563

Semiconductor Equipment – 1.3%
ASML Holding N.V., Ordinary Shares (A)	226	17,795

Semiconductors – 0.6%
Samsung Electronics Co., Ltd. (A)	3	3,760
Texas Instruments Incorporated	139	4,854

		8,614

Specialty Chemicals – 0.3%
LyondellBasell Industries N.V., Class A	69	4,598

Steel – 0.2%
Posco (A)	10	2,588

Tobacco – 1.9%
Philip Morris International Inc.	312	27,026

Trading Companies & Distributors – 0.3%
Mitsui & Co., Ltd. (A)	327	4,103

Wireless Telecommunication Service – 0.2%
NTT DoCoMo, Inc. (A)	2	2,797

TOTAL COMMON STOCKS – 73.3%		$1,020,577
(Cost: $791,079)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc.:
Call $475.00, Expires 1-18-14, OTC (Ctrpty: Goldman Sachs Bank USA)	98	86
Call $510.00, Expires 1-18-14, OTC (Ctrpty: Goldman Sachs Bank USA)	196	97

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
EURO STOXX 50 Index:
Call EUR2,575.00, Expires 8-17-13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (F)	597	$715
Call EUR2,625.00, Expires 9-21-13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (F)	596	696
Call EUR2,725.00, Expires 9-21-13, OTC (Ctrpty: Bank of America N.A.) (F)	602	370
Halliburton Company,
Call $44.00, Expires 7-20-13, OTC (Ctrpty: Deutsche Bank AG)	648	16
Merck & Co., Inc.:
Call $45.00, Expires 10-19-13, OTC (Ctrpty: Goldman Sachs Bank USA)	1,653	445
Call $48.00, Expires 10-19-13, OTC (Ctrpty: Goldman Sachs Bank USA)	2,097	242
Call $50.00, Expires 10-19-13, OTC (Ctrpty: Goldman Sachs Bank USA)	51	3
Nikkei 225 Index:
Call JPY15,500.00, Expires 7-12-13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (F)	153	12
Call JPY15,750.00, Expires 7-12-13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (F)	153	6
Call JPY14,000.00, Expires 8-9-13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (F)	84	368
Call JPY14,000.00, Expires 9-13-13, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (F)	107	656
Call JPY14,000.00, Expires 9-13-13, OTC (Ctrpty: JP Morgan Securities, Inc.) (F)	187	1,147
Call JPY14,500.00, Expires 9-13-13, OTC (Ctrpty: JP Morgan Securities, Inc.) (F)	105	450

12	SEMIANNUAL REPORT	2013

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2013 (UNAUDITED)

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)		Value
S&P 500 Index:
Call $1,680.00, Expires 7-20-13		179	$17
Call $1,600.00, Expires 8-17-13		264	998
Call $1,685.00, Expires 8-17-13		130	65
Call $1,690.00, Expires 8-17-13		133	55
Call $1,675.00, Expires 9-21-13		498	735

TOTAL PURCHASED OPTIONS – 0.5%			$7,179
(Cost: $8,753)

CORPORATE DEBT SECURITIES		Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation, 2.560%, 1-18-15 (G)		$1,050	1,042

Food Distributors – 0.3%
U.S. Foodservice, Inc., 8.500%, 6-30-19		4,063	4,246

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9-28-15		327	111

Independent Power Producers & Energy Traders – 0.1%
CESP – Companhia Energetica de Sao Paulo, 9.750%, 1-15-15 (B)(F)	BRL	1,550	1,054

Movies & Entertainment – 3.7%
Circuit of the Americas LLC, Series A, 16.000%, 7-31-18		$2,500	2,256
Circuit of the Americas LLC, Series B, 16.000%, 7-31-18 (H)		2,745	2,477
Delta Topco Limited, 10.000%, 11-24-60 (D)(H)		46,903	46,877

			51,610

TOTAL CORPORATE DEBT SECURITIES – 4.2%			$58,063
(Cost: $58,898)

LOANS	Principal	Value
Movies & Entertainment – 0.8%
Circuit of the Americas LLC, 6.000%, 6-30-17 (G)	$700	$700
Formula One Holdings Ltd. and Alpha Topco Limited, 9.250%, 10-16-19 (G)	10,400	10,907

		11,607

TOTAL LOANS – 0.8%		$11,607
(Cost: $10,958)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9-15-17 (I)	501	23
5.000%, 11-15-17 (I)	15	—	*
5.000%, 4-15-19 (I)	55	1
5.500%, 3-15-23 (I)	130	12
5.500%, 10-15-25 (I)	429	56
6.000%, 11-15-35 (I)	263	39
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6-25-23 (I)	195	26
5.000%, 11-25-23 (I)	55	1
5.500%, 8-25-33 (I)	312	29
5.500%, 4-25-34 (I)	506	74
5.500%, 11-25-36 (I)	669	91
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3-20-32 (I)	177	11
5.000%, 7-20-33 (I)	67	4
5.500%, 11-20-33 (I)	344	19
5.500%, 7-20-35 (I)	214	34

		420

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$420
(Cost: $1,602)

BULLION – 8.3%	Troy Ounces
Gold	94	115,749

(Cost: $105,614)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 11.4%
Abbott Laboratories, 0.100%, 8-22-13 (J)	$20,000	$19,996
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.170%, 8-26-13 (J)	15,000	14,995
American Honda Finance Corporation (GTD by Honda Motor Co.), 0.120%, 8-7-13 (J)	10,000	9,999
AT&T Inc., 0.160%, 7-22-13 (J)	10,250	10,249
Bank of Nova Scotia, 0.130%, 7-16-13 (J)	5,000	5,000
Becton Dickinson & Co., 0.170%, 7-31-13 (J)	5,000	4,999
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.100%, 7-22-13 (J)	5,000	5,000
0.100%, 7-23-13 (J)	6,845	6,845
Clorox Company (The), 0.270%, 7-9-13 (J)	5,900	5,900
Ecolab Inc., 0.240%, 7-10-13 (J)	4,000	4,000
Exxon Mobil Corporation:
0.050%, 7-24-13 (J)	6,000	6,000
0.080%, 7-30-13 (J)	3,000	3,000
John Deere Canada ULC (GTD by Deere & Company), 0.100%, 7-10-13 (J)	6,000	6,000
John Deere Financial Limited (GTD by John Deere Capital Corporation):
0.100%, 7-1-13 (J)	5,000	5,000
0.100%, 7-2-13 (J)	5,998	5,998
Kellogg Co., 0.150%, 7-1-13 (J)	6,000	6,000
Kroger Co. (The), 0.300%, 7-8-13 (J)	10,000	9,999
Mondelez International, Inc., 0.150%, 7-1-13 (J)	3,192	3,192
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.120%, 7-24-13 (J)	10,000	9,999
Target Corporation, 0.080%, 7-1-13 (J)	10,000	10,000
Total Capital Canada Ltd. (GTD by Total S.A.), 0.090%, 7-10-13 (J)	6,000	6,000

		158,171

2013	SEMIANNUAL REPORT	13

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2013 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.1%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (K)	$1,038	$1,038

Municipal Obligations – Taxable – 0.2%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.050%, 7-1-13 (K)	1,000	1,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable (Continued)
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.050%, 7-1-13 (K)	$2,644	$2,644

		3,644

SHORT-TERM SECURITIES (Continued)	Principal	Value
Treasury Bills – 0.4%
United States Treasury Bills, 0.040%, 10-3-13	$5,000	$4,999

TOTAL SHORT-TERM SECURITIES – 12.1%		$167,852
(Cost: $167,854)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,381,447
(Cost: $1,144,758)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		10,737

NET ASSETS – 100.0%		$1,392,184

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $13,425 or 1.0% of net assets.

(C)	No dividends were paid during the preceding 12 months.

(D)	Restricted securities. At June 30, 2013, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Delta Topco Limited	1–23–12 to 5–1–12	56,728	$38,354	$59,030
Ithaca Holdings, LLC	4–23–13	19	6,472	6,472
Legend Pictures LLC, Ltd.	12–18–12	10	18,162	18,192

		Principal
Delta Topco Limited, 10.000%, 11-24-60	1–23–12 to 6–18–12	$46,903	47,435	46,877

			$110,423	$130,571

The total value of these securities represented 9.4% of net assets at June 30, 2013.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Portfolio.

(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, EUR – Euro and JPY – Japanese Yen).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(H)	Payment-in-kind bonds.

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at June 30, 2013.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Barclays Capital, Inc.	2,411,818	7-22-13	$284	$—
Sell	Japanese Yen	Deutsche Bank AG	5,739,913	7-22-13	2,151	—

					$2,435	$—

14	SEMIANNUAL REPORT	2013

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2013 (UNAUDITED)

The following futures contracts were outstanding at June 30, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
Gold 100 oz Future August 2013	Short	8-30-13	440	$(54,195)	$(1,077)

The following written options were outstanding at June 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price		Premium Received	Value
EURO STOXX 50 Index	Morgan Stanley & Co., Inc.	Put	597	August 2013	EUR	2,625.00	$312	$(706)
	Morgan Stanley & Co., Inc.	Call	597	August 2013		2,725.00	117	(197)
	Bank of America N.A.	Put	602	September 2013		2,475.00	651	(473)
	Morgan Stanley & Co., Inc.	Call	596	September 2013		2,800.00	123	(200)
Halliburton Company	Deutsche Bank AG	Put	648	July 2013		$37.00	97	(6)
Nikkei 225 Index	UBS AG	Put	32	July 2013	JPY	12,500.00	75	(20)
	UBS AG	Put	52	August 2013		12,500.00	128	(110)
	Morgan Stanley & Co., Inc.	Call	84	August 2013		16,000.00	48	(37)
S&P 500 Index	N/A	Put	133	August 2013		$1,550.00	252	(277)
	N/A	Call	264	August 2013		1,655.00	184	(315)
	N/A	Put	366	September 2013		1,500.00	899	(787)

							$2,886	$(3,128)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$936,883	$—	$83,694
Purchased Options	1,870	5,309	—
Corporate Debt Securities	—	6,453	51,610
Loans	—	—	11,607
United States Government Agency Obligations	—	420	—
Bullion	115,749	—	—
Short-Term Securities	—	167,852	—
Total	$1,054,502	$180,034	$146,911
Forward Foreign Currency Contracts	$—	$2,435	$—
Liabilities
Futures Contracts	$1,077	$—	$—
Written Options	$1,378	$1,750	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Senior Loans
Beginning Balance 1-1-13	$62,482	$48,655	$11,345
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	14,739	(538)	279
Purchases	6,473	3,493	—
Sales	—	—	(25)
Accrued discounts/premiums	—	—	8
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 6-30-13	$83,694	$51,610	$11,607
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-13	$14,739	$(538)	$279

During the period ended June 30, 2013, securities totaling $335,244 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

2013	SEMIANNUAL REPORT	15

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2013 (UNAUDITED)

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-13	Valuation Technique(s)		Unobservable Input(s)
Assets
Common Stocks	$24,664	Purchase price		Purchase price
	59,030	See below	(1)
Corporate Debt Securities	4,733	Broker quote		Broker quote
	46,877	See below	(1)
Loans	11,607	Third-party valuation service		Broker quotes

(1) At June 30, 2013, Asset Strategy Portfolio held (minority stake) investments in private-placement common stock and corporate debt securities. Because of the unique nature of these securities, the Valuation Committee, as described on page 175, determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated to the common stock and corporate debt securities held by the Portfolio.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 19 to 23 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (2.5%), and the weighted average cost of capital (8.4%).

The Valuation Committee also applied an illiquidity discount of 10% for purposes of this valuation.

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital of illiquidity discount inputs could result in a lower fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification

(as a % of net assets)
United States	34.9%
China	9.1%
Hong Kong	8.4%
United Kingdom	8.3%
Japan	5.9%
South Korea	3.0%

Country Diversification (Continued)

Netherlands	1.8%
Germany	1.2%
Italy	1.2%
France	1.1%
Canada	0.6%
Other Countries	2.8%
Other+	21.7%

+Includes gold bullion, options, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

16	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Balanced	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	72.0%
Consumer Discretionary	16.4%
Industrials	13.9%
Financials	10.8%
Information Technology	9.1%
Consumer Staples	7.4%
Energy	6.6%
Health Care	5.2%
Materials	2.6%
Bonds	25.0%
Corporate Debt Securities	18.8%
United States Government and Government Agency Obligations	5.5%
Other Government Securities	0.7%
Cash and Cash Equivalents	3.0%

Top 10 Equity Holdings

Company	Sector
Limited Brands, Inc.	Consumer Discretionary
Anheuser-Busch InBev S.A., ADR	Consumer Staples
JPMorgan Chase & Co.	Financials
PNC Financial Services Group, Inc. (The)	Financials
Home Depot, Inc. (The)	Consumer Discretionary
Union Pacific Corporation	Industrials
Johnson & Johnson	Health Care
Harley-Davidson, Inc.	Consumer Discretionary
Cisco Systems, Inc.	Information Technology
Brown-Forman Corporation, Class B	Consumer Staples

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 5.4%
Boeing Company (The)	58	$5,922
General Dynamics Corporation	50	3,924
Honeywell International Inc.	69	5,474
Precision Castparts Corp.	22	4,904

		20,224

Apparel Retail – 3.4%
Gap, Inc. (The)	105	4,390
Limited Brands, Inc.	167	8,230

		12,620

Application Software – 1.1%
Intuit Inc.	70	4,272

Asset Management & Custody Banks – 1.6%
Northern Trust Corporation	102	5,917

Auto Parts & Equipment – 0.7%
Johnson Controls, Inc.	78	2,774

Brewers – 2.1%
Anheuser-Busch InBev S.A., ADR	86	7,762

Broadcasting – 1.5%
CBS Corporation, Class B	118	5,781

Cable & Satellite – 1.3%
Time Warner Cable Inc.	44	4,949

Communications Equipment – 1.6%
Cisco Systems, Inc.	250	6,078

Computer Hardware – 1.2%
Apple Inc.	12	4,555

Construction & Farm Machinery & Heavy Trucks – 1.4%
Cummins Inc.	47	5,130

Distillers & Vintners – 1.6%
Brown-Forman Corporation, Class B	88	5,961

Diversified Chemicals – 1.2%
Dow Chemical Company (The)	145	4,649

Electrical Components & Equipment – 1.2%
Rockwell Automation, Inc.	54	4,498

Fertilizers & Agricultural Chemicals – 1.4%
Monsanto Company	50	4,920

Health Care Equipment – 1.3%
Covidien plc	78	4,902

Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	87	6,755

Hotels, Resorts & Cruise Lines – 1.3%
Hyatt Hotels Corporation, Class A (A)	124	5,013

COMMON STOCKS (Continued)	Shares	Value
Household Products – 1.2%
Colgate-Palmolive Company	81	$4,623

Industrial Conglomerates – 1.2%
3M Company	42	4,626

Industrial Machinery – 2.9%
Pall Corporation	74	4,922
Pentair, Inc.	103	5,919

		10,841

Internet Retail – 1.3%
Amazon.com, Inc. (A)	18	4,971

Internet Software & Services – 1.3%
Google Inc., Class A (A)	5	4,754

IT Consulting & Other Services – 0.7%
Cognizant Technology Solutions Corporation, Class A (A)	44	2,761

Managed Health Care – 0.7%
UnitedHealth Group Incorporated	42	2,776

Motorcycle Manufacturers – 1.7%
Harley-Davidson, Inc.	115	6,282

Movies & Entertainment – 1.4%
News Corporation Limited, Class B	165	5,419

Multi-Line Insurance – 1.4%
American International Group, Inc. (A)	117	5,221

Oil & Gas Equipment & Services – 2.6%
National Oilwell Varco, Inc.	74	5,099
Schlumberger Limited	62	4,464

		9,563

Oil & Gas Exploration & Production – 2.3%
Cabot Oil & Gas Corporation	40	2,848
ConocoPhillips	97	5,862

		8,710

Oil & Gas Refining & Marketing – 1.3%
Phillips 66	86	5,052

Oil & Gas Storage & Transportation – 0.4%
Regency Energy Partners LP	54	1,467

Other Diversified Financial Services – 3.3%
Citigroup Inc.	98	4,720
JPMorgan Chase & Co.	142	7,486

		12,206

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Company	52	4,152

COMMON STOCKS (Continued)	Shares	Value
Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	80	$5,242

Pharmaceuticals – 3.2%
GlaxoSmithKline plc, ADR	109	5,437
Johnson & Johnson	74	6,379

		11,816

Property & Casualty Insurance – 2.6%
Berkshire Hathaway Inc., Class B (A)	49	5,517
Travelers Companies, Inc. (The)	55	4,420

		9,937

Publishing – 0.6%
Pearson plc (B)	129	2,296

Railroads – 1.8%
Union Pacific Corporation	43	6,634

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	98	7,132

Restaurants – 1.4%
Starbucks Corporation	79	5,154

Semiconductor Equipment – 1.2%
Applied Materials, Inc.	296	4,418

Semiconductors – 2.0%
Altera Corporation	85	2,811
Microchip Technology Incorporated	122	4,547

		7,358

TOTAL COMMON STOCKS – 72.0%		$270,171
(Cost: $199,769)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
General Dynamics Corporation, 1.000%, 11-15-17	$500	482
Northrop Grumman Corporation, 1.750%, 6-1-18	250	242

		724

Apparel Retail – 0.6%
Limited Brands, Inc.:
6.900%, 7-15-17	250	278
6.625%, 4-1-21	1,460	1,586
5.625%, 2-15-22	414	420

		2,284

18	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Apparel, Accessories & Luxury Goods – 0.3%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6-29-17 (C)	$1,000	$984

Auto Parts & Equipment – 0.1%
Delphi Corporation, 5.000%, 2-15-23	411	422

Automobile Manufacturers – 1.2%
Ford Motor Company, Convertible, 4.250%, 11-15-16	2,000	3,614
Toyota Motor Credit Corporation:
0.564%, 5-17-16 (D)	500	499
2.050%, 1-12-17	500	506

		4,619

Banking – 0.2%
Commonwealth Bank of Australia New York, 1.950%, 3-16-15	600	611

Biotechnology – 0.2%
Amgen Inc., 2.125%, 5-15-17	750	753

Brewers – 0.3%
Anheuser-Busch InBev Worldwide Inc., 5.375%, 11-15-14	500	531
Heineken N.V., 1.400%, 10-1-17 (C)	250	243
SABMiller Holdings Inc., 3.750%, 1-15-22 (C)	250	254

		1,028

Broadcasting – 0.8%
CBS Corporation:
8.875%, 5-15-19	1,500	1,933
4.300%, 2-15-21	500	519
Discovery Communications, LLC:
4.375%, 6-15-21	500	525
3.300%, 5-15-22	200	191

		3,168

Cable & Satellite – 0.4%
DIRECTV Holdings LLC, 2.400%, 3-15-17	750	754
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3-1-16	500	525
Pearson Funding Five plc, 3.250%, 5-8-23 (C)	300	276

		1,555

Construction & Farm Machinery & Heavy Trucks – 0.1%
Caterpillar Inc., 1.375%, 5-27-14	500	504

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance – 1.1%
American Express Credit Corporation, 5.125%, 8-25-14	$400	$419
American Honda Finance Corporation, 0.648%, 5-26-16 (C)(D)	500	499
Capital One Financial Corporation:
2.125%, 7-15-14	500	506
1.000%, 11-6-15	500	493
Caterpillar Financial Services Corporation, 1.550%, 12-20-13	500	503
Ford Motor Credit Company LLC, 3.875%, 1-15-15	500	515
General Motors Financial Company, Inc., 2.750%, 5-15-16 (C)	448	441
Penske Truck Leasing Co., LP and PTL Finance Corp., 2.500%, 7-11-14 (C)	250	254
USAA Capital Corporation, 1.050%, 9-30-14 (C)	500	503

		4,133

Data Processing & Outsourced Services – 0.2%
Fidelity National Financial, Inc., 6.600%, 5-15-17	800	886

Distillers & Vintners – 0.5%
Beam Inc.:
1.875%, 5-15-17	300	299
1.750%, 6-15-18	250	245
Brown-Forman Corporation, 1.000%, 1-15-18	1,000	962
Constellation Brands, Inc., 3.750%, 5-1-21	570	534

		2,040

Distributors – 0.1%
LKQ Corporation, 4.750%, 5-15-23 (C)	282	269

Diversified Banks – 1.2%
Bank of America Corporation, 1.093%, 3-22-16 (D)	1,000	998
Bank of Montreal, 1.300%, 10-31-14 (C)	500	505
Bank of New York Mellon Corporation (The), 1.500%, 1-31-14	500	503
Bank of Nova Scotia (The), 1.450%, 4-25-18	500	482
Barclays Bank plc, 2.375%, 1-13-14	300	302
National Australia Bank Limited, 0.900%, 1-20-16	500	496

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
U.S. Bancorp, 4.200%, 5-15-14	$500	$516
Wells Fargo & Company:
3.676%, 6-15-16 (D)	250	267
1.500%, 1-16-18	250	244

		4,313

Diversified Chemicals – 0.1%
Airgas, Inc., 1.650%, 2-15-18	500	485

Diversified Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold Inc., 2.375%, 3-15-18 (C)	150	143
Rio Tinto Finance (USA) Limited, 8.950%, 5-1-14	500	532

		675

Drug Retail – 0.3%
CVS Caremark Corporation, 3.250%, 5-18-15	950	989

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company, 2.750%, 4-15-16	500	522

Food Distributors – 0.7%
Campbell Soup Company, 2.500%, 8-2-22	700	638
Cargill, Inc., 4.307%, 5-14-21 (C)	1,219	1,284
ConAgra Foods, Inc., 1.300%, 1-25-16	250	250
General Mills, Inc., 0.576%, 1-29-16 (D)	250	250

		2,422

General Merchandise Stores – 0.1%
Target Corporation, 1.125%, 7-18-14	500	503

Health Care Equipment – 0.1%
Stryker Corporation, 2.000%, 9-30-16	500	513

Health Care Services – 0.4%
Quest Diagnostics Incorporated, 3.200%, 4-1-16	1,000	1,037

Health Care Supplies – 0.1%
DENTSPLY International Inc., 2.750%, 8-15-16	250	257
Mallinckrodt International Finance S.A., 3.500%, 4-15-18 (C)	250	247

		504

Home Improvement Retail – 0.1%
Home Depot, Inc. (The), 4.400%, 4-1-21	375	411

2013	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Hotels, Resorts & Cruise Lines – 0.1%
Hyatt Hotels Corporation, 3.375%, 7-15-23	$250	$233

Household Products – 0.1%
Church & Dwight Co., Inc., 2.875%, 10-1-22	250	236
Colgate-Palmolive Company, 1.250%, 5-1-14	250	252

		488

Hypermarkets & Super Centers – 0.2%
Wal-Mart Stores, Inc., 2.875%, 4-1-15	875	910

Independent Finance – 0.1%
Fidelity National Information Services, Inc., 2.000%, 4-15-18	250	241

Industrial – Other – 0.1%
Toll Brothers Finance Corp., 4.375%, 4-15-23	500	465

Industrial Conglomerates – 0.1%
General Electric Capital Corporation, 0.993%, 4-2-18 (D)	500	502

Industrial Gases – 0.5%
Praxair, Inc.:
4.375%, 3-31-14	1,500	1,542
3.000%, 9-1-21	500	493

		2,035

Industrial Machinery – 0.7%
Eaton Corporation, 0.603%, 6-16-14 (D)	500	500
Illinois Tool Works Inc., 5.150%, 4-1-14	1,500	1,550
Ingersoll-Rand Global Holding Company Limited, 2.875%, 1-15-19 (C)	150	148

		2,198

Integrated Oil & Gas – 0.1%
Cenovus Energy Inc., 4.500%, 9-15-14	250	261

Internet Retail – 0.1%
Amazon.com, Inc., 0.650%, 11-27-15	250	249

Investment Banking & Brokerage – 0.1%
Goldman Sachs Group, Inc. (The), 1.600%, 11-23-15	500	501

IT Consulting & Other Services – 0.4%
International Business Machines Corporation:
1.250%, 5-12-14	1,000	1,007
0.253%, 2-4-15 (D)	500	499

		1,506

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Leisure Products – 0.1%
Mattel, Inc., 2.500%, 11-1-16	$250	$258

Life & Health Insurance – 0.6%
Metropolitan Life Global Funding I:
2.000%, 1-10-14 (C)	800	807
2.500%, 9-29-15 (C)	1,000	1,034
Prudential Financial, Inc., 4.750%, 9-17-15	500	538

		2,379

Managed Health Care – 0.1%
WellPoint, Inc., 1.875%, 1-15-18	500	489

Metal & Glass Containers – 0.2%
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC, 7.125%, 5-1-18 (C)	555	563

Movies & Entertainment – 0.4%
News American Incorporated, 3.000%, 9-15-22	1,000	933
Viacom Inc., 4.375%, 9-15-14	500	521

		1,454

Oil & Gas Drilling – 0.1%
Transocean Inc., 2.500%, 10-15-17	500	494

Oil & Gas Equipment & Services – 0.3%
National Oilwell Varco, Inc., 1.350%, 12-1-17	250	243
Schlumberger Investment S.A. (GTD by Schlumberger Ltd)., 1.250%, 8-1-17 (C)	500	485
Schlumberger S.A. (GTD by Schlumberger Ltd.), 2.650%, 1-15-16 (C)	500	518

		1,246

Oil & Gas Exploration & Production – 0.6%
ConocoPhillips (GTD by ConocoPhillips Company), 4.750%, 2-1-14	415	425
EOG Resources, Inc., 2.500%, 2-1-16	1,000	1,035
Southwestern Energy Company, 4.100%, 3-15-22	600	597

		2,057

Other Diversified Financial Services – 1.1%
Citigroup Inc., 1.250%, 1-15-16	250	247
JPMorgan Chase & Co.:
4.650%, 6-1-14	1,000	1,036

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services (Continued)
JPMorgan Chase & Co. (Continued)
0.726%, 4-23-15 (D)	$500	$499
1.100%, 10-15-15	500	497
3.450%, 3-1-16	1,000	1,043
3.150%, 7-5-16	500	519
7.900%, 4-29-49 (D)	500	565

		4,406

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)(E)	17	—
8.000%, 3-31-11 (C)(E)	4	—

		—

Packaged Foods & Meats – 0.3%
Kraft Foods Inc., 4.125%, 2-9-16	1,000	1,069

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The), 2.350%, 8-15-22	600	557
Kimberly-Clark Corporation, 0.394%, 5-15-16 (D)	250	250

		807

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Inc.:
0.800%, 2-11-16	250	249
1.550%, 2-9-18	250	245

		494

Railroads – 0.2%
Burlington Northern Santa Fe, LLC, 3.050%, 3-15-22	400	389
Kansas City Southern de Mexico, S.A. de C.V., 2.350%, 5-15-20 (C)	300	290

		679

Regional Banks – 0.1%
Canadian Imperial Bank of Commerce, 0.900%, 10-1-15	250	250
PNC Bank, N.A., 0.800%, 1-28-16	250	248

		498

Restaurants – 0.1%
YUM! Brands, Inc., 4.250%, 9-15-15	500	532

Retail Stores – 0.1%
Dollar General Corporation:
4.125%, 7-15-17	100	105
1.875%, 4-15-18	250	242

		347

Semiconductors – 0.1%
Broadcom Corporation, 2.700%, 11-1-18	250	256

20	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Soft Drinks – 0.5%
PepsiCo, Inc.: 3.750%, 3-1-14	$750	$766
0.700%, 8-13-15	1,000	999

		1,765

Specialized Finance – 0.1%
PACCAR Financial Corp., 0.404%, 5-5-15 (D)	250	250

Specialty Chemicals – 0.1%
RPM International Inc., 3.450%, 11-15-22	250	233

Systems Software – 0.1%
Microsoft Corporation, 2.950%, 6-1-14	500	512

Tobacco – 0.2%
Philip Morris International Inc., 4.500%, 3-26-20	750	825

Trucking – 0.1%
Ryder System, Inc., 2.350%, 2-26-19	400	387

Wireless – 0.0%
Virgin Media Finance plc, 4.875%, 2-15-22	200	184

Wireless Telecommunication Service – 0.7%
America Movil, S.A.B. de C.V., 3.625%, 3-30-15	700	722
American Tower Corporation, 4.700%, 3-15-22	995	1,004
Crown Castle International Corp., 5.250%, 1-15-23	623	598

		2,324

TOTAL CORPORATE DEBT SECURITIES – 18.8%		$70,451
(Cost: $67,708)

OTHER GOVERNMENT SECURITIES
Canada – 0.1%
TransCanada PipeLines Ltd, 0.750%, 1-15-16	250	247

OTHER GOVERNMENT SECURITIES (Continued)	Principal	Value
Israel – 0.1%
State of Israel, 4.000%, 6-30-22	$500	$508

Qatar – 0.3%
State of Qatar, 4.000%, 1-20-15 (C)	750	780

Supranational – 0.2%
International Bank for Reconstruction and Development, 2.375%, 5-26-15	900	934

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$2,469
(Cost: $2,392)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.1%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	120	128
5.000%, 1-1-18	57	61
5.500%, 4-1-18	20	21
5.000%, 5-1-18	40	43
4.500%, 7-1-18	532	564
7.000%, 9-1-25	64	74
6.500%, 10-1-28	182	206
6.500%, 2-1-29	93	108
7.500%, 4-1-31	102	117
7.000%, 7-1-31	118	131
7.000%, 9-1-31	199	225
6.500%, 2-1-32	401	454
7.000%, 2-1-32	273	314
7.000%, 3-1-32	102	116
7.000%, 7-1-32	183	207
6.000%, 9-1-32	831	928
6.000%, 2-1-33	81	89
5.500%, 5-1-33	270	295
5.500%, 6-1-33	148	162
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A, 8.293%, 12-15-26	53	61

		4,304

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.1%		$4,304
(Cost: $3,941)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Obligations – 4.4%
United States Treasury Bonds, 6.250%, 8-15-23	$1,250	$1,676
United States Treasury Notes:
4.250%, 8-15-13	4,000	4,021
4.250%, 8-15-15	10,000	10,812

		16,509

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.4%		$16,509
(Cost: $15,277)

SHORT-TERM SECURITIES
Commercial Paper – 2.0%
Mondelez International, Inc., 0.150%, 7-1-13 (F)	7,414	7,414

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (G)	3,087	3,087

TOTAL SHORT-TERM SECURITIES – 2.8%		$10,501
(Cost: $10,501)

TOTAL INVESTMENT SECURITIES – 99.8%		$374,405
(Cost: $299,588)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		633

NET ASSETS – 100.0%		$375,038

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $10,527 or 2.8% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

2013	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2013 (UNAUDITED)

(E)	Non-income producing as the issuer has either missed its most recent interest payment of declared bankruptcy.

(F)	Rate shown is the yield to maturity at June 30, 2013.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$270,171	$—	$—
Corporate Debt Securities	—	70,451	—
Other Government Securities	—	2,469	—
United States Government Agency Obligations	—	4,304	—
United States Government Obligations	—	16,509	—
Short-Term Securities	—	10,501	—
Total	$270,171	$104,234	$—

During the period ended June 30, 2013, securities totaling $2,296 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

22	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Bond	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Bonds	93.6%
Corporate Debt Securities	56.1%
United States Government and Government Agency Obligations	32.0%
Municipal Bonds – Taxable	2.6%
Other Government Securities	1.6%
Mortgage-Backed Securities	1.3%
Cash and Cash Equivalents	6.4%

Quality Weightings

Investment Grade	82.8%
AAA	2.1%
AA	34.6%
A	14.6%
BBB	31.5%
Non-Investment Grade	10.8%
BB	9.0%
B	1.7%
Below CCC	0.1%
Cash and Cash Equivalents	6.4%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2013	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Aerospace & Defense – 2.0%
Bombardier Inc., 7.500%, 3-15-18 (A)	$5,775	$6,410

Apparel Retail – 2.4%
Limited Brands, Inc.:
8.500%, 6-15-19	3,485	4,042
7.000%, 5-1-20	1,000	1,110
5.625%, 2-15-22	2,665	2,705

		7,857

Biotechnology – 1.3%
Amgen Inc., 6.150%, 6-1-18	3,500	4,120

Brewers – 1.1%
SABMiller plc, 6.500%, 7-15-18 (A)	3,000	3,559

Broadcasting – 2.3%
CBS Corporation, 8.875%, 5-15-19	3,500	4,509
Discovery Communications, LLC, 3.300%, 5-15-22	3,000	2,867

		7,376

Cable & Satellite – 1.7%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.800%, 3-15-22	2,500	2,400
Time Warner Inc., 4.750%, 3-29-21	3,000	3,226

		5,626

Coal & Consumable Fuels – 1.8%
Joy Global Inc., 6.000%, 11-15-16	3,230	3,651
Peabody Energy Corporation, 6.500%, 9-15-20	2,000	2,005

		5,656

Consumer Finance – 1.2%
Ford Motor Credit Company LLC, 4.250%, 9-20-22	4,000	3,929

Data Processing & Outsourced Services – 1.4%
Alliance Data Systems Corporation, 5.250%, 12-1-17 (A)	4,500	4,635

Department Stores – 0.9%
Macy’s Retail Holdings, Inc., 3.875%, 1-15-22	3,000	3,006

Distributors – 0.9%
QVC, Inc., 5.125%, 7-2-22	3,000	3,030

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks – 2.3%
Bank of America Corporation:
5.650%, 5-1-18	$2,000	$2,221
7.625%, 6-1-19	2,000	2,403
HSBC Holdings plc, 5.100%, 4-5-21	2,500	2,745

		7,369

Diversified Chemicals – 1.4%
Dow Chemical Company (The), 8.550%, 5-15-19	3,500	4,464

Diversified Metals & Mining – 1.6%
Freeport-McMoRan Copper & Gold Inc., 3.100%, 3-15-20 (A)	2,000	1,847
Rio Tinto Finance (USA) Limited, 3.750%, 9-20-21	3,500	3,455

		5,302

Electric Utilities – 1.6%
Detroit Edison Company (The), 3.900%, 6-1-21	4,875	5,187

Electronic Manufacturing Services – 1.9%
Jabil Circuit, Inc.:
7.750%, 7-15-16	2,000	2,265
8.250%, 3-15-18	3,150	3,693

		5,958

Environmental & Facilities Services – 2.2%
Republic Services, Inc., 4.750%, 5-15-23	3,000	3,173
Waste Management, Inc., 4.600%, 3-1-21	3,600	3,862

		7,035

Forest Products – 1.4%
Georgia-Pacific, LLC, 5.400%, 11-1-20 (A)	4,000	4,458

Health Care Services – 1.1%
Medco Health Solutions, Inc., 4.125%, 9-15-20	3,500	3,599

Health Care Supplies – 0.8%
DENTSPLY International Inc., 4.125%, 8-15-21	2,500	2,537

Household Products – 1.6%
Clorox Company (The), 3.050%, 9-15-22	2,500	2,364
Procter & Gamble Company (The), 8.000%, 9-1-24	2,000	2,813

		5,177

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Independent Finance – 0.4%
Fidelity National Information Services, Inc., 3.500%, 4-15-23	$1,250	$1,128

Industrial – Other – 1.2%
Toll Brothers Finance Corp., 4.375%, 4-15-23	4,055	3,771

Integrated Telecommunication Services – 1.3%
Verizon Communications Inc., 8.750%, 11-1-18	3,182	4,146

Multi-Utilities – 4.3%
Dominion Resources, Inc., Ser F, 5.250%, 8-1-33	2,500	2,718
Duke Energy Indiana, Inc., 3.750%, 7-15-20	3,000	3,146
NorthWestern Corporation, 6.340%, 4-1-19	3,000	3,609
Pacific Gas and Electric Company, 3.500%, 10-1-20	4,000	4,165

		13,638

Office Electronics – 1.2%
Xerox Corporation, 6.350%, 5-15-18	3,452	3,955

Oil & Gas Equipment & Services – 1.4%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1-31-19	2,000	2,385
4.050%, 2-15-22	2,000	2,043

		4,428

Oil & Gas Storage & Transportation – 2.4%
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP), 3.875%, 3-15-23	2,000	1,875
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5-31-14 (A)	3,362	3,521
Tennessee Gas Pipeline Company, 7.000%, 3-15-27	2,000	2,430

		7,826

Other Diversified Financial Services – 1.2%
JPMorgan Chase & Co., 6.000%, 1-15-18	3,500	3,993

Paper Products – 0.1%
Westvaco Corporation, 7.500%, 6-15-27	172	190

24	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Property & Casualty Insurance – 1.0%
Berkshire Hathaway Inc., 3.750%, 8-15-21	$3,000	$3,092

Railroads – 2.3%
Burlington Northern Santa Fe, LLC, 3.050%, 3-15-22	4,000	3,891
Kansas City Southern de Mexico, S.A. de C.V., 2.350%, 5-15-20 (A)	3,650	3,529

		7,420

Restaurants – 1.2%
YUM! Brands, Inc., 6.250%, 3-15-18	3,292	3,806

Systems Software – 2.0%
CA, Inc., 5.375%, 12-1-19	6,000	6,522

Trucking – 0.6%
Penske Truck Leasing Co., L.P., 2.875%, 7-17-18 (A)	2,000	2,019

Water Utilities – 0.7%
California Water Service Company, 5.875%, 5-1-19	2,000	2,303

Wireless Telecommunication Service – 1.9%
American Tower Corporation, 4.700%, 3-15-22	5,000	5,040
Crown Castle International Corp., 5.250%, 1-15-23	1,027	986

		6,026

TOTAL CORPORATE DEBT SECURITIES – 56.1%		$180,553
(Cost: $175,650)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.6%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1, 4.719%, 1-15-38	1,906	1,930

Non-Agency REMIC/CMO – 0.7%
MASTR Adjustable Rate Mortgage Trust 2005-1, 3.465%, 3-25-35 (B)	2,097	113

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Non-Agency REMIC/CMO (Continued)
Merrill Lynch Mortgage Trust 2005-CIP1, 4.949%, 7-12-38 (B)	$2,000	$2,067
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1, 2.575%, 2-25-34 (B)	585	70
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC, 2.499%, 3-25-34 (B)	1,111	135

		2,385

TOTAL MORTGAGE-BACKED SECURITIES – 1.3%		$4,315
(Cost: $7,533)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.9%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A, 4.285%, 12-15-18	2,500	2,741

New York – 1.7%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	4,000	5,697

TOTAL MUNICIPAL BONDS – TAXABLE – 2.6%		$8,438
(Cost: $6,593)

OTHER GOVERNMENT SECURITIES
Canada – 0.6%
Province de Quebec, 7.140%, 2-27-26 (B)	1,500	2,009

Israel – 1.0%
State of Israel, 4.000%, 6-30-22	3,000	3,051

TOTAL OTHER GOVERNMENT SECURITIES – 1.6%		$5,060
(Cost: $4,505)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 4.4%
Federal Home Loan Bank,
2.000%, 2-14-28 (B)	10,000	9,506
Federal National Mortgage Association, 1.500%, 4-25-28	4,750	4,498

		14,004

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations – 19.5%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, 5.000%, 9-15-31 (C)	$10	$–	*
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.186%, 12-25-20	4,000	4,315
5.000%, 6-1-23	1,770	1,916
4.000%, 7-1-25	2,367	2,482
4.500%, 6-15-27	1,023	1,055
3.000%, 1-1-33	969	962
4.000%, 11-15-36	1,681	1,793
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6-25-18	1,262	1,349
5.500%, 11-25-36 (C)	2,628	361
5.500%, 4-25-37	1,473	1,609
4.500%, 9-15-37	2,041	2,101
4.000%, 5-25-39	1,655	1,749
4.500%, 8-15-39	2,864	3,002
4.500%, 6-25-40	1,759	1,890
2.500%, 9-20-40	5,053	5,164
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.424%, 2-1-16	2,164	2,389
5.508%, 4-1-17	3,545	3,898
4.500%, 9-1-19	1,269	1,344
4.530%, 12-1-19	7,753	8,783
5.500%, 10-1-21	2,374	2,560
6.000%, 6-1-22	1,692	1,861
6.000%, 9-1-22	2,589	2,851
5.000%, 9-1-23	1,843	1,977
5.500%, 2-1-35	1,499	1,675
Government National Mortgage Association Agency REMIC/CMO:
2.000%, 3-16-42	6,021	5,933
0.485%, 6-17-45 (B)(C)	344	5

		63,024

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 23.9%		$77,028
(Cost: $78,840)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 8.1%
United States Treasury Bonds, 3.125%, 2-15-43	7,000	6,543

2013	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2013 (UNAUDITED)

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
United States Treasury Notes:
2.125%, 8-15-21	$10,000	$9,953
2.000%, 2-15-23	10,000	9,616

		26,112

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.1%		$26,112
(Cost: $27,488)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 5.1%
Illinois Tool Works Inc., 0.090%, 7-9-13 (D)	$6,000	$6,000
Kroger Co. (The), 0.280%, 7-1-13 (D)	4,437	4,437
Target Corporation, 0.070%, 7-2-13 (D)	6,000	6,000

		16,437

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (E)	1,588	1,588

SHORT-TERM SECURITIES (Continued)	Value

TOTAL SHORT-TERM SECURITIES – 5.6%	$18,025
(Cost: $18,025)

TOTAL INVESTMENT SECURITIES – 99.2%	$319,531
(Cost: $318,634)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%	2,452

NET ASSETS – 100.0%	$321,983

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $35,675 or 11.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at June 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$180,553	$—
Mortgage-Backed Securities	—	4,315	—
Municipal Bonds	—	8,438	—
Other Government Securities	—	5,060	—
United States Government Agency Obligations	—	77,028	—
United States Government Obligations	—	26,112	—
Short-Term Securities	—	18,025	—
Total	$—	$319,531	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Core Equity	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	97.8%
Consumer Discretionary	20.6%
Information Technology	16.9%
Industrials	15.6%
Financials	12.2%
Consumer Staples	10.5%
Health Care	9.3%
Energy	6.2%
Materials	5.7%
Telecommunication Services	0.8%
Cash and Cash Equivalents	2.2%

Top 10 Equity Holdings

Company	Sector
American International Group, Inc.	Financials
Anheuser-Busch InBev S.A., ADR	Consumer Staples
Union Pacific Corporation	Industrials
Harley-Davidson, Inc.	Consumer Discretionary
Pentair, Inc.	Industrials
Canadian Pacific Railway Limited	Industrials
News Corporation Limited, Class B	Consumer Discretionary
CBS Corporation, Class B	Consumer Discretionary
Dow Chemical Company (The)	Materials
Pall Corporation	Industrials

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS

Core Equity (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Apparel, Accessories & Luxury Goods – 2.1%
Polo Ralph Lauren Corporation	51	$8,826

Biotechnology – 2.3%
Alexion Pharmaceuticals, Inc. (A)	59	5,470
Biogen Idec Inc. (A)	19	4,153

		9,623

Brewers – 3.2%
Anheuser-Busch InBev S.A., ADR	150	13,557

Broadcasting – 2.7%
CBS Corporation, Class B	238	11,627

Cable & Satellite – 3.7%
Charter Communications, Inc., Class A (A)	48	5,982
Time Warner Cable Inc.	85	9,561

		15,543

Communications Equipment – 2.7%
Cisco Systems, Inc.	466	11,336

Computer Hardware – 1.7%
Apple Inc.	18	7,011

Construction & Farm Machinery & Heavy Trucks – 2.2%
Cummins Inc.	86	9,360

Consumer Finance – 2.7%
Capital One Financial Corporation	179	11,273

Data Processing & Outsourced Services – 2.6%
MasterCard Incorporated, Class A	19	10,916

Diversified Chemicals – 2.7%
Dow Chemical Company (The)	360	11,574

Fertilizers & Agricultural Chemicals – 1.9%
Monsanto Company	83	8,181

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	115	8,870

Hypermarkets & Super Centers – 1.9%
Costco Wholesale Corporation	71	7,869

Industrial Machinery – 5.7%
Pall Corporation	172	11,453
Pentair, Inc.	221	12,720

		24,173

Integrated Oil & Gas – 1.2%
Occidental Petroleum Corporation	58	5,202

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 1.0%
Facebook, Inc., Class A (A)	166	$4,129

Investment Banking & Brokerage – 1.3%
Charles Schwab Corporation (The)	253	5,361

IT Consulting & Other Services – 2.3%
Teradata Corporation (A)	193	9,699

Managed Health Care – 1.0%
UnitedHealth Group Incorporated	67	4,354

Motorcycle Manufacturers – 3.0%
Harley-Davidson, Inc.	233	12,764

Movies & Entertainment – 2.7%
News Corporation Limited, Class B	355	11,654

Multi-Line Insurance – 3.5%
American International Group, Inc. (A)	337	15,050

Oil & Gas Equipment & Services – 1.5%
National Oilwell Varco, Inc.	93	6,435

Oil & Gas Exploration & Production – 2.1%
Noble Energy, Inc.	146	8,753

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	103	6,057

Other Diversified Financial Services – 4.7%
Citigroup Inc.	202	9,676
JPMorgan Chase & Co.	199	10,500

		20,176

Packaged Foods & Meats – 1.7%
Mead Johnson Nutrition Company	92	7,289

Personal Products – 1.2%
Estee Lauder Companies, Inc. (The), Class A	79	5,179

Pharmaceuticals – 6.0%
Bristol-Myers Squibb Company	180	8,053
Pfizer Inc.	368	10,300
Shire Pharmaceuticals Group plc, ADR	73	6,981

		25,334

Railroads – 7.7%
Canadian Pacific Railway Limited	100	12,174
Kansas City Southern	72	7,640
Union Pacific Corporation	83	12,817

		32,631

COMMON STOCKS (Continued)	Shares	Value
Restaurants – 4.3%
Chipotle Mexican Grill, Inc., Class A (A)	21	$7,505
Panera Bread Company, Class A (A)	29	5,467
YUM! Brands, Inc.	78	5,415

		18,387

Semiconductor Equipment – 2.3%
Applied Materials, Inc.	658	9,806

Semiconductors – 4.3%
Altera Corporation	134	4,424
Analog Devices, Inc.	118	5,304
Texas Instruments Incorporated	260	9,048

		18,776

Specialty Chemicals – 1.1%
LyondellBasell Industries N.V., Class A	68	4,486

Tobacco – 2.5%
Philip Morris International Inc.	124	10,747

Wireless Telecommunication Service – 0.8%
SBA Communications Corporation (A)	44	3,291

TOTAL COMMON STOCKS – 97.8%		$415,299
(Cost: $340,020)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.2%
Mondelez International, Inc., 0.150%, 7-1-13 (B)	$5,282	5,282

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (C)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 1.7%		$7,282
(Cost: $7,282)

TOTAL INVESTMENT SECURITIES – 99.5%		$422,581
(Cost: $347,302)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,125

NET ASSETS – 100.0%		$424,706

28	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Core Equity (in thousands)	JUNE 30, 2013 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$415,299	$—	$—
Short-Term Securities	—	7,282	—
Total	$415,299	$7,282	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS

Dividend Opportunities	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	96.0%
Financials	17.4%
Industrials	17.0%
Energy	14.2%
Health Care	12.5%
Consumer Discretionary	10.8%
Consumer Staples	9.6%
Information Technology	7.5%
Materials	6.0%
Utilities	1.0%
Cash and Cash Equivalents	4.0%

Top 10 Equity Holdings

Company	Sector
JPMorgan Chase & Co.	Financials
Union Pacific Corporation	Industrials
Schlumberger Limited	Energy
Microchip Technology Incorporated	Information Technology
Goldman Sachs Group, Inc. (The)	Financials
Anheuser-Busch InBev S.A., ADR	Consumer Staples
Visa Inc., Class A	Information Technology
Philip Morris International Inc.	Consumer Staples
Pfizer Inc.	Health Care
Wynn Resorts, Limited	Consumer Discretionary

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

30	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Dividend Opportunities (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 4.6%
Boeing Company (The)	111	$11,345
Honeywell International Inc.	97	7,716

		19,061

Asset Management & Custody Banks – 1.8%
Northern Trust Corporation	55	3,193
T. Rowe Price Group, Inc.	57	4,177

		7,370

Brewers – 3.2%
Anheuser-Busch InBev S.A., ADR	149	13,462

Broadcasting – 0.6%
CBS Corporation, Class B	47	2,304

Casinos & Gaming – 4.6%
Las Vegas Sands, Inc.	144	7,606
Wynn Resorts, Limited	89	11,415

		19,021

Construction & Farm Machinery & Heavy Trucks – 1.5%
Caterpillar Inc.	25	2,083
Deere & Company	50	4,096

		6,179

Consumer Finance – 2.3%
Capital One Financial Corporation	155	9,764

Data Processing & Outsourced Services – 4.1%
Paychex, Inc.	121	4,415
Visa Inc., Class A	71	12,949

		17,364

Distillers & Vintners – 2.0%
Diageo plc, ADR	73	8,357

Diversified Banks – 2.3%
Wells Fargo & Company	236	9,736

Diversified Chemicals – 1.0%
Dow Chemical Company (The)	132	4,240

Diversified Metals & Mining – 0.9%
Rio Tinto plc, ADR	88	3,611

Fertilizers & Agricultural Chemicals – 4.1%
Monsanto Company	113	11,115
Mosaic Company (The)	111	5,994

		17,109

General Merchandise Stores – 0.8%
Target Corporation	51	3,505

Home Improvement Retail – 2.7%
Home Depot, Inc. (The)	146	11,299

COMMON STOCKS (Continued)	Shares	Value
Homebuilding – 1.0%
D.R. Horton, Inc.	194	$4,121

Household Products – 0.5%
Colgate-Palmolive Company	38	2,150

Industrial Conglomerates – 2.6%
General Electric Company	465	10,779

Industrial Machinery – 2.8%
Eaton Corporation	75	4,926
Pentair, Inc.	118	6,819

		11,745

Integrated Oil & Gas – 2.0%
Exxon Mobil Corporation	45	4,026
Occidental Petroleum Corporation	46	4,109

		8,135

Investment Banking & Brokerage – 3.2%
Goldman Sachs Group, Inc. (The)	89	13,469

Multi-Utilities – 1.0%
PG&E Corporation	93	4,260

Oil & Gas Drilling – 1.9%
Seadrill Limited	197	8,038

Oil & Gas Equipment & Services – 7.0%
Halliburton Company	151	6,316
National Oilwell Varco, Inc.	119	8,220
Schlumberger Limited	202	14,446

		28,982

Oil & Gas Storage & Transportation – 3.3%
Energy Transfer Equity, L.P.	73	4,370
MarkWest Energy Partners, L.P.	109	7,273
Plains All American Pipeline, L.P.	40	2,255

		13,898

Other Diversified Financial Services – 4.9%
JPMorgan Chase & Co.	375	19,820

Pharmaceuticals – 12.5%
Bristol-Myers Squibb Company	254	11,336
Eli Lilly and Company	82	4,043
GlaxoSmithKline plc, ADR	135	6,721
Johnson & Johnson	115	9,848
Merck & Co., Inc.	186	8,647
Pfizer Inc.	417	11,668

		52,263

Property & Casualty Insurance – 2.1%
ACE Limited	97	8,635

COMMON STOCKS (Continued)	Shares	Value
Railroads – 5.5%
Kansas City Southern	75	$7,958
Union Pacific Corporation	97	14,983

		22,941

Regional Banks – 0.8%
SunTrust Banks, Inc.	103	3,266

Restaurants – 1.1%
Starbucks Corporation	73	4,784

Semiconductors – 3.4%
Microchip Technology Incorporated	377	14,045

Tobacco – 3.9%
Altria Group, Inc.	123	4,295
Philip Morris International Inc.	138	11,941

		16,236

TOTAL COMMON STOCKS – 96.0%		$399,949
(Cost: $321,686)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.9%
Mondelez International, Inc., 0.150%, 7-1-13 (A)	$3,982	3,982
Total Capital Canada Ltd. (GTD by Total S.A.), 0.090%, 7-10-13 (A)	4,000	4,000

		7,982

Master Note – 0.6%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (B)	2,391	2,391

Municipal Obligations – Taxable – 1.4%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.050%, 7-1-13 (B)	3,215	3,215
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.060%, 7-1-13 (B)	379	379
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.070%, 7-7-13 (B)	2,161	2,161

		5,755

2013	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

Dividend Opportunities (in thousands)	JUNE 30, 2013 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Value
TOTAL SHORT-TERM SECURITIES – 3.9%	$16,128
(Cost: $16,128)

TOTAL INVESTMENT SECURITIES – 99.9%	$416,077
(Cost: $337,814)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%	$592

NET ASSETS – 100.0%	$416,669

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2013.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$399,949	$—	$—
Short-Term Securities	—	16,128	—

Total	$399,949	$16,128	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

32	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Energy	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	96.3%
Energy	92.6%
Industrials	2.5%
Materials	1.2%
Cash and Cash Equivalents	3.7%

Country Weightings

North America	86.5%
United States	82.5%
Canada	4.0%
Europe	7.6%
Netherlands	4.0%
Other Europe	3.6%
Pacific Basin	2.2%
Cash and Cash Equivalents	3.7%

Top 10 Equity Holdings

Company	Sector	Industry
National Oilwell Varco, Inc.	Energy	Oil & Gas Equipment & Services
Continental Resources, Inc.	Energy	Oil & Gas Exploration & Production
Core Laboratories N.V.	Energy	Oil & Gas Equipment & Services
Schlumberger Limited	Energy	Oil & Gas Equipment & Services
Cabot Oil & Gas Corporation	Energy	Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	Energy	Oil & Gas Exploration & Production
Cameron International Corporation	Energy	Oil & Gas Equipment & Services
Occidental Petroleum Corporation	Energy	Integrated Oil & Gas
EOG Resources, Inc.	Energy	Oil & Gas Exploration & Production
Halliburton Company	Energy	Oil & Gas Equipment & Services

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS

Energy (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Coal & Consumable Fuels – 1.5%
Cameco Corporation	35	$731
Peabody Energy Corporation	31	460

		1,191

Construction & Engineering – 2.5%
Fluor Corporation	34	1,990

Diversified Metals & Mining – 1.2%
BHP Billiton Limited, ADR	17	960

Integrated Oil & Gas – 6.8%
Chevron Corporation	3	385
Exxon Mobil Corporation	17	1,509
Occidental Petroleum Corporation	29	2,583
Suncor Energy Inc.	29	843

		5,320

Oil & Gas Drilling – 4.9%
Ensco plc	13	770
Helmerich & Payne, Inc.	25	1,533
Seadrill Limited	20	807
Transocean Inc.	16	743

		3,853

Oil & Gas Equipment & Services – 32.0%
Basic Energy Services, Inc. (A)	67	805
Cameron International Corporation (A)	48	2,914
Core Laboratories N.V.	21	3,117
Dresser-Rand Group Inc. (A)	25	1,470
Dril-Quip, Inc. (A)	20	1,810
FMC Technologies, Inc. (A)	30	1,684
Forum Energy Technologies, Inc. (A)	58	1,768
Halliburton Company	56	2,355
National Oilwell Varco, Inc.	51	3,480
Schlumberger Limited	43	3,099
Superior Energy Services, Inc. (A)	51	1,316
Weatherford International Ltd. (A)	92	1,266

		25,084

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 33.3%
Anadarko Petroleum Corporation	34	$2,939
Bonanza Creek Energy, Inc. (A)	31	1,096
Cabot Oil & Gas Corporation	43	3,050
Canadian Natural Resources Limited	17	478
CNOOC Limited, ADR	5	762
Cobalt International Energy, Inc. (A)	38	1,003
Concho Resources Inc. (A)	8	666
Continental Resources, Inc. (A)	40	3,464
EOG Resources, Inc.	18	2,429
Gulfport Energy Corporation (A)	28	1,306
Laredo Petroleum Holdings, Inc. (A)	18	378
Marathon Oil Corporation	35	1,198
Noble Energy, Inc.	36	2,176
Oasis Petroleum LLC (A)	25	974
Petroleum Development Corporation (A)	15	790
Pioneer Natural Resources Company	8	1,180
Southwestern Energy Company (A)	61	2,227

		26,116

Oil & Gas Refining & Marketing – 2.9%
Clean Energy Fuels Corp. (A)	40	524
Marathon Petroleum Corporation	5	345
Marathon Petroleum Corporation, LP	29	1,082
Valero Energy Corporation	9	309

		2,260

Oil & Gas Storage & Transportation – 11.2%
El Paso Pipeline Partners, L.P.	32	1,383
Enbridge Inc.	25	1,060

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Storage & Transportation (Continued)
Energy Transfer Equity, L.P.	8	$461
Kinder Morgan Management, LLC (A)	10	799
Kinder Morgan, Inc.	21	791
MarkWest Energy Partners, L.P.	20	1,314
Regency Energy Partners LP	32	852
Targa Resources Corp.	16	1,042
Williams Companies, Inc. (The)	34	1,104

		8,806

TOTAL COMMON STOCKS – 96.3%		$75,580
(Cost: $64,600)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.6%
E.I. du Pont de Nemours and Company, 0.090%, 7-16-13 (B)	$1,255	1,255

Master Note – 1.9%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (C)	1,469	1,469

TOTAL SHORT-TERM SECURITIES – 3.5%		$2,724
(Cost: $2,724)

TOTAL INVESTMENT SECURITIES – 99.8%		$78,304
(Cost: $67,324)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		169

NET ASSETS – 100.0%		$78,473

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$75,580	$—	$—
Short-Term Securities	—	2,724	—
Total	$75,580	$2,724	$—

34	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Energy (in thousands)	JUNE 30, 2013 (UNAUDITED)

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Country Diversification

(as a % of net assets)
United States	82.5%
Canada	4.0%
Netherlands	4.0%
Switzerland	1.6%
Australia	1.2%
Hong Kong	1.0%
United Kingdom	1.0%
Norway	1.0%
Other+	3.7%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS

Global Bond	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Bonds	83.8%
Corporate Debt Securities	46.4%
United States Government and Government Agency Obligations	34.1%
Other Government Securities	3.3%
Cash and Cash Equivalents and Equities	16.2%

Quality Weightings

Investment Grade	60.1%
AA	35.3%
A	1.1%
BBB	23.7%
Non-Investment Grade	23.7%
BB	16.8%
B	4.7%
CCC	0.2%
Non-rated	2.0%
Cash and Cash Equivalents and Equities	16.2%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

Country Weightings

North America	40.4%
United States	37.6%
Other North America	2.8%
Europe	18.3%
Russia	5.6%
Netherlands	4.8%
Other Europe	7.9%
South America	19.8%
Brazil	10.3%
Other South America	9.5%
Pacific Basin	10.6%
Other	0.4%
Cash and Cash Equivalents	10.5%

36	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Finance – 0.5%
Banco Latinoamericano de Comercio Exterior, S.A.	4	$78

Diversified Chemicals – 0.4%
Dow Chemical Company (The)	2	56

Electric Utilities – 1.4%
Alupar Investimento S.A. (A)(B)(C)(I)	6	54
PPL Corporation	4	108
Transmissora Alianca de Energia Eletrica S.A. (B)	5	47

		209

Integrated Oil & Gas – 0.7%
Royal Dutch Shell plc, Class A (B)	3	98

Oil & Gas Drilling – 0.4%
Seadrill Partners LLC	2	53

Pharmaceuticals – 1.3%
Bristol-Myers Squibb Company	2	68
GlaxoSmithKline plc (B)	4	111

		179

Semiconductors – 0.8%
Intel Corporation	4	109

Water Utilities – 0.2%
Aguas Andinas S.A. (B)	34	25

TOTAL COMMON STOCKS – 5.7%		$807
(Cost: $747)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.2%
Bombardier Inc., 7.500%, 3-15-18 (C)	$50	56
Embraer Overseas Limited, 6.375%, 1-24-17	100	108

		164

Agricultural Products – 1.5%
CCL Finance Limited, 9.500%, 8-15-14	100	107
Corporacion Pesquera Inca S.A.C., 9.000%, 2-10-17	100	105

		212

Airlines – 1.1%
Aeropuertos Argentina 2000 S.A., 10.750%, 12-1-20 (C)	52	48
TAM Capital 2 Inc., 9.500%, 1-29-20	100	103

		151

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Asset Management & Custody Banks – 1.4%
Bhira Investments Limited, 8.500%, 4-27-71	$200	$194

Broadcasting – 2.2%
Globo Comunicacoe e Participacoes S.A., 6.250%, 12-20-49 (D)	300	306

Coal & Consumable Fuels – 3.7%
Indo Integrated Energy II B.V., 9.750%, 11-5-16	304	320
PT Adaro Indonesia:
7.625%, 10-22-19	100	105
7.625%, 10-22-19 (C)	100	105

		530

Construction Materials – 0.7%
CEMEX S.A.B. de C.V., 9.000%, 1-11-18 (C)	100	105

Diversified Banks – 5.9%
Banco Bradesco S.A., 4.125%, 5-16-16 (C)	200	206
Banco Cruzeiro do Sul S.A., 7.000%, 7-8-13 (E)	115	34
Banco de Credito del Peru, 4.750%, 3-16-16 (C)	100	103
Banco Santander Chile, S.A., 6.500%, 9-22-20 (F)	CLP50,000	97
Bancolombia S.A., 4.250%, 1-12-16	$100	103
State Bank of India, 4.500%, 10-23-14	100	103
VTB Capital S.A., 6.000%, 4-12-17 (C)	200	207

		853

Diversified Metals & Mining – 3.9%
Glencore Funding LLC, 6.000%, 4-15-14 (C)	60	62
Suzano Trading Ltd, 5.875%, 1-23-21 (C)	100	94
Uralkali Finance Limited, 3.723%, 4-30-18 (C)	200	192
Vedanta Resources plc, 6.000%, 1-31-19 (C)	200	191

		539

Electric Utilities – 4.5%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A., 9.750%, 8-15-21 (C)	50	23
Emgesa S.A. E.S.P., 8.750%, 1-25-21 (F)	COP302,000	173
Empresa Distribuidora y Comercializadora Norte S.A., 9.750%, 10-25-22 (C)	$50	24

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
Listrindo Capital B.V., 6.950%, 2-21-19 (C)	$200	$204
Majapahit Holding B.V., 7.750%, 10-17-16	100	111
Rural Electrification Corporation Limited, 4.250%, 1-25-16	100	102

		637

Food Distributors – 0.7%
Olam International Limited, 7.500%, 8-12-20	100	93

Household Appliances – 0.5%
Controladora Mabe, S.A. de C.V.:
6.500%, 12-15-15	50	51
6.500%, 12-15-15 (C)	25	25

		76

Independent Power Producers & Energy Traders – 0.7%
China Resources Power Holdings Company Limited, 3.750%, 8-3-15	100	103

Machinery – 0.7%
Rearden G Holdings EINS GmbH, 7.875%, 3-30-20 (C)	100	102

Marine – 1.9%
PB Issuer (No. 2) Limited, Convertible, 1.750%, 4-12-16	90	89
SCF Capital Limited, 5.375%, 10-27-17	200	193

		282

Multi-Utilities – 0.5%
Black Hills Corporation, 9.000%, 5-15-14	65	69

Oil & Gas Drilling – 2.2%
Lancer Finance Company (SPV) Limited, 5.850%, 12-12-16 (C)	57	58
Noble Group Limited, 4.875%, 8-5-15	100	104
QGOG Atlantic/Alaskan Rigs Ltd., 5.250%, 7-30-18 (C)	151	153

		315

Oil & Gas Exploration & Production – 2.7%
Essar Energy Investment Limited, Convertible, 4.250%, 2-1-16	100	82
Novatek Finance Limited, 5.326%, 2-3-16 (C)	200	209

2013	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Oil & Gas Exploration & Production (Continued)
Pan American Energy LLC, 7.875%, 5-7-21		$100	$96

			387

Oil & Gas Storage & Transportation – 2.5%
Empresas Publicas de Medellin E.S.P., 8.375%, 2-1-21 (F)	COP	274,000	153
TransCapital Limited, 5.670%, 3-5-14 (C)		$200	205

			358

Packaged Foods & Meats – 1.6%
BFF International Limited, 7.250%, 1-28-20		100	109
Bunge Limited Finance Corp., 5.350%, 4-15-14		25	26
JBS Finance II Ltd., 8.250%, 1-29-18 (C)		100	101

			236

Paper Products – 1.5%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.): 4.750%, 1-19-18 (C)		25	26
4.375%, 5-15-23 (C)		200	192

			218

Restaurants – 0.8%
Arcos Dorados Holdings, Inc., 10.250%, 7-13-16 (F)	BRL	250	112

Service – Other – 0.9%
Net Servicos de Comunicacao S.A., 7.500%, 1-27-20		$120	131

Steel – 0.7%
Steel Capital S.A., 6.700%, 10-25-17		100	103

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Telecommunications – 1.3%
TBG Global Pte. Ltd., 4.625%, 4-3-18 (C)		$200	191

Wireless Telecommunication Service – 1.1%
VimpleCom Holdings B.V., 9.000%, 2-13-18 (C)(F)	RUB	5,000	150

TOTAL CORPORATE DEBT SECURITIES – 46.4%			$6,617
(Cost: $6,833)

OTHER GOVERNMENT SECURITIES
Argentina – 0.7%
City of Buenos Aires, 12.500%, 4-6-15 (C)		$100	100

Luxembourg – 1.0%
BC Luxco 1 S.A., 7.375%, 1-29-20		150	143

Supranational – 0.4%
Central American Bank for Economic Integration, 5.375%, 9-24-14		58	61

Venezuela – 1.2%
Corporacion Andina de Fomento, 3.750%, 1-15-16		155	163

TOTAL OTHER GOVERNMENT SECURITIES – 3.3%			$467
(Cost: $480)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 34.1%
United States Treasury Notes:
0.875%, 2-28-17		1,200	1,197
0.625%, 8-31-17		1,500	1,469
0.750%, 12-31-17		2,000	1,955
2.125%, 8-15-21		100	100

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
1.750%, 5-15-22	$145	$138

		4,859

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 34.1%		4,859
(Cost: $4,956)

SHORT-TERM SECURITIES
Commercial Paper – 8.0%
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.), 0.120%, 7-25-13 (G)	300	300
Exxon Mobil Corporation, 0.080%, 7-30-13 (G)	250	250
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 7-31-13 (G)	337	337
Siemens Capital Corp. (GTD by Siemens AG), 0.090%, 7-26-13 (G)	250	250

		1,137

Master Note – 2.2%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (H)	317	317

TOTAL SHORT-TERM SECURITIES – 10.2%		$1,454
(Cost: $1,454)

TOTAL INVESTMENT SECURITIES – 99.7%		$14,204
(Cost: $14,470)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		49

NET ASSETS – 100.0%		$14,253

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $3,186 or 22.4% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, CLP – Chilean Peso, COP – Columbian Peso and RUB – Russian Ruble).

(G)	Rate shown is the yield to maturity at June 30, 2013.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

(I)	Unit consists of one common share and two preferred shares.

38	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Global Bond (in thousands) JUNE 30, 2013 (UNAUDITED)

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	106	9-12-13	$5	$—
Sell	British Pound	Barclays Capital, Inc.	21	9-12-13	—	—	*

					$5	$—	*

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks	$807	$—		$—
Corporate Debt Securities	—	6,559		58
Other Government Securities	—	467		—
United States Government Obligations	—	4,859		—
Short-Term Securities	—	1,454		—

Total	$807	$13,339		$58

Forward Foreign Currency Contracts	$—	$5		$—

Liabilities
Forward Foreign Currency Contracts	$—	$—	*	$—

During the period ended June 30, 2013, securities totaling $136 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

The following acronym is used throughout this schedule:

GTD = Guaranteed

Country Diversification

(as a % of net assets)
United States	37.6%
Brazil	10.3%
Russia	5.6%
Netherlands	4.8%
India	3.4%
United Kingdom	3.3%
Luxembourg	3.2%
Columbia	3.0%
Argentina	2.9%

Country Diversification (Continued)

Singapore	2.6%
Chile	2.4%
Indonesia	2.2%
Venezuela	1.2%
Panama	1.2%
Mexico	1.2%
American Samoa	1.1%
Other Countries	3.5%
Other+	10.5%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	39

PORTFOLIO HIGHLIGHTS

Global Natural Resources	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	88.2%
Energy	56.8%
Materials	28.3%
Industrials	2.5%
Information Technology	0.6%
Purchased Options	4.5%
Cash and Cash Equivalents	7.3%

Country Weightings

North America	67.2%
United States	58.1%
Canada	9.1%
Europe	18.4%
United Kingdom	8.2%
Cyprus	3.5%
Other Europe	6.7%
Pacific Basin	2.6%
Cash and Cash Equivalents and Options	11.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Halliburton Company	United States	Energy	Oil & Gas Equipment & Services
Cameron International Corporation	United States	Energy	Oil & Gas Equipment & Services
Rio Tinto plc	United Kingdom	Materials	Diversified Metals & Mining
Anadarko Petroleum Corporation	United States	Energy	Oil & Gas Exploration & Production
Schlumberger Limited	United States	Energy	Oil & Gas Equipment & Services
Ocean Rig UDW Inc.	Cyprus	Energy	Oil & Gas Drilling
Noble Corporation	Switzerland	Energy	Oil & Gas Drilling
Marathon Oil Corporation	United States	Energy	Oil & Gas Exploration & Production
Cabot Oil & Gas Corporation	United States	Energy	Oil & Gas Exploration & Production
Freeport-McMoRan Copper & Gold Inc., Class B	United States	Materials	Diversified Metals & Mining

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

40	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Global Natural Resources (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada – 9.1%
Agrium Inc.	17	$1,478
Detour Gold Corporation (A)	297	2,332
First Quantum Minerals Ltd.	305	4,525
Osisko Mining Corporation (A)	80	265
Potash Corporation of Saskatchewan Inc.	50	1,907
Suncor Energy Inc.	110	3,242
Tahoe Resources Inc. (A)	11	153
Yamana Gold Inc.	125	1,192

		15,094

China – 1.2%
China Metal Recycling (Holdings) Limited (A)	1,900	1,041
GCL-Poly Energy Holdings Limited (A)	4,500	969

		2,010

Cyprus – 3.5%
Ocean Rig UDW Inc. (A)	310	5,806

Italy – 0.7%
Eni S.p.A.	60	1,232

Luxembourg – 0.9%
Pacific Drilling S.A. (A)	150	1,467

Netherlands – 1.9%
Chicago Bridge & Iron Company N.V., NY Shares	15	895
LyondellBasell Industries N.V., Class A	33	2,186

		3,081

South Korea – 1.4%
LG Chem, Ltd.	11	2,326

Switzerland – 3.2%
Noble Corporation	140	5,261

United Kingdom – 8.2%
Antofagasta plc	60	725
BG Group plc	75	1,276
Randgold Resources Limited, ADR	69	4,419
Rio Tinto plc	179	7,305

		13,725

United States – 58.1%
Anadarko Petroleum Corporation	85	7,305
Atwood Oceanics, Inc. (A)	78	4,060
Axiall Corporation	60	2,555
Boise Inc.	125	1,068
Cabot Oil & Gas Corporation	67	4,758
Cameron International Corporation (A)	130	7,951

COMMON STOCKS (Continued)	Shares	Value
United States (Continued)
Celanese Corporation, Series A	75	$3,360
Concho Resources Inc. (A)	20	1,674
Continental Resources, Inc. (A)	32	2,754
Denbury Resources Inc. (A)	115	1,992
Eastman Chemical Company	19	1,330
EOG Resources, Inc.	18	2,370
Freeport-McMoRan Copper & Gold Inc., Class B	170	4,694
Gulfport Energy Corporation (A)	32	1,506
Halliburton Company	192	8,009
KBR, Inc.	100	3,250
Marathon Oil Corporation	150	5,188
Marathon Petroleum Corporation	7	497
Mosaic Company (The)	37	1,991
National Oilwell Varco, Inc.	15	1,034
Noble Energy, Inc.	72	4,323
Oasis Petroleum LLC (A)	20	777
Occidental Petroleum Corporation	19	1,695
Petroleum Development Corporation (A)	18	927
Pioneer Natural Resources Company	20	2,895
Reliance Steel & Aluminum Co.	36	2,360
Schlumberger Limited (B)	85	6,091
St. Mary Land & Exploration Company	34	2,039
Superior Energy Services, Inc. (A)	120	3,113
Valero Energy Corporation	66	2,295
Williams Companies, Inc. (The)	95	3,085

		96,946

TOTAL COMMON STOCKS – 88.2%		$146,948
(Cost: $158,139)

PREFERRED STOCKS
United States – 0.0%
Konarka Technologies, Inc., 8.000% Cumulative (A)(C)	68	—	*

TOTAL PREFERRED STOCKS – 0.0%		$—	*
(Cost: $211)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Value
Cameron International Corporation,
Call $50.00, Expires 11-16-13	550	$693
Energy Select Sector SPDR Fund,
Put $90.00, Expires 9-21-13	1,500	1,838
Goldcorp Inc.,
Call $25.00, Expires 7-20-13	2,000	207
Market Vectors Gold Miners ETF,
Call $24.00, Expires 9-21-13	1,900	454
Occidental Petroleum Corporation,
Call $60.00, Expires 11-16-13	700	2,102
Potash Corporation of Saskatchewan Inc.,
Call CAD30.00, Expires 7-20-13 (D)	730	715
Schlumberger Limited,
Call $55.00, Expires 11-16-13	800	1,406

TOTAL PURCHASED OPTIONS – 4.5%		$7,415
(Cost: $10,255)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.5%
L Oreal USA, Inc., 0.050%, 7-1-13 (E)	$2,482	2,482
Total Capital Canada Ltd. (GTD by Total S.A.), 0.090%, 7-10-13 (E)	5,000	5,000

		7,482

Master Note – 1.1%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (F)	1,850	1,850

Municipal Obligations – Taxable – 1.2%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.060%, 7-1-13 (F)	2,000	2,000

2013	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Global Natural Resources (in thousands)	JUNE 30, 2013 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Value

TOTAL SHORT-TERM SECURITIES – 6.8%	$11,332
(Cost: $11,332)

TOTAL INVESTMENT SECURITIES – 99.5%	$165,695
(Cost: $179,937)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%	753

NET ASSETS – 100.0%	$166,448

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Restricted security. At June 30, 2013, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000% Cumulative	8–31–07	68	$211	$—

The total value of this security represented 0.0% of net assets at June 30, 2013.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar).

(E)	Rate shown is the yield to maturity at June 30, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Bank of New York Mellon (The)	1,015	7–19–13	$20	$—
Sell	British Pound	Canadian Imperial Bank of Commerce	2,134	7–26–13	9	—
Sell	British Pound	Royal Bank of Canada	170	8–2–13	8	—
Sell	British Pound	Royal Bank of Canada	1,393	8–2–13	—	1
Sell	British Pound	Bank of New York Mellon (The)	989	8–23–13	—	12
Sell	Canadian Dollar	Royal Bank of Canada	2,000	7–12–13	53	—
Sell	Canadian Dollar	Royal Bank of Canada	2,530	7–19–13	60	—
Sell	Canadian Dollar	State Street Global Markets	2,670	7–26–13	110	—
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	2,130	8–30–13	69	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	2,845	9–13–13	53	—
Sell	Euro	Canadian Imperial Bank of Commerce	302	7–12–13	—	—	*
Sell	Euro	Royal Bank of Canada	446	7–19–13	1	—
Sell	Euro	Royal Bank of Canada	141	7–19–13	—	3
Sell	South Korean Won	Canadian Imperial Bank of Commerce	291,000	7–26–13	5	—
Sell	South Korean Won	Bank of New York Mellon (The)	766,800	9–13–13	2	—
Sell	South Korean Won	Royal Bank of Canada	178,770	9–27–13	1	—

					$391	$16

The following futures contracts were outstanding at June 30, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
S&P 500 E-mini	Short	9–20–13	325	$(25,989)	$75
S&P/Toronto Stock Exchange 60 Index	Short	9–20–13	28	(3,689)	11

				$(29,678)	$86

42	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Global Natural Resources (in thousands)	JUNE 30, 2013 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$94,623	$—	$—
Industrials	4,145	—	—
Information Technology	969	—	—
Materials	46,170	—	1,041

Total Common Stocks	$145,907	$—	$1,041
Purchased Options	6,493	922	—
Short-Term Securities	—	11,332	—

Total	$152,400	$12,254	$1,041

Forward Foreign Currency Contracts	$—	$391	$—
Futures Contracts	$86	$—	$—
Liabilities
Forward Foreign Currency Contracts	$—	$16	$—

During the period ended June 30, 2013, securities totaling $13,108 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Market Sector Diversification

(as a % of net assets)
Energy	56.8%
Materials	28.3%
Industrials	2.5%
Information Technology	0.6%
Other+	11.8%

+Includes options, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	43

PORTFOLIO HIGHLIGHTS

Growth	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	98.7%
Consumer Discretionary	25.9%
Information Technology	24.4%
Industrials	14.4%
Health Care	13.4%
Consumer Staples	7.2%
Telecommunication Services	4.8%
Materials	4.7%
Energy	3.9%
Cash and Cash Equivalents	1.3%

Top 10 Equity Holdings

Company	Sector
Visa Inc., Class A	Information Technology
MasterCard Incorporated, Class A	Information Technology
Gilead Sciences, Inc.	Health Care
Las Vegas Sands, Inc.	Consumer Discretionary
Monsanto Company	Materials
CBS Corporation, Class B	Consumer Discretionary
Apple Inc.	Information Technology
Philip Morris International Inc.	Consumer Staples
Biogen Idec Inc.	Health Care
Union Pacific Corporation	Industrials

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

44	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Growth (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 3.5%
Boeing Company (The)	174	$17,773
Precision Castparts Corp.	85	19,166

		36,939

Apparel Retail – 0.7%
Limited Brands, Inc.	150	7,383

Apparel, Accessories & Luxury Goods – 0.7%
Under Armour, Inc., Class A (A)	130	7,738

Automotive Retail – 2.1%
AutoZone, Inc. (A)	40	16,821
O’Reilly Automotive, Inc. (A)	51	5,687

		22,508

Biotechnology – 8.3%
Amgen Inc.	161	15,835
Biogen Idec Inc. (A)	130	27,998
Gilead Sciences, Inc. (A)	861	44,076

		87,909

Brewers – 2.2%
Anheuser-Busch InBev S.A., ADR	258	23,305

Broadcasting – 3.7%
CBS Corporation, Class B	683	33,359
Discovery Holding Company, Class A (A)	66	5,088

		38,447

Cable & Satellite – 0.9%
Time Warner Cable Inc.	84	9,448

Casinos & Gaming – 6.1%
Las Vegas Sands, Inc.	752	39,777
Wynn Resorts, Limited	182	23,232

		63,009

Communications Equipment – 3.5%
Cisco Systems, Inc.	854	20,756
QUALCOMM Incorporated	258	15,787

		36,543

Computer Hardware – 2.9%
Apple Inc.	76	30,142

Construction & Farm Machinery & Heavy Trucks – 0.7%
Caterpillar Inc.	92	7,556

Data Processing & Outsourced Services – 9.3%
MasterCard Incorporated, Class A	80	46,190
Visa Inc., Class A	282	51,498

		97,688

COMMON STOCKS (Continued)	Shares	Value
Distillers & Vintners – 0.5%
Beam Inc.	83	$5,213

Diversified Chemicals – 1.3%
PPG Industries, Inc.	94	13,763

Fertilizers & Agricultural Chemicals – 3.4%
Monsanto Company	360	35,597

Footwear – 1.6%
NIKE, Inc., Class B	263	16,761

Health Care Facilities – 1.5%
HCA Holdings, Inc.	423	15,253

Home Improvement Retail – 3.3%
Home Depot, Inc. (The)	306	23,713
Lowe’s Companies, Inc.	275	11,252

		34,965

Hotels, Resorts & Cruise Lines – 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	245	15,453

Industrial Conglomerates – 0.7%
Danaher Corporation	114	7,191

Industrial Machinery – 2.5%
Pall Corporation	137	9,121
Pentair, Inc.	292	16,828

		25,949

Internet Retail – 2.0%
Amazon.com, Inc. (A)	76	21,132

Internet Software & Services – 3.0%
Facebook, Inc., Class A (A)	191	4,758
Google Inc., Class A (A)	31	26,904

		31,662

Motorcycle Manufacturers – 1.3%
Harley-Davidson, Inc.	258	14,138

Oil & Gas Equipment & Services – 3.9%
Core Laboratories N.V.	35	5,232
National Oilwell Varco, Inc.	250	17,253
Schlumberger Limited	251	17,983

		40,468

Personal Products – 1.8%
Coty Inc., Class A (A)	267	4,592
Estee Lauder Companies, Inc. (The), Class A	213	14,003

		18,595

Pharmaceuticals – 3.6%
Allergan, Inc.	119	10,058
Bristol-Myers Squibb Company	157	7,016
Johnson & Johnson	174	14,923

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals (Continued)
Shire Pharmaceuticals Group plc, ADR	55	$5,231

		37,228

Railroads – 7.0%
Canadian Pacific Railway Limited	226	27,456
Kansas City Southern	174	18,458
Union Pacific Corporation	179	27,632

		73,546

Restaurants – 2.0%
Starbucks Corporation	317	20,747

Semiconductor Equipment – 1.5%
Applied Materials, Inc.	520	7,747
ASML Holding N.V., NY Registry Shares	102	8,076

		15,823

Semiconductors – 2.3%
Altera Corporation	394	13,002
Microchip Technology Incorporated	301	11,223

		24,225

Systems Software – 1.9%
Oracle Corporation	483	14,847
VMware, Inc., Class A (A)	70	4,703

		19,550

Tobacco – 2.7%
Philip Morris International Inc.	329	28,498

Wireless Telecommunication Service – 4.8%
American Tower Corporation, Class A	251	18,388
Crown Castle International Corp. (A)	333	24,134
SBA Communications Corporation (A)	107	7,916

		50,438

TOTAL COMMON STOCKS – 98.7%		$1,034,810
(Cost: $850,676)

2013	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS

Growth (in thousands) JUNE 30, 2013 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 0.9%
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.120%,7-24-13 (B)	$4,000	$4,000
Prudential Funding LLC (GTD by Prudential Financial Inc.), 0.070%, 7-1-13 (B)	5,753	5,753

		9,753

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (C)	2,042	2,042

TOTAL SHORT-TERM SECURITIES – 1.1%		$11,795
(Cost: $11,795)

TOTAL INVESTMENT SECURITIES – 99.8%		$1,046,605
(Cost: $862,471)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		2,059

NET ASSETS – 100.0%		$1,048,664

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,034,810	$—	$—
Short-Term Securities	—	11,795	—

Total	$1,034,810	$11,795	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

46	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

High Income	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Bonds	92.2%
Corporate Debt Securities	73.9%
Loans	18.3%
Cash and Cash Equivalents and Equities	7.8%

Quality Weightings

Investment Grade	0.6%
BBB	0.6%
Non-Investment Grade	91.6%
BB	9.1%
B	48.9%
CCC	30.4%
Non-rated	3.2%
Cash and Cash Equivalents and Equities	7.8%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2013	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value
Casinos & Gaming – 0.0%
New Cotai Participation Corp, Class B (A)	—	*	$48

Food Retail – 0.0%
Roundy’s Supermarkets, Inc.	3		26

Gas Utilities – 0.0%
Suburban Propane Partners, L.P.	4		165

Oil & Gas Storage & Transportation – 0.2%
Inergy Midstream, L.P.	14		316
Inergy, L.P.	33		527

			843

Railroads – 0.1%
Kansas City Southern	3		297

Trading Companies & Distributors – 0.2%
HD Supply Holdings, Inc. (A)	70		1,316

TOTAL COMMON STOCKS – 0.5%			$2,695
(Cost: $2,176)

PREFERRED STOCKS
Consumer Finance – 0.2%
Ally Financial Inc., 8.125%	22		573
Ally Financial Inc., Preferred 8.5%	18		456

			1,029

Steel – 0.1%
ArcelorMittal, Convertible Preferred	23		424

TOTAL PREFERRED STOCKS – 0.3%			$1,453
(Cost: $1,525)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5-15-18 (B)	1		210

TOTAL WARRANTS – 0.0%			$210
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.3%
Ducommun Incorporated, 9.750%, 7-15-18	$146		160
GenCorp Inc., 7.125%, 3-15-21 (C)	558		578

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Aerospace & Defense (Continued)
Silver II Borrower SCA and Silver II US Holdings, 7.750%, 12-15-20 (C)	$704	$707

		1,445

Agricultural Products – 1.1%
American Seafoods Group LLC, 10.750%, 5-15-16 (C)	2,383	2,478

ASG Consolidated LLC, 15.000%, 5-15-17 (C)(D)	3,086	3,272

		5,750

Alternative Carriers – 1.8%
Level 3 Communications, Inc.:
11.875%, 2-1-19	4,715	5,339
8.875%, 6-1-19	513	534
Level 3 Communications, Inc. and Level 3 Financing, Inc., 7.000%, 6-1-20	1,354	1,351
Level 3 Financing, Inc.:
8.125%, 7-1-19	2,051	2,153
8.625%, 7-15-20	377	402

		9,779

Auto Parts & Equipment – 1.3%
Affinia Group Intermediate Holdings Inc., 7.750%, 5-1-21 (C)	254	256
IDQ Acquisition Corp., 14.000%, 10-1-17 (C)(D)	1,799	1,925
IDQ Holdings, Inc., 11.500%, 4-1-17 (C)	3,846	4,212
Schaeffler Finance B.V., 4.750%, 5-15-21 (C)	772	733

		7,126

Automotive Manufacturers – 0.6%
Chrysler Group LLC and CG:
8.000%, 6-15-19	475	518
8.250%, 6-15-21	988	1,091
Jaguar Land Rover plc, 5.625%, 2-1-23 (C)	1,458	1,414

		3,023

Automotive Retail – 1.4%
Asbury Automotive Group, Inc., 8.375%, 11-15-20	5,142	5,695
Sonic Automotive, Inc., 5.000%, 5-15-23 (C)	1,759	1,706

		7,401

Broadcasting – 1.9%
Cumulus Media Inc., 7.750%, 5-1-19	3,645	3,563

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Broadcasting (Continued)
Harron Communications, L.P. and Harron Finance Corporation, 9.125%, 4-1-20 (C)	$550	$594
WideOpen West Finance, LLC and WideOpenWest CapitalCorp.:
10.250%, 7-15-19	3,930	4,176
13.375%, 10-15-19	1,584	1,750

		10,083

Building Products – 3.5%
American Builders & Contractors Supply Co., Inc., 5.625%, 4-15-21 (C)	608	597
Builders FirstSource, Inc., 7.625%, 6-1-21 (C)	354	342
HD Supply, Inc.: 11.000%, 4-15-20	1,699	1,979
7.500%, 7-15-20 (C)	2,072	2,098
11.500%, 7-15-20	4,116	4,775
10.500%, 1-15-21	5,270	5,455
Ply Gem Industries, Inc., 8.250%, 2-15-18 (C)	2,042	2,144
Unifrax I LLC and Unifrax Holding Company, 7.500%, 2-15-19 (C)	1,360	1,387

		18,777

Cable & Satellite – 1.6%
Cablevision Systems Corporation, 5.875%, 9-15-22	2,593	2,510
CCO Holdings, LLC and CCO Holdings Capital Corp., 5.750%, 1-15-24	2,129	2,054
DISH DBS Corporation:
6.750%, 6-1-21	836	888
5.000%, 3-15-23	418	402
LYNX I CORP.,
5.375%, 4-15-21 (C)	488	490
LYNX II CORP.,
6.375%, 4-15-23 (C)	146	147
Nara Cable Funding Limited, 8.875%, 12-1-18 (C)	321	334
Univision Communications Inc.,
6.750%, 9-15-22 (C)	929	975
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9-1-20 (C)	673	697

		8,497

Casinos & Gaming – 0.4%
MCE Finance Limited, 5.000%, 2-15-21 (C)	1,399	1,312
MGM Mirage, 11.375%, 3-1-18	600	753

		2,065

48	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Coal & Consumable Fuels – 0.4%
Arch Coal, Inc.,
9.875%, 6-15-19 (C)	$2,096	$1,991

Commodity Chemicals – 0.8%
Orion Engineered Carbons Holdings GmbH, 9.250%, 8-1-19 (C)(D)	4,333	4,333

Communications Equipment – 0.8%
Eagle Midco, Inc.,
9.000%, 6-15-18 (C)(D)	4,155	4,051

Construction & Engineering – 0.0%
USG Corporation,
9.750%, 1-15-18	213	242

Construction Materials – 1.0%
Headwaters Incorporated,
7.625%, 4-1-19	922	963
Headwaters Incorporated, Convertible,
8.750%, 2-1-16	2,475	2,697
Hillman Group, Inc. (The),
10.875%, 6-1-18	1,407	1,523

		5,183

Consumer Finance – 4.3%
Creditcorp,
12.000%, 7-15-18 (C)	2,378	2,356
General Motors Financial Company, Inc.:
3.250%, 5-15-18 (C)	1,073	1,043
4.250%, 5-15-23 (C)	644	600
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5-15-18 (C)	5,523	5,773
Speedy Group Holdings Corp.,
12.000%, 11-15-17 (C)	986	1,025
TMX Finance Holdings Inc.,
11.000%, 10-15-15 (C)(D)	1,075	1,075
TMX Finance LLC and TitleMax Finance Corporation:
13.250%, 7-15-15	590	632
TransUnion Holding Company, Inc.,
8.125%, 6-15-18 (C)(D)	4,093	4,333
TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6-15-18 (D)	5,680	6,064

		22,901

Containers – 0.4%
BOE Merger Corporation,
9.500%, 11-1-17 (C)(D)	1,609	1,641
Sealed Air Corporation,
5.250%, 4-1-23 (C)	588	572

		2,213

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Data Processing & Outsourced Services – 2.4%
Alliance Data Systems Corporation:
5.250%, 12-1-17 (C)(D)		$6,900	$7,108
6.375%, 4-1-20 (C)(D)		5,233	5,390

			12,498

Distillers & Vintners – 0.3%
Constellation Brands, Inc.:
3.750%, 5-1-21		856	801
4.250%, 5-1-23		843	796

			1,597

Distributors – 0.4%
LKQ Corporation,
4.750%, 5-15-23 (C)		2,250	2,149

Diversified Banks – 0.7%
Bank of America Corporation:
8.000%, 12-29-49 (E)		2,950	3,286
8.125%, 12-29-49 (E)		426	479

			3,765

Diversified Capital Markets – 0.6%
Patriot Merger Corp.,
9.000%, 7-15-21 (C)		3,421	3,344

Diversified Chemicals – 0.2%
Kinove German Bondco GmbH,
10.000%, 6-15-18 (C)(F)	EUR	598	850

Diversified Metals & Mining – 2.0%
American Gilsonite Holding Company,
11.500%, 9-1-17 (C)		$1,905	2,005
FMG Resources Pty Ltd.:
6.375%, 2-1-16 (C)		2,800	2,797
6.000%, 4-1-17 (C)		653	635
6.875%, 2-1-18 (C)		300	296
8.250%, 11-1-19 (C)		1,169	1,204
6.875%, 4-1-22 (C)		2,739	2,657
Walter Energy, Inc.:
9.875%,12-15-20 (C)		1,069	930
8.500%, 4-15-21 (C)		501	401

			10,925

Diversified Support Services – 0.4%
Nexeo Solutions, LLC,
8.375%, 3-1-18		2,146	2,135

Education Services – 1.8%
Laureate Education, Inc.,
9.250%, 9-1-19 (C)		9,103	9,740

Electric Utilities – 0.4%
Alliant Holdings,
7.875%, 12-15-20 (C)		2,202	2,213

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electronic Components – 0.5%
WireCo WorldGroup Inc.,
9.500%, 5-15-17	$2,517	$2,605

Electronic Manufacturing Services – 0.7%
Jabil Circuit, Inc.,
4.700%, 9-15-22	451	434
KEMET Corporation,
10.500%, 5-1-18	3,015	3,075

		3,509

Environmental & Facilities Services – 0.2%
Heckmann Corporation,
9.875%, 4-15-18 (C)	790	824

Food Distributors – 4.1%
Alphabet Holding Company, Inc.,
7.750%, 11-1-17 (D)	882	904
Hawk Acquisition Sub, Inc.,
4.250%, 10-15-20 (C)	1,003	959
Michael Foods Holding, Inc.,
8.500%, 7-15-18 (C)(D)	7,292	7,511
Simmons Foods, Inc.,
10.500%, 11-1-17 (C)	2,519	2,651
U.S. Foodservice, Inc.,
8.500%, 6-30-19	8,086	8,450
Viskase Companies, Inc.,
9.875%, 1-15-18 (C)	1,325	1,401

		21,876

Food Retail – 0.3%
Pantry, Inc., (The),
8.375%, 8-1-20	1,100	1,181
Safway Group Holding LLC and Safway Finance Corp., 7.000%, 5-15-18 (C)	368	361

		1,542

Gaming – 1.0%
New Cotai, LLC and New Cotai Capital Corp.,
10.625%, 5-1-19 (C)(D)	5,398	5,290

Health Care Equipment – 0.5%
DJO Finance LLC and DJO Finance Corporation,
9.750%, 10-15-17	420	428
Immucor, Inc.,
11.125%, 8-15-19	2,147	2,330

		2,758

Health Care Facilities – 2.8%
Acadia Healthcare Company, Inc., 6.125%, 3-15-21 (C)	867	867
Alere Inc.:
7.250%, 7-1-18 (C)	1,220	1,293
6.500%, 6-15-20 (C)	876	850
Chiron Merger Sub, Inc., 12.500%, 11-1-19	811	835

2013	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Facilities (Continued)
Kindred Healthcare, Inc., 8.250%, 6-1-19	$756	$775
Physio-Control International, Inc., 9.875%, 1-15-19 (C)	1,080	1,188
Tenet Healthcare Corporation:
6.750%, 2-1-20	1,408	1,366
6.875%, 11-15-31	3,993	3,434
Truven Health Analytics,
10.625%, 6-1-20 (C)	4,000	4,399

		15,007

Health Care Services – 0.6%
MedImpact Holdings, Inc., 10.500%, 2-1-18 (C)	2,770	3,075

Home Furnishings – 0.6%
Empire Today, LLC and Empire Today Finance Corp., 11.375%, 2-1-17 (C)	4,026	3,221

Industrial - Other – 0.1%
MasTec, Inc., 4.875%, 3-15-23	837	795

Industrial Machinery – 0.2%
Dematic S.A. and DH Services Luxembourg S.a.r.l., 7.750%, 12-15-20 (C)	286	299
Dynacast International LLC and Dynacast Finance Inc., 9.250%, 7-15-19	594	647

		946

Integrated Telecommunication Services – 0.2%
CenturyLink, Inc., 5.625%, 4-1-20	920	929

Investment Banking & Brokerage – 2.2%
E*TRADE Financial Corporation:
6.750%, 6-1-16	780	801
6.000%, 11-15-17	2,500	2,525
6.375%, 11-15-19	3,750	3,807
GFI Group Inc., 9.625%, 7-19-18	1,735	1,683
Isabelle Acquisition Sub Inc., 10.000%, 11-15-18 (D)	2,827	3,039

		11,855

IT Consulting & Other Services – 0.2%
SRA International, Inc. and Sterling Merger, Inc., 11.000%, 10-1-19	1,089	1,122

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Leisure Facilities – 1.4%
Palace Entertainment Holdings, LLC, 8.875%, 4-15-17 (C)	$2,742	$2,824
Regal Entertainment Group, 5.750%, 2-1-25	3,505	3,330
Viking Cruises, Ltd., 8.500%, 10-15-22 (C)	1,110	1,215

		7,369

Life Sciences Tools & Services – 0.5%
VWR Funding, Inc., 7.250%, 9-15-17	2,648	2,741

Lodging – 0.3%
Ryman Hospitality Properties, Inc., 5.000%, 4-15-21 (C)	1,898	1,841

Marine – 1.1%
TRAC Intermodal LLC and TRAC Intermodal Corp., 11.000%, 8-15-19 (C)	5,365	5,902

Metal & Glass Containers – 2.2%
Ardagh Packaging Finance plc and Ardagh Holdings USA Inc. (GTD by Ardagh Packaging Holdings Limited), 7.000%, 11-15-20 (C)	702	677
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC, 7.125%, 5-1-18 (C)	2,746	2,787
BOE Intermediate Holding Corporation, 9.000%, 11-1-17 (C)(D)	1,764	1,693
Consolidated Container Company LLC and Consolidated Container Capital, Inc., 10.125%, 7-15-20 (C)	6,579	6,908

		12,065

Movies & Entertainment – 0.6%
AMC Entertainment Holdings, Inc., 9.750%, 12-1-20	990	1,121
Carmike Cinemas, Inc., 7.375%, 5-15-19	1,813	1,949

		3,070

Oil & Gas Drilling – 0.3%
RDS Ultra-Deepwater Ltd, 11.875%, 3-15-17 (C)	1,560	1,685

Oil & Gas Equipment & Services – 0.3%
Global Geophysical Services, Inc., 10.500%, 5-1-17	2,135	1,841

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production – 0.5%
Chesapeake Energy Corporation,
5.750%, 3-15-23	$1,506	$1,525
Sabine Pass Liquefaction, LLC:
5.625%, 2-1-21 (C)	1,010	980
5.625%, 4-15-23 (C)	359	339

		2,844

Oil & Gas Refining & Marketing – 3.4%
Energy Partners Ltd., 8.250%, 2-15-18	4,122	4,245
EP Energy, 9.375%, 5-1-20	986	1,114
EP Energy LLC and Everest Acquisition Finance Inc., 7.750%, 9-1-22	336	360
Everest Acquisition, LLC and Everest Acquisition Finance, Inc., 6.875%, 5-1-19	370	396
Offshore Group Investment Limited:
7.500%, 11-1-19	2,850	2,971
7.125%, 4-1-23 (C)	1,858	1,825
PetroBakken Energy Ltd., 8.625%, 2-1-20 (C)	265	252
Samson Investment Company, 10.000%, 2-15-20 (C)(E)	3,481	3,668
Shelf Drilling Holdings, Ltd., 8.625%, 11-1-18 (C)	2,827	2,940

		17,771

Oil Services – 0.1%
Sidewinder Drilling Inc, 9.750%, 11-15-19 (C)	578	585

Packaged Foods & Meats – 0.9%
Bumble Bee Foods, LLC:
9.000%, 12-15-17 (C)	2,212	2,350
9.625%, 3-15-18 (C)(D)	2,175	2,262

		4,612

Paper & Forest Products – 0.4%
Neenah Paper, Inc., 5.250%, 5-15-21 (C)	2,000	1,950

Paper Packaging – 0.6%
Reynolds Group Holdings Limited:
9.000%, 4-15-19	2,880	2,974
8.250%, 2-15-21	280	277

		3,251

Pharmaceuticals – 1.1%
Jaguar Holding Co I, 9.375%,10-15-17 (C)(D)	2,410	2,519
VPII Escrow Corp.:
6.750%, 8-15-18 (C)	1,899	1,946
7.500%, 7-15-21 (C)	1,424	1,474

		5,939

50	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Precious Metals & Minerals – 0.4%
Prince Mineral Holding Corp, 11.500%, 12-15-19 (C)	$1,792	$1,917

Real Estate Investment Trust – 0.2%
CBRE Services, Inc., 5.000%, 3-15-23	1,053	998

Restaurants – 1.6%
Carrols Restaurant Group, Inc., 11.250%, 5-15-18	537	604
Dave & Buster’s, Inc., 0.000%, 2-15-16 (C)(G)	5,280	4,091
NPC International, Inc., 10.500%, 1-15-20	2,438	2,795
Shearer’s Foods LLC, and Chip Finance Corporation, 9.000%, 11-1-19	846	895

		8,385

Retail Stores – 2.6%
Coinstar, Inc., 6.000%, 3-15-19 (C)	2,735	2,732
Hot Topic, Inc., 9.250%, 6-15-21 (C)	1,445	1,463
Jo-Ann Stores Holdings, Inc.,
9.750%, 10-15-19 (C)(D)	7,132	7,327
PETCO Holdings Inc,
8.500%, 10-15-17 (C)(D)	1,891	1,929
Radio Systems Corp, 8.375%, 11-1-19 (C)	443	472

		13,923

Satellite – 0.1%
Sirius XM Radio Inc., 4.625%, 5-15-23 (C)	508	470

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible, 3.250%, 4-1-16	170	186

Semiconductors – 0.2%
Freescale Semiconductor, Inc., 8.050%, 2-1-20	1,302	1,318

Service – Other – 1.9%
B-Corp Merger Sub, Inc., 8.250%, 6-1-19	4,564	4,473
Emdeon, Inc., 11.000%, 12-31-19	2,204	2,485
Flextronics International Ltd.:
4.625%, 2-15-20 (C)	749	727
5.000%, 2-15-23 (C)	2,248	2,174
NES Rentals Holdings, Inc., 7.875%, 5-1-18 (C)	616	608

		10,467

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Specialized Consumer Services – 1.4%
Carlson Wagonlit B.V.:
6.875%, 6-15-19 (C)		$2,243	$2,265
7.500%, 6-15-19 (C)(F)	EUR	1,787	2,381
ServiceMaster Company (The), 8.000%, 2-15-20		$1,394	1,391
StoneMor Partners L.P. and Cornerstone Family Services of West Virginia Subsidiary, Inc., 7.875%, 6-1-21 (C)		1,281	1,255

			7,292

Specialized Finance – 1.5%
CNG Holdings, Inc., 9.375%, 5-15-20 (C)		675	648
Consolidated Communications Finance Co., 10.875%, 6-1-20		1,710	1,932
International Lease Finance Corporation: 3.875%, 4-15-18		286	269
5.875%, 4-1-19		815	823
4.625%, 4-15-21		286	263
5.875%, 8-15-22		1,234	1,223
WM Finance Corp., 11.500%, 10-1-18		931	1,066
WM Holdings Finance Corp., 13.750%, 10-1-19		1,495	1,742

			7,966

Specialized REITs – 0.8%
CNL Lifestyles Properties, Inc., 7.250%, 4-15-19		4,412	4,401

Specialty Stores – 1.4%
Bon-Ton Stores, Inc. (The), 8.000%, 6-15-21 (C)		1,274	1,295
New Academy Finance Co LLC, 8.000%, 6-15-18 (C)(D)		3,274	3,356
Spencer Spirit Holdings, Inc., 9.000%, 5-1-18 (C)(D)		2,920	2,847

			7,498

Steel – 0.1%
Severstal Columbus LLC, 10.250%, 2-15-18		720	746

Technology – 0.9%
Atlantis Merger Sub, Inc. and SoftBrands, Inc., 11.500%, 7-15-18		2,296	2,600
J2 Global, Inc., 8.000%, 8-1-20		1,502	1,570
VeriSign, Inc., 4.625%, 5-1-23 (C)		760	737

			4,907

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Technology Distributors – 0.6%
Sophia, L.P. and Sophia Finance, Inc., 9.750%, 1-15-19 (C)	$3,215	$3,440

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates, L.P. and PFG Finance Corp.:
10.125%, 2-15-19 (C)	495	547
6.750%, 6-15-21 (C)	3,073	3,065

		3,612

Tobacco – 0.3%
Sun Products Corporation, 7.750%, 3-15-21 (C)	1,853	1,839

Wireless – 0.1%
DigitalGlobe, Inc., 5.250%, 2-1-21 (C)	468	449

Wireless Telecommunication Service – 0.4%
Digicel Group Limited: 10.500%, 4-15-18 (C)	928	985
8.250%, 9-30-20 (C)	357	369
Wind Acquisition Finance S.A., 11.750%, 7-15-17 (C)	685	712

		2,066

TOTAL CORPORATE DEBT SECURITIES – 73.9%		$394,776
(Cost: $387,318)

LOANS
Application Software – 2.3%
Misys plc and Magic Newco, LLC, 12.000%, 6-12-19 (E)	10,973	12,399

Casinos & Gaming – 0.4%
Centaur Acquisition, LLC:
5.250%, 1-31-19 (E)	528	525
8.750%, 1-31-20 (E)	370	373
Harrah’s Las Vegas Propco, LLC, 3.690%, 2-13-14 (E)	1,078	996

		1,894

Chemicals – 0.2%
Al Chem & Cy S.C.A., 8.250%, 3-12-20 (E)	1,231	1,231

Diversified Chemicals – 0.2%
MacDermid, Incorporated, 7.750%, 12-6-20 (E)	1,065	1,074

2013	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2013 (UNAUDITED)

LOANS (Continued)	Principal	Value
Diversified Real Estate Activities – 2.2%
HLT Property Acquisition, LLC, 4.193%, 11-12-15 (E)	$11,971	$11,777
LTS Buyer, LLC, 8.000%, 3-15-21 (E)	115	115

		11,892

Diversified Support Services – 1.5%
Advantage Sales & Marketing, Inc.: 8.250%, 6-18-18 (E)	4,890	4,895
Sprint Industrial Holdings, LLC:
0.000%, 4-23-19 (E)	500	499
7.000%, 4-23-19 (E)	2,192	2,197
11.250%, 4-23-19 (E)	722	720

		8,311

Environmental & Facilities Services – 0.3%
K2 Pure Solutions Nocal, L.P., 10.500%, 9-10-15 (E)	1,360	1,339

Food Distributors – 0.5%
Performance Food Group, Inc., 6.250%, 11-17-19 (E)	2,143	2,121
U.S. Foods, Inc., 4.500%, 3-31-19 (E)	649	641

		2,762

Food Retail – 0.6%
Focus Brands, Inc.: 10.250%, 8-21-18 (E)	2,837	2,873

Health Care Equipment – 0.7%
Carestream Health, Inc., 0.000%, 12-5-19 (E)	3,544	3,473

Health Care Facilities – 0.3%
National Surgical Hospitals, Inc., 8.250%, 2-3-17 (E)	1,764	1,759

Health Care Supplies – 0.8%
Sage Products Holdings III, LLC, 9.250%, 6-13-20 (E)	3,952	4,023

Health Care Technology – 0.3%
Merge Healthcare, Inc., 6.000%, 4-1-19 (E)	1,699	1,707

Hotels, Resorts & Cruise Lines – 0.1%
Four Seasons Hotels Limited, 0.000%, 12-13-20 (E)	571	575

Hypermarkets & Super Centers – 0.3%
BJ’s Wholesale Club, Inc., 9.750%, 3-6-20 (E)	1,337	1,360

LOANS (Continued)	Principal	Value
Independent Power Producers & Energy Traders – 0.4%
Texas Competitive Electric Holdings Company, LLC:
4.693%, 10-10-17 (E)	$2,210	$1,540
4.775%, 10-10-17 (E)	1,081	753

		2,293

Internet Software & Services – 0.2%
W3 Co., 9.250%, 8-21-20 (E)	892	901

Leisure Facilities – 0.1%
Northfield Park Associates LLC, 9.000%, 11-9-18 (E)	457	471

Leisure Products – 0.5%
Visant Corporation, 5.250%, 12-22-16 (E)	3,500	3,329

Metal & Glass Containers – 0.4%
Evergreen Tank Solution, Inc., 9.500%, 9-11-18 (E)	2,051	2,041

Movies & Entertainment – 2.5%
Formula One Holdings Ltd. and Alpha Topco Limited, 9.250%, 10-16-19 (E)	5,642	5,916
Formula One Holdings Ltd. and Delta Two S.a.r.l.:
0.000%, 4-30-19 (E)	4,793	4,781
4.500%, 4-30-19 (E)	3,233	3,226

		13,923

Oil & Gas Exploration & Production – 1.7%
Chesapeake Energy Corporation, 5.750%, 12-2-17 (E)	8,000	8,098
Sabine Oil & Gas LLC, 8.750%, 12-31-18 (E)	843	839

		8,937

Oil & Gas Refining & Marketing – 0.2%
Samson Investment Company, 6.000%, 9-25-18 (E)	1,116	1,112

Paper Packaging – 0.6%
FPC Holdings, Inc., 9.250%, 5-16-20 (E)	1,740	1,649
Ranpak Corp., 8.500%, 4-10-20 (E)	1,358	1,358

		3,007

Research & Consulting Services – 0.6%
AlixPartners, LLP, 10.750%, 6-29-19 (E)	2,978	3,023

LOANS (Continued)	Principal	Value
Specialized Finance – 0.4%
Orchard Acquisition Company, LLC, 9.000%, 2-4-19 (E)	$2,036	$2,008

TOTAL LOANS – 18.3%		$97,717
(Cost: $96,775)

SHORT-TERM SECURITIES

Commercial Paper – 6.4%
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.180%, 8-23-13 (H)	2,050	2,049
Bemis Company, Inc., 0.300%, 7-1-13 (H)	2,000	2,000
Clorox Company (The), 0.270%, 7-22-13 (H)	7,300	7,298
Exxon Mobil Corporation, 0.050%, 7-24-13 (H)	2,000	2,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.220%, 7-2-13 (H)	6,000	6,000
0.220%, 7-18-13 (H)	3,000	3,000
Kroger Co. (The): 0.280%, 7-1-13 (H)	3,829	3,829
0.300%, 7-8-13 (H)	5,000	5,000
Virginia Electric and Power Company, 0.240%, 7-2-13 (H)	3,000	3,000

		34,176

TOTAL SHORT-TERM SECURITIES – 6.4%		$34,176
(Cost: $34,177)

TOTAL INVESTMENT SECURITIES – 99.4%		$531,027
(Cost: $522,043)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		3,136

NET ASSETS – 100.0%		$534,163

52	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2013 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $231,821 or 43.4% of net assets.

(D)	Payment-in-kind bonds.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR—Euro).

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at June 30, 2013.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	2,664	7-22-13	$103	$—

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$2,647	$—	$48
Preferred Stocks	1,453	—	—
Warrants	—	210	—
Corporate Debt Securities	—	393,701	1,075
Loans	—	75,300	22,417
Short-Term Securities	—	34,176	—
Total	$4,100	$503,387	$23,540
Forward Foreign Currency Contracts	$—	$103	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 1-1-13	$—	$36	$—	$19,751
Net realized gain (loss)	—	—	—	40
Net change in unrealized appreciation (depreciation)	(14)	—	—	(666)
Purchases	62	—	—	9,679
Sales	—	—	—	(1,762)
Accrued discounts/premiums	—	—	—	13
Transfers into Level 3 during the period	—	—	1,075	1,357
Transfers out of Level 3 during the period	—	(36)	—	(5,995)
Ending Balance 6-30-13	$48	$—	$1,075	$22,417
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-13	$(14)	$—	$—	$339

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013.

2013	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2013 (UNAUDITED)

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$48	Broker quote	Broker quote
Corporate Debt Securities	1,075	Purchase price	Purchase price
Loans	22,417	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

54	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

International Core Equity	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	95.7%
Financials	16.0%
Consumer Staples	14.2%
Health Care	11.9%
Consumer Discretionary	10.5%
Industrials	10.1%
Information Technology	9.0%
Energy	8.7%
Telecommunication Services	8.5%
Materials	5.3%
Utilities	1.5%
Cash and Cash Equivalents	4.3%

Country Weightings

Europe	57.1%
United Kingdom	23.5%
France	11.6%
Germany	6.6%
Netherlands	4.6%
Sweden	4.4%
Other Europe	6.4%
Pacific Basin	34.8%
Japan	18.6%
Australia	4.5%
China	3.9%
Other Pacific Basin	7.8%
North America	1.6%
Other	2.2%
Cash and Cash Equivalents	4.3%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Royal Dutch Shell plc, Class A	United Kingdom	Energy	Integrated Oil & Gas
GlaxoSmithKline plc	United Kingdom	Health Care	Pharmaceuticals
Unilever plc	United Kingdom	Consumer Staples	Packaged Foods & Meats
Total S.A.	France	Energy	Integrated Oil & Gas
Shire plc	United Kingdom	Health Care	Pharmaceuticals
Teva Pharmaceutical Industries Limited, ADR	Israel	Health Care	Pharmaceuticals
Cheung Kong (Holdings) Limited	Hong Kong	Financials	Real Estate Development
Prudential plc	United Kingdom	Financials	Life & Health Insurance
Bayer AG	Germany	Health Care	Pharmaceuticals
Nissin Kogyo Co., Ltd.	Japan	Consumer Discretionary	Auto Parts & Equipment

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia – 4.5%
Amcor Limited	794	$7,362
Incitec Pivot Limited	2,805	7,336
Telstra Corporation Limited	1,512	6,596
Toll Holdings Limited	1,677	8,158

		29,452

Belgium – 1.0%
Anheuser-Busch InBev S.A., ADR	76	6,853

China – 3.9%
Baidu.com, Inc., ADR (A)	94	8,908
China Construction Bank Corporation	9,160	6,484
China Unicom Limited	5,730	7,609
Spreadtrum Communications, Inc., ADR	106	2,777

		25,778

Denmark – 1.1%
TDC A/S	241	1,950
TDC A/S (B)	674	5,462

		7,412

Finland – 0.5%
Fortum Oyj	171	3,212

France – 11.6%
Cap Gemini S.A.	190	9,236
Casino, Guichard-Perrachon	68	6,383
Danone	135	10,111
European Aeronautic Defence and Space Company	39	2,100
European Aeronautic Defence and Space Company (B)	145	7,724
Gaz de France	347	6,802
Sanofi-Aventis	92	9,565
Total S.A.	312	15,251
Vinci	181	9,108

		76,280

Germany – 6.6%
Bayer AG	111	11,820
DaimlerChrysler AG, Registered Shares	179	10,816
Deutsche Lufthansa AG	257	5,214
Dialog Semiconductor plc (A)	375	4,699
METRO AG	119	3,775
Siemens AG	68	6,833

		43,157

Hong Kong – 1.9%
Cheung Kong (Holdings) Limited	902	12,234

India – 1.0%
ICICI Bank Limited	355	6,395

Israel – 2.2%
Teva Pharmaceutical Industries Limited, ADR	367	14,391

COMMON STOCKS (Continued)	Shares	Value
Japan – 18.6%
AISIN SEIKI CO., LTD.	228	$8,732
Aozora Bank, Ltd.	1,538	4,807
Aozora Bank, Ltd. (B)	522	1,632
Asahi Breweries, Ltd.	320	7,928
Canon Inc.	242	7,906
Chiyoda Corporation	893	10,507
Daito Trust Construction Co., Ltd	100	9,437
Fuji Media Holdings, Inc.	5	9,146
Komatsu Ltd.	293	6,767
Mitsui & Co., Ltd.	538	6,760
Mitsui Trust Holdings, Inc.	2,404	11,222
Nissin Kogyo Co., Ltd.	624	11,304
Sega Sammy Holdings Inc.	131	3,277
Shin-Etsu Chemical Co., Ltd.	143	9,507
Softbank Corp.	187	10,940
Sumitomo Mitsui Trust Holdings, Inc. (B)	329	1,536

		121,408

Netherlands – 4.6%
Fugro N.V.	190	10,309
ING Groep N.V., Certicaaten Van Aandelen (A)	1,206	10,986
Koninklijke Ahold N.V.	599	8,911

		30,206

Singapore – 2.6%
Singapore Telecommunications Limited	2,712	8,066
United Overseas Bank Limited	592	9,276

		17,342

South Korea – 2.3%
Hyundai Mobis	33	7,808
Samsung Electronics Co., Ltd.	6	7,039

		14,847

Spain – 1.3%
Amadeus IT Holding, S.A.	274	8,748

Sweden – 4.4%
Investor AB, B Shares	393	10,561
Securitas AB, Class B	403	3,521
Swedish Match AB	199	7,054
TeliaSonera AB	1,172	7,640

		28,776

Switzerland – 2.5%
Nestle S.A., Registered Shares	107	7,030
Novartis AG, Registered Shares	137	9,704

		16,734

United Kingdom – 23.5%
AMEC plc	464	7,092
GlaxoSmithKline plc	681	17,076
Imperial Tobacco Group plc	278	9,634

COMMON STOCKS (Continued)	Shares	Value
United Kingdom (Continued)
Kingfisher plc	1,541	$8,037
Petrofac Limited	352	6,422
Prudential plc	725	11,846
Reckitt Benckiser Group plc	125	8,811
Rio Tinto plc	274	11,200
Royal Dutch Shell plc, Class A	546	17,455
Shire plc	460	14,594
Standard Chartered plc	400	8,681
Unilever plc	409	16,572
Vodafone Group plc	2,477	7,077
WPP Group plc	550	9,392

		153,889

United States – 1.6%
Yahoo! Inc. (A)	420	10,540

TOTAL COMMON STOCKS – 95.7%		$627,654
(Cost: $602,246)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.7%
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.), 0.120%, 7-25-13 (C)	$5,000	4,999
Exxon Mobil Corporation,
0.080%, 7-30-13 (C)	2,000	2,000
Kellogg Co., 0.150%, 7-1-13 (C)	3,636	3,636
Prudential Funding LLC (GTD by Prudential Financial Inc.), 0.070%, 7-1-13 (C)	3,141	3,141
Total Capital Canada Ltd. (GTD by Total S.A.), 0.090%, 7-10-13 (C)	4,000	4,000

		17,776

Master Note – 0.7%
Toyota Motor Credit Corporation, 0.111% , 7-3-13 (D)	4,865	4,865

TOTAL SHORT-TERM SECURITIES – 3.4%		$22,641
(Cost: $22,641)

TOTAL INVESTMENT SECURITIES – 99.1%		$650,295
(Cost: $624,887)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		6,181

NET ASSETS – 100.0%		$656,476

56	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

International Core Equity (in thousands) JUNE 30, 2013 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $16,354 or 2.5% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	10,600	7–22–13	$444	$—
Sell	Euro	Barclays Capital, Inc.	37,300	7–22–13	1,471	—
Sell	Japanese Yen	Barclays Capital, Inc.	3,152,000	7–22–13	1,261	—

					$3,176	$—

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$627,654	$—	$—
Short-Term Securities	—	22,641	—
Total	$627,654	$22,641	$—
Forward Foreign Currency Contracts	$—	$3,176	$—

During the period ended June 30, 2013, securities totaling $412,762 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Market Sector Diversification

(as a % of net assets)
Financials	16.0%
Consumer Staples	14.2%
Health Care	11.9%
Consumer Discretionary	10.5%
Industrials	10.1%
Information Technology	9.0%
Energy	8.7%
Telecommunication Services	8.5%
Materials	5.3%
Utilities	1.5%
Other+	4.3%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	57

PORTFOLIO HIGHLIGHTS

International Growth	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	84.0%
Industrials	20.3%
Consumer Discretionary	17.4%
Health Care	14.4%
Information Technology	8.7%
Financials	6.8%
Consumer Staples	6.6%
Materials	4.7%
Energy	3.1%
Telecommunication Services	2.0%
Cash and Cash Equivalents	16.0%

Country Weightings

Europe	51.7%
Germany	13.6%
France	13.5%
United Kingdom	12.5%
Switzerland	3.9%
Other Europe	8.2%
Pacific Basin	26.0%
Japan	14.1%
Australia	3.9%
Other Pacific Basin	8.0%
North America	4.1%
Other	2.2%
Cash and Cash Equivalents	16.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Safran	France	Industrials	Aerospace & Defense
Bayer AG	Germany	Health Care	Pharmaceuticals
Vinci	France	Industrials	Construction & Engineering
Diageo plc	United Kingdom	Consumer Staples	Distillers & Vintners
Shire plc	United Kingdom	Health Care	Pharmaceuticals
InBev NV	United States	Consumer Staples	Brewers
Galaxy Entertainment Group Limited, ADR	Hong Kong	Consumer Discretionary	Casinos & Gaming
Teva Pharmaceutical Industries Limited, ADR	Israel	Health Care	Pharmaceuticals
Telstra Corporation Limited	Australia	Telecommunication Services	Integrated Telecommunication Services
GlaxoSmithKline plc	United Kingdom	Health Care	Pharmaceuticals

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

58	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

International Growth (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia – 3.9%
Coca-Cola Amatil Limited	417	$4,850
David Jones Limited	1,900	4,432
Telstra Corporation Limited	2,412	10,520

		19,802

Canada – 0.8%
Agrium Inc.	49	4,214

China – 0.6%
Ping An Insurance (Group) Company of China, Ltd., A Shares	528	2,990

France – 13.5%
Alstom	126	4,111
Cap Gemini S.A.	160	7,792
Compagnie Generale des Etablissements Michelin, Class B	80	7,138
European Aeronautic Defence and Space Company	70	3,752
European Aeronautic Defence and Space Company (A)	72	3,859
LVMH Moet Hennessy – Louis Vuitton	42	6,845
Safran	255	13,340
Sanofi-Aventis	95	9,828
Vinci	241	12,078

		68,743

Germany – 12.2%
adidas AG	55	5,915
Bayer AG	113	12,089
DaimlerChrysler AG, Registered Shares	169	10,230
Deutsche Lufthansa AG	320	6,499
Fresenius SE & Co. KGaA	85	10,502
Linde AG	28	5,159
MTU Aero Engines Holding AG	92	8,919
SAP AG	35	2,531

		61,844

Hong Kong – 3.3%
Galaxy Entertainment Group Limited, ADR (B)	2,264	11,092
Yue Yuen Industrial (Holdings) Limited	2,233	5,787

		16,879

India – 0.7%
NMDC Limited (B)	227	403
NMDC Limited (A)(B)	1,689	2,998

		3,401

Ireland – 1.1%
Smurfit Kappa Group plc	330	5,402

Israel – 2.2%
Teva Pharmaceutical Industries Limited, ADR	280	10,957

COMMON STOCKS (Continued)	Shares	Value
Japan – 14.1%
Bridgestone Corporation	290	$9,866
Canon Inc.	115	3,764
Fuji Heavy Industries Ltd.	121	2,983
JGC Corporation	177	6,371
Komatsu Ltd.	235	5,440
Mitsubishi Corporation	366	6,264
Mitsubishi Electric Corporation	514	4,815
Mitsui & Co., Ltd.	246	3,096
Mitsui Trust Holdings, Inc.	440	2,054
Mizuho Financial Group, Inc.	2,808	5,832
Nissin Kogyo Co., Ltd.	386	6,994
ORIX Corporation	666	9,096
Sumitomo Corporation	379	4,721

		71,296

Luxembourg – 0.4%
Acergy S.A.	105	1,840

Netherlands – 1.4%
ASML Holding N.V., Ordinary Shares	88	6,980

Norway – 2.7%
Seadrill Limited	197	7,951
Yara International ASA	146	5,827

		13,778

South Korea – 1.5%
Samsung Electronics Co., Ltd.	7	7,732

Sweden – 2.6%
AB Volvo, Class B	530	7,093
Telefonaktiebolaget LM Ericsson, B Shares	541	6,132

		13,225

Switzerland – 3.9%
Credit Suisse Group AG, Registered Shares	230	6,091
Novartis AG, Registered Shares	119	8,469
Swatch Group Ltd (The), Bearer Shares	10	5,479

		20,039

Taiwan – 1.9%
High Tech Computer Corp. (B)	542	4,322
MediaTek Incorporation	446	5,186

		9,508

United Kingdom – 12.5%
British American Tobacco plc	111	5,668
Capita Group plc (The)	225	3,302
Diageo plc	404	11,539
Experian plc	469	8,152
GlaxoSmithKline plc	419	10,514
Pearson plc	250	4,457

COMMON STOCKS (Continued)	Shares	Value
United Kingdom (Continued)
Prudential plc	503	$8,224
Shire plc	363	11,517

		63,373

United States – 3.3%
InBev NV	127	11,269
Schlumberger Limited	79	5,642

		16,911

TOTAL COMMON STOCKS – 82.6%		$418,914
(Cost: $383,309)

PREFERRED STOCKS
Germany – 1.4%
Volkswagen AG, 2.260%	35	7,095

TOTAL PREFERRED STOCKS – 1.4%		$7,095
(Cost: $7,019)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 10.6%
L Air Liquide S.A., 0.140%, 8-2-13 (C)	$5,000	4,999
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.), 0.120%, 7-25-13 (C)	3,000	3,000
Exxon Mobil Corporation, 0.080%, 7-30-13 (C)	6,000	6,000
Harley–Davidson Financial Services (GTD by Harley–Davidson Credit Corp.), 0.200%, 7-19-13 (C)	15,000	14,997
Kellogg Co., 0.150%, 7-1-13 (C)	5,364	5,364
Mondelez International, Inc., 0.150%, 7-1-13 (C)	4,347	4,347
Praxair, Inc., 0.050%, 7-2-13 (C)	5,000	5,000
Total Capital Canada Ltd. (GTD by Total S.A.), 0.090%, 7-10-13 (C)	10,000	10,000

		53,707

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (D)	1,502	1,502

2013	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS

International Growth (in thousands) JUNE 30, 2013 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value

Municipal Obligations – Taxable – 0.9%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.050%, 7–1–13 (D)	$4,588	$4,588
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.070%, 7–7–13 (D)	48	48

		4,636

United States Government Agency Obligations – 0.9%
Overseas Private Investment Corporation (GTD by United States Government), 0.150%, 7–3–13 (D)	4,712	4,712

TOTAL SHORT–TERM SECURITIES – 12.7%		$64,557
(Cost: $64,558)

TOTAL INVESTMENT SECURITIES – 96.7%		$490,566
(Cost: $454,886)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.3%		16,796

NET ASSETS – 100.0%		$507,362

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $6,857 or 1.4% of net assets.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Societe Generale Bank	82,900	7–22–13	$3,268	$—
Sell	Japanese Yen	Goldman Sachs International	3,646,400	7–22–13	1,499	—

					$4,767	$—

60	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

International Growth (in thousands)	JUNE 30, 2013 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$418,914	$—	$—
Preferred Stocks	7,095	—	—
Short-Term Securities	—	64,557	—

Total	$426,009	$64,557	$—

Forward Foreign Currency Contracts	$—	$4,767	$—

During the period ended June 30, 2013, securities totaling $382,078 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Market Sector Diversification

(as a % of net assets)
Industrials	20.3%
Consumer Discretionary	17.4%
Health Care	14.4%
Information Technology	8.7%
Financials	6.8%
Consumer Staples	6.6%
Materials	4.7%
Energy	3.1%
Telecommunication Services	2.0%
Other+	16.0%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	61

PORTFOLIO HIGHLIGHTS

Limited-Term Bond ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Bonds	68.9%
Corporate Debt Securities	51.6%
United States Government and Government Agency Obligations	17.3%
Cash and Cash Equivalents	31.1%

Quality Weightings

Investment Grade	63.1%
AA	20.2%
A	19.0%
BBB	23.9%
Non-Investment Grade	5.8%
BB	5.7%
B	0.1%
Cash and Cash Equivalents	31.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

62	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Aerospace & Defense – 1.3%
Bombardier Inc., 7.500%, 3-15-18 (A)	$2,000	$2,220

Apparel Retail – 1.4%
Limited Brands, Inc., 8.500%, 6-15-19	2,000	2,320

Apparel, Accessories & Luxury Goods – 0.6%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6-29-17 (A)	1,000	984

Automobile Manufacturers – 1.2%
Nissan Motor Acceptance Corporation, 1.950%, 9-12-17 (A)	1,000	993
Volkswagen International Finance N.V., 2.375%, 3-22-17 (A)	1,000	1,015

		2,008

Banking – 0.6%
Commonwealth Bank of Australia New York, 1.950%, 3-16-15	1,000	1,018

Brewers – 2.5%
Anheuser-Busch InBev SA/NV, 1.250%, 1-17-18	2,000	1,941
Heineken N.V., 1.400%, 10-1-17 (A)	2,000	1,942
SABMiller Holdings Inc., 1.850%, 1-15-15 (A)	500	507

		4,390

Cable & Satellite – 1.7%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 5.875%, 10-1-19	1,000	1,125
Time Warner Cable Inc., 6.750%, 7-1-18	1,562	1,788

		2,913

Coal & Consumable Fuels – 0.7%
Joy Global Inc., 6.000%, 11-15-16	1,000	1,130

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc., 7.250%, 7-15-13	1,000	1,002

Consumer Finance – 3.7%
American Express Company, 7.000%, 3-19-18	1,000	1,203
Capital One Financial Corporation, 6.750%, 9-15-17	1,000	1,178
Ford Motor Credit Company LLC, 2.375%, 1-16-18	2,000	1,925

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
Penske Truck Leasing Co., LP and PTL Finance Corp., 3.125%, 5-11-15 (A)	$2,000	$2,065

		6,371

Data Processing & Outsourced Services – 0.7%
Fidelity National Financial, Inc., 6.600%, 5-15-17	1,000	1,108

Department Stores – 0.7%
Macy’s Retail Holdings, Inc., 7.450%, 7-15-17	1,000	1,196

Distillers & Vintners – 1.6%
Beam Inc., 1.875%, 5-15-17	1,500	1,497
Diageo Capital plc, 5.750%, 10-23-17	1,000	1,150

		2,647

Diversified Banks – 3.7%
Bank of America Corporation, 5.650%, 5-1-18	1,000	1,111
Barclays Bank plc, 2.375%, 1-13-14	1,500	1,512
HSBC Bank plc, 3.100%, 5-24-16 (A)	1,000	1,049
U.S. Bancorp, 2.200%, 11-15-16	1,000	1,026
Wachovia Corporation, 5.750%, 2-1-18	1,500	1,726

		6,424

Diversified Chemicals – 0.7%
Dow Chemical Company (The), 4.250%, 11-15-20	1,168	1,229

Diversified Metals & Mining – 0.9%
Rio Tinto Finance (USA) Limited, 2.250%, 9-20-16	1,500	1,531

Electric Utilities – 0.6%
Great Plains Energy Incorporated, 2.750%, 8-15-13	1,000	1,002

Electronic Manufacturing Services – 1.3%
Jabil Circuit, Inc., 7.750%, 7-15-16	2,000	2,265

Environmental & Facilities Services – 1.3%
Republic Services, Inc., 3.800%, 5-15-18	1,000	1,056
Waste Management, Inc., 6.100%, 3-15-18	1,000	1,156

		2,212

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Distributors – 0.7%
ConAgra Foods, Inc., 7.000%, 4-15-19	$1,000	$1,206

Forest Products – 0.7%
Georgia-Pacific, LLC, 5.400%, 11-1-20 (A)	1,000	1,115

Health Care Services – 0.6%
Quest Diagnostics Incorporated, 3.200%, 4-1-16	1,000	1,037

Health Care Supplies – 0.6%
DENTSPLY International Inc., 2.750%, 8-15-16	1,000	1,027

Health Care Supply – 1.4%
Abbott Laboratories, 4.125%, 5-27-20	1,000	1,084
Express Scripts,Inc., 7.250%, 6-15-19	1,000	1,234

		2,318

Independent Finance – 0.6%
John Deere Capital Corporation, 1.200%, 10-10-17	1,000	973

Industrial Conglomerates – 1.0%
General Electric Capital Corporation, 5.625%, 5-1-18	1,500	1,720

Industrial Machinery – 0.6%
Ingersoll-Rand Global Holding Company Limited, 2.875%, 1-15-19 (A)	1,000	986

Integrated Oil & Gas – 1.4%
Petro–Canada, 6.050%, 5-15-18	1,130	1,309
Shell International Finance B.V., 4.300%, 9-22-19	1,000	1,109

		2,418

Integrated Telecommunication Services – 2.0%
AT&T Inc., 5.800%, 2-15-19	1,000	1,159
CC Holdings GS V LLC, 2.381%, 12-15-17	1,000	984
Verizon Communications Inc., 6.350%, 4-1-19	1,000	1,186

		3,329

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The), 7.500%, 2-15-19	1,000	1,187

2013	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage (Continued)
Morgan Stanley, 4.100%, 1-26-15	$1,000	$1,043

		2,230

Leisure Products – 0.6%
Mattel, Inc., 2.500%, 11-1-16	1,000	1,031

Life & Health Insurance – 1.4%
MetLife, Inc., 6.817%, 8-15-18	1,058	1,281
Prudential Financial, Inc., 4.750%, 9-17-15	1,000	1,076

		2,357

Office Electronics – 0.7%
Xerox Corporation, 6.350%, 5-15-18	1,000	1,146

Oil & Gas Equipment & Services – 1.3%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1-31-19	1,000	1,192
Schlumberger Investment S.A. (GTD by Schlumberger Limited), 1.950%, 9-14-16 (A)	1,000	1,019

		2,211

Oil & Gas Exploration & Production – 1.3%
EOG Resources, Inc., 4.100%, 2-1-21	1,000	1,062
Petrohawk Energy Corporation, 7.250%, 8-15-18	1,000	1,091

		2,153

Oil & Gas Storage & Transportation – 1.5%
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP), 3.250%, 10-1-15	1,500	1,555
Sunoco Logistics Partners Operations L.P., 8.750%, 2-15-14	1,000	1,047

		2,602

Other Diversified Financial Services – 2.1%
Citigroup Inc., 1.250%, 1-15-16	1,000	988
ING Bank N.V., 2.375%, 6-9-14 (A)	1,000	1,014
JPMorgan Chase & Co., 6.000%, 1-15-18	1,416	1,615

		3,617

Restaurants – 0.7%
YUM! Brands, Inc., 6.250%, 3-15-18	1,000	1,156

Retail Stores – 1.2%
Dollar General Corporation, 4.125%, 7-15-17	2,000	2,109

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductors – 0.6%
Broadcom Corporation, 2.700%, 11-1-18	$1,000	$1,023

Soft Drinks – 0.7%
Bottling Group, LLC, 5.125%, 1-15-19	1,000	1,138

Systems Software – 1.4%
CA, Inc., 6.125%, 12-1-14	1,000	1,067
Oracle Corporation, 5.000%, 7-8-19	1,150	1,314

		2,381

Wireless Telecommunication Service – 1.4%
America Movil, S.A.B. de C.V., 5.000%, 3-30-20	1,000	1,073
American Tower Corporation, 5.900%, 11-1-21	1,000	1,112
Crown Castle International Corp., 5.250%, 1-15-23	200	192

		2,377

TOTAL CORPORATE DEBT SECURITIES – 51.6%		$87,630
(Cost: $87,870)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.6%
Federal National Mortgage Association, 2.000%, 12-30-15	1,000	1,034

Mortgage-Backed Obligations – 13.8%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, 2.500%, 12-15-41	2,570	2,591
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4-25-39	1,904	1,876
4.000%, 5-25-39	552	583
3.000%, 11-25-39	710	728
2.500%, 9-20-40	2,527	2,582
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.680%, 2-1-21	1,960	2,067
4.374%, 6-1-21	1,981	2,181
5.500%, 10-1-21	1,849	1,994
5.500%, 11-1-22	700	755
5.000%, 4-1-24	526	571
4.000%, 12-1-31	4,701	4,909

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	$2,581	$2,543

		23,380

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 14.4%		$24,414
(Cost: $24,627)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 2.9%
United States Treasury Notes, 0.750%, 10-31-17	5,000	4,904

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.9%		$4,904
(Cost: $5,009)

SHORT-TERM SECURITIES
Commercial Paper – 28.2%
Exxon Mobil Corporation, 0.080%, 7-30-13 (B)	18,000	17,998
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 7-31-13 (B)	3,000	3,000
McCormick & Co. Inc., 0.130%, 7-1-13 (B)	4,986	4,986
Siemens Capital Corp. (GTD by Siemens AG), 0.090%, 7-26-13 (B)	9,952	9,951
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank), 0.110%, 7-29-13 (B)	5,000	5,000
Total Capital Canada Ltd. (GTD by Total S.A.), 0.070%, 7-3-13 (B)	7,000	7,000

		47,935

Master Note – 2.2%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (C)	3,761	3,761

TOTAL SHORT-TERM SECURITIES – 30.4%		$51,696
(Cost: $51,696)

TOTAL INVESTMENT SECURITIES – 99.3%		$168,644
(Cost: $169,202)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		1,267

NET ASSETS – 100.0%		$169,911

64	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2013 (UNAUDITED)

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $14,909 or 8.8% of net assets.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$87,630	$—
United States Government Agency Obligations	—	24,414	—
United States Government Obligations	—	4,904	—
Short-Term Securities	—	51,696	—
Total	$—	$168,644	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	65

PORTFOLIO HIGHLIGHTS

Micro Cap Growth	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	97.2%
Information Technology	27.4%
Consumer Discretionary	20.3%
Health Care	19.7%
Industrials	16.2%
Consumer Staples	4.1%
Energy	3.9%
Financials	3.6%
Telecommunication Services	1.5%
Materials	0.5%
Cash and Cash Equivalents	2.8%

Top 10 Equity Holdings

Company	Sector
Pacira Pharmaceuticals, Inc.	Health Care
SPS Commerce, Inc.	Information Technology
Spectranetics Corporation (The)	Health Care
Quidel Corporation	Health Care
Clovis Oncology, Inc.	Health Care
DXP Enterprises, Inc.	Industrials
Multimedia Games Holding Company, Inc.	Consumer Discretionary
Natural Grocers by Vitamin Cottage, Inc.	Consumer Staples
WageWorks, Inc.	Industrials
Fiesta Restaurant Group, Inc.	Consumer Discretionary

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

66	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Micro Cap Growth (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics – 0.8%
Pacer International, Inc. (A)	80	$504

Alternative Carriers – 1.5%
inContact, Inc. (A)	71	582
Lumos Networks Corp.	18	304

		886

Apparel, Accessories & Luxury Goods – 1.4%
Movado Group, Inc.	26	863

Application Software – 1.8%
Callidus Software Inc. (A)	89	585
Model N, Inc. (A)	21	492

		1,077

Asset Management & Custody Banks – 0.6%
Internet Capital Group, Inc. (A)	32	368

Auto Parts & Equipment – 1.1%
Amerigon Incorporated (A)	37	691

Automotive Retail – 1.2%
America’s Car-Mart, Inc. (A)	6	246
TravelCenters of America LLC (A)	42	458

		704

Biotechnology – 7.0%
Achillion Pharmaceuticals, Inc. (A)	74	608
Clovis Oncology, Inc. (A)	20	1,360
Enanta Pharmaceuticals, Inc. (A)	44	770
KaloBios Pharmaceuticals, Inc. (A)	35	198
LipoScience, Inc. (A)	48	337
NewLink Genetics Corporation (A)	30	590
Synergy Pharmaceuticals Inc. (A)	82	352

		4,215

Building Products – 3.8%
American Woodmark Corporation (A)	20	704
Builders FirstSource, Inc. (A)	118	705
NCI Building Systems, Inc. (A)	33	503
PGT, Inc. (A)	45	391

		2,303

Casinos & Gaming – 1.9%
Multimedia Games Holding Company, Inc. (A)	45	1,163

Commercial Printing – 0.7%
InnerWorkings, Inc. (A)	41	446

Communications Equipment – 2.9%
Ixia (A)	27	500
Procera Networks, Inc. (A)	37	503
Ruckus Wireless, Inc (A)	21	264
Ubiquiti Networks, Inc.	28	496

		1,763

COMMON STOCKS (Continued)	Shares	Value
Computer Storage & Peripherals – 0.7%
Datalink Corporation (A)	43	$452

Construction & Farm Machinery & Heavy Trucks – 2.7%
Commercial Vehicle Group, Inc. (A)	31	229
Greenbrier Companies, Inc. (The) (A)	29	700
Wabash National Corporation (A)	67	682

		1,611

Consumer Finance – 1.3%
Regional Management Corp. (A)	30	747

Electronic Equipment & Instruments – 0.6%
CUI Global, Inc. (A)	68	375

Electronic Manufacturing Services – 0.6%
Fabrinet (A)	17	235
Uni-Pixel, Inc. (A)	8	121

		356

Food Distributors – 0.7%
Chefs’ Warehouse Holdings, LLC (The) (A)	24	406

Food Retail – 1.9%
Natural Grocers by Vitamin Cottage, Inc. (A)	37	1,153

Health Care Equipment – 2.7%
Cardiovascular Systems Inc. (A)	22	471
Cynosure, Inc., Class A (A)	31	797
Rockwell Medical, Inc. (A)	43	156
Syneron Medical Ltd. (A)	24	211

		1,635

Health Care Supplies – 4.6%
Quidel Corporation (A)	54	1,366
Spectranetics Corporation (The) (A)	74	1,380

		2,746

Health Care Technology – 1.7%
HealthStream, Inc. (A)	30	767
Streamline Health Solutions, Inc. (A)	44	286

		1,053

Home Improvement Retail – 0.7%
Tile Shop Holdings, Inc. (A)	16	452

Homebuilding – 1.4%
M/I Homes, Inc. (A)	25	579
Wiliam Lyon Homes, Class A (A)	12	290

		869

Homefurnishing Retail – 0.9%
Kirkland’s, Inc. (A)	30	519

COMMON STOCKS (Continued)	Shares	Value
Human Resource & Employment Services – 1.7%
WageWorks, Inc. (A)	29	$999

Internet Software & Services – 9.3%
Boingo Wireless, Inc. (A)	40	251
Envestnet, Inc. (A)	35	868
Gogo Inc. (A)	42	587
Move, Inc. (A)	66	847
Responsys, Inc. (A)	37	531
SciQuest, Inc. (A)	24	606
SPS Commerce, Inc. (A)	26	1,442
Tremor Video, Inc. (A)	16	141
Web.com Group, Inc. (A)	15	394

		5,667

IT Consulting & Other Services – 2.1%
InterXion Holding N.V. (A)	21	560
Official Payments Holdings, Inc. (A)	33	223
Virtusa Corporation (A)	21	463

		1,246

Leisure Facilities – 0.6%
Town Sports International Holdings, Inc.	32	340

Leisure Products – 2.5%
Arctic Cat Inc.	21	949
Black Diamond, Inc. (A)	36	339
Nautilus Group, Inc. (The) (A)	23	199

		1,487

Managed Health Care – 1.0%
Molina Healthcare, Inc. (A)	16	597

Movies & Entertainment – 1.2%
Rentrak Corporation (A)	35	703

Oil & Gas Drilling – 0.6%
Pioneer Drilling Company (A)	58	383

Oil & Gas Equipment & Services – 2.8%
Basic Energy Services, Inc. (A)	51	615
RigNet, Inc. (A)	27	678
Willbros Group, Inc. (A)	55	340

		1,633

Oil & Gas Exploration & Production – 0.5%
Triangle Petroleum Corporation (A)	44	306

Packaged Foods & Meats – 0.5%
Inventure Foods, Inc. (A)	35	291

Personal Products – 1.0%
Inter Parfums, Inc.	21	599

Pharmaceuticals – 2.7%
NuPathe Inc. (A)	37	113
Pacira Pharmaceuticals, Inc. (A)	53	1,531

		1,644

2013	SEMIANNUAL REPORT	67

SCHEDULE OF INVESTMENTS

Micro Cap Growth (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Regional Banks – 0.9%
TriState Capital Holdings, Inc. (A)	39	$531

Restaurants – 7.2%
Chuy’s Holdings, Inc. (A)	25	954
Del Frisco’s Restaurant Group, Inc. (A)	25	540
Diversified Restaurant Holdings, Inc. (A)	31	250
Fiesta Restaurant Group, Inc. (A)	28	976
Noodles & Company, Class A (A)	7	272
Red Robin Gourmet Burgers, Inc. (A)	14	795
Ruth’s Hospitality Group, Inc.	42	506

		4,293

Semiconductor Equipment – 1.9%
FormFactor, Inc. (A)	44	294
Nanometrics Incorporated (A)	28	403
Nova Measuring Instruments Ltd. (A)	48	433

		1,130

Semiconductors – 2.4%
Exar Corporation (A)	37	401
MagnaChip Semiconductor Corporation (A)	31	566

COMMON STOCKS (Continued)	Shares	Value
Semiconductors (Continued)
RDA Microelectronics, Inc., ADR	43	$473

		1,440

Steel – 0.5%
Universal Stainless & Alloy Products, Inc. (A)	11	315

Systems Software – 5.3%
Fleetmatics Group plc (A)	16	545
Gigamon Inc. (A)	19	524
Imperva, Inc. (A)	13	568
Infolox Inc. (A)	26	758
Proofpoint, Inc. (A)	33	799

		3,194

Thrifts & Mortgage Finance – 0.8%
PennyMac Financial Services, Inc., Class A (A)	24	500

Trading Companies & Distributors – 2.1%
DXP Enterprises, Inc. (A)	19	1,272

Trucking – 4.4%
Celadon Group, Inc.	47	865
Marten Transport, Ltd.	42	660
Roadrunner Transportation Systems, Inc. (A)	32	883

COMMON STOCKS (Continued)	Shares	Value
Trucking (Continued)
Vitran Corporation Inc., Class A (A)	38	$245

		2,653

TOTAL COMMON STOCKS – 97.2%		$58,580
(Cost: $41,471)

SHORT-TERM SECURITIES	Principal
Master Note – 3.7%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (B)	$2,244	2,244

TOTAL SHORT-TERM SECURITIES – 3.7%		$2,244
(Cost: $2,244)

TOTAL INVESTMENT SECURITIES – 100.9%		$60,824
(Cost: $43,715)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9%)		(514)

NET ASSETS – 100.0%		$60,310

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$58,580	$—	$—
Short-Term Securities	—	2,244	—
Total	$58,580	$2,244	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

68	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Mid Cap Growth	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	95.0%
Consumer Discretionary	24.2%
Information Technology	19.7%
Industrials	15.0%
Health Care	11.2%
Financials	10.2%
Energy	7.0%
Consumer Staples	4.9%
Materials	2.8%
Purchased Options	0.1%
Cash and Cash Equivalents	4.9%

Top 10 Equity Holdings

Company	Sector
CarMax, Inc.	Consumer Discretionary
Microchip Technology Incorporated	Information Technology
Fastenal Company	Industrials
Northern Trust Corporation	Financials
Ulta Salon, Cosmetics & Fragrance, Inc.	Consumer Discretionary
Varian Medical Systems, Inc.	Health Care
Vantiv, Inc., Class A	Information Technology
Dunkin’ Brands Group, Inc.	Consumer Discretionary
Pall Corporation	Industrials
Expeditors International of Washington, Inc.	Industrials

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	181	$6,865

Apparel Retail – 1.1%
DSW Inc., Class A	51	3,729

Apparel, Accessories & Luxury Goods – 5.9%
Burberry Group plc (A)	166	3,405
Michael Kors Holdings Limited (B)	59	3,634
Tumi Holdings, Inc. (B)	79	1,896
Under Armour, Inc., Class A (B)	104	6,225
V.F. Corporation	26	5,106

		20,266

Application Software – 3.9%
ANSYS, Inc. (B)	70	5,088
Solera Holdings, Inc.	91	5,056
Ultimate Software Group, Inc. (The) (B)	25	2,915

		13,059

Asset Management & Custody Banks – 3.3%
Northern Trust Corporation	142	8,208
Oaktree Capital Group, LLC	59	3,074

		11,282

Auto Parts & Equipment – 1.0%
Gentex Corporation	155	3,581

Automotive Retail – 2.8%
CarMax, Inc. (B)	205	9,442

Biotechnology – 1.3%
Onyx Pharmaceuticals, Inc. (B)	53	4,575

Brewers – 1.0%
Boston Beer Company, Inc. (The), Class A (B)	19	3,293

Broadcasting – 0.9%
Discovery Holding Company, Class A (B)	41	3,196

Building Products – 1.8%
Fortune Brands Home & Security, Inc.	161	6,229

Coal & Consumable Fuels – 0.8%
Joy Global Inc.	60	2,902

Communications Equipment – 2.5%
Aruba Networks, Inc. (B)	203	3,120
F5 Networks, Inc. (B)	58	3,976
Palo Alto Networks, Inc. (B)	33	1,402

		8,498

Computer Storage & Peripherals – 2.0%
Fusion-io, Inc. (B)	193	2,751
NetApp, Inc.	111	4,203

		6,954

COMMON STOCKS (Continued)	Shares	Value
Construction & Farm Machinery & Heavy Trucks – 0.0%
Toro Company (The)	1	$45

Construction Materials – 1.7%
Martin Marietta Materials, Inc.	58	5,738

Consumer Electronics – 1.6%
Harman International Industries, Incorporated	102	5,518

Data Processing & Outsourced Services – 2.2%
Vantiv, Inc., Class A (B)	278	7,673

Department Stores – 1.5%
Nordstrom, Inc.	83	5,002

Distillers & Vintners – 0.8%
Brown-Forman Corporation, Class B	40	2,706

Distributors – 1.8%
LKQ Corporation (B)	236	6,064

Electrical Components & Equipment – 2.9%
Polypore International, Inc. (B)	157	6,321
Roper Industries, Inc.	29	3,621

		9,942

Electronic Manufacturing Services – 1.3%
Trimble Navigation Limited (B)	169	4,403

Environmental & Facilities Services – 1.5%
Stericycle, Inc. (B)	45	5,014

Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Company (The)	78	3,783

Health Care Distributors – 1.8%
Henry Schein, Inc. (B)	64	6,138

Health Care Equipment – 5.0%
Intuitive Surgical, Inc. (B)	8	3,926
Varian Medical Systems, Inc. (B)	116	7,848
Zimmer Holdings, Inc.	65	4,905

		16,679

Health Care Facilities – 1.9%
Acadia Healthcare Company, Inc. (B)	50	1,650
Hologic, Inc. (B)	259	4,991

		6,641

Homefurnishing Retail – 1.3%
Williams-Sonoma, Inc.	77	4,315

Hotels, Resorts & Cruise Lines – 1.1%
Norwegian Cruise Line Holdings Ltd. (B)	123	3,727

COMMON STOCKS (Continued)	Shares	Value
Household Products – 0.8%
Church & Dwight Co., Inc.	47	$2,897

Industrial Machinery – 4.4%
Graco Inc.	42	2,671
IDEX Corporation	102	5,494
Pall Corporation	104	6,922

		15,087

Internet Software & Services – 1.8%
OpenTable, Inc. (B)	41	2,625
Zillow, Inc. (B)	62	3,510

		6,135

Investment Banking & Brokerage – 1.1%
Greenhill & Co., Inc.	83	3,794

IT Consulting & Other Services – 1.9%
Teradata Corporation (B)	130	6,535

Leisure Products – 0.8%
Mattel, Inc.	58	2,623

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	99	4,229

Oil & Gas Drilling – 1.2%
Patterson-UTI Energy, Inc.	204	3,945

Oil & Gas Equipment & Services – 1.0%
Dril-Quip, Inc. (B)	39	3,512

Oil & Gas Exploration & Production – 4.0%
Cabot Oil & Gas Corporation	58	4,137
Continental Resources, Inc. (B)	53	4,531
Southwestern Energy Company (B)	132	4,833

		13,501

Packaged Foods & Meats – 1.8%
Hain Celestial Group, Inc. (The) (B)	22	1,449
Mead Johnson Nutrition Company	58	4,584

		6,033

Personal Products – 0.5%
Coty Inc., Class A (B)	105	1,803

Real Estate Services – 1.0%
CB Richard Ellis Group, Inc. (B)	150	3,499

Regional Banks – 4.8%
First Republic Bank	175	6,743
Signature Bank (B)	75	6,210
UMB Financial Corporation	62	3,474

		16,427

70	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Restaurants – 2.1%
Dunkin’ Brands Group, Inc.	169	$7,219

Semiconductors – 3.5%
Cavium Inc. (B)	81	2,853
Microchip Technology Incorporated	240	8,929

		11,782

Specialty Stores – 2.3%
Ulta Salon, Cosmetics & Fragrance, Inc. (B)(C)	79	7,948

Systems Software – 0.6%
ServiceNow, Inc. (B)	55	2,215

Trading Companies & Distributors – 2.4%
Fastenal Company	180	8,239

TOTAL COMMON STOCKS – 95.0%		$324,682
(Cost: $271,680)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Value
NASDAQ 100 Index,
Put $2,850.00, Expires 7-20-13	29	$61
Russell 2000 Index,
Put $940.00, Expires 7-20-13	138	99
SPDR S&P MIDCAP 400 ETF Trust,
Put $205.00, Expires 7-20-13	549	86

TOTAL PURCHASED OPTIONS – 0.1%		$246
(Cost: $351)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 2.3%
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.), 0.100%, 8-2-13 (D)	$4,986	4,985

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (Continued)
Virginia Electric and Power Company, 0.270%, 7-15-13 (D)	$3,000	$3,000

		7,985

Master Note – 1.6%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (E)	$5,477	$5,477

TOTAL SHORT-TERM SECURITIES – 3.9%		$13,462
(Cost: $13,462)

TOTAL INVESTMENT SECURITIES – 99.0%		$338,390
(Cost: $285,493)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		3,532

NET ASSETS – 100.0%		$341,922

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at June 30, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Ulta Salon, Cosmetics & Fragrance, Inc.	Deutsche Bank AG	Call	657	July 2013	$102.00	$112	$(108)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$324,682	$—	$—
Purchased Options	246	—	—
Short-Term Securities	—	13,462	—

Total	$324,928	$13,462	$—

Liabilities
Written Options	$—	$108	$—

During the period ended June 30, 2013, securities totaling $3,405 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	71

PORTFOLIO HIGHLIGHTS

Money Market	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Corporate Obligations	81.9%
Commercial Paper	54.0%
Notes	17.1%
Certificate Of Deposit	10.8%
Municipal Obligations	16.3%
United States Government and Government Agency Obligations	1.1%
Cash and Other Assets, Net of Liabilities	0.7%

72	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2013 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile:
0.980%, 7-19-13	$4,500	$4,500
0.420%, 7-22-13 (A)	3,800	3,800
0.200%, 8-22-13	6,000	6,000
0.800%, 9-10-13	3,085	3,085
Bank of America, N.A.:
0.230%, 7-18-13	5,300	5,300
0.220%, 8-19-13	7,000	7,000
Citibank, N.A.:
0.220%, 8-1-13	2,600	2,600
0.270%, 9-25-13	5,641	5,641
0.270%, 9-26-13	6,900	6,900

Total Certificate Of Deposit – 10.8%		44,826

Commercial Paper
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.120%, 8-23-13 (B)	4,450	4,449
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB):
0.160%, 7-22-13 (B)	2,500	2,500
0.160%, 7-23-13 (B)	2,700	2,699
0.230%, 8-19-13 (B)	4,050	4,049
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.100%, 7-22-13 (B)	16,000	15,999
0.120%, 8-19-13 (B)	4,000	3,999
Corporacion Andina de Fomento:
0.430%, 10-8-13 (B)	4,000	3,995
0.390%, 10-28-13 (B)	3,250	3,246
0.310%, 11-26-13 (B)	5,000	4,994
Exxon Mobil Corporation, 0.080%, 7-30-13 (B)	5,000	5,000
General Electric Capital Corporation, 0.090%, 7-10-13 (B)	299	299
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 7-31-13 (B)	5,000	4,999
ICICI Bank Limited (GTD by Bank of America, N.A.):
0.270%, 7-1-13 (B)	4,000	4,000
0.320%, 7-23-13 (B)	3,000	2,999
0.300%, 9-30-13 (B)	9,800	9,793
ICICI Bank Limited (GTD by Wells Fargo Bank, N.A.), 0.220%, 7-24-13 (B)	2,500	2,500
J.P. Morgan Chase & Co., 0.360%, 7-22-13 (A)(B)	1,902	1,902
John Deere Canada ULC (GTD by Deere & Company), 0.090%, 7-10-13 (B)	20,000	19,999
L Air Liquide S.A.:
0.140%, 7-19-13 (B)	7,328	7,327

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Commercial Paper (Continued)
0.140%, 8-2-13 (B)	$2,000	$2,000
0.180%, 9-20-13 (B)	10,500	10,496
L Oreal USA, Inc., 0.100%, 7-23-13 (B)	11,700	11,699
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank, N.A.), 0.180%, 7-2-13 (B)	6,510	6,510
Muni Impvt Corp of Los Angeles, Lease Rev (GTD by JPMorgan Chase & Co.), 0.140%, 8-8-13 (B)	2,500	2,500
PACCAR Financial Corp. (GTD by PACCAR Inc.), 0.090%, 7-16-13 (B)	16,600	16,599
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 0.160%, 7-31-13 (B)	6,000	5,999
St. Jude Medical, Inc.:
0.220%, 7-1-13 (B)	3,716	3,716
0.160%, 7-26-13 (B)	11,500	11,499
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank), 0.100%, 7-25-13 (B)	20,500	20,499
Wal-Mart Stores, Inc., 0.090%, 7-9-13 (B)	20,000	20,000
Wisconsin Electric Power Co., 0.110%, 7-10-13 (B)	9,000	9,000

Total Commercial Paper – 54.0%		225,265

Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.350%, 8-2-13 (C)	3,300	3,300
0.310%, 8-8-13 (C)	5,035	5,035
0.290%, 9-12-13 (C)	3,450	3,450
Bank of Nova Scotia:
0.310%, 7-1-13 (C)	2,500	2,500
0.530%, 7-3-13 (C)	3,500	3,505
0.530%, 7-19-13 (C)	1,700	1,700
Caterpillar Financial Services Corporation, 6.125%, 2-17-14	2,075	2,150
General Electric Capital Corporation, 2.100%, 1-7-14	4,370	4,408
IBM International Group Capital LLC (GTD by International Business Machines Corporation), 0.570%, 8-27-13 (C)	1,500	1,500

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Notes (Continued)
J.P. Morgan Chase & Co.:
0.360%, 7-22-13 (C)	$1,650	$1,650
1.070%, 7-24-13 (C)	1,300	1,306
0.350%, 9-7-13 (C)	4,750	4,750
2.050%, 1-24-14	1,229	1,241
4.650%, 6-1-14	7,000	7,263
Kimberly-Clark Corporation, 4.215%, 12-19-13	4,600	4,685
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.), 0.200%, 7-7-13 (C)	2,035	2,035
Toyota Motor Credit Corporation:
0.320%, 7-1-13 (C)	3,000	3,000
1.375%, 8-12-13	1,200	1,202
0.270%, 8-22-13 (C)	8,000	8,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.), 0.200%, 7-7-13 (C)	1,087	1,087
Wells Fargo Bank, N.A.:
0.330%, 7-22-13 (C)	3,000	3,000
0.320%, 9-17-13 (C)	4,500	4,500

Total Notes – 17.1%		71,267

TOTAL CORPORATE OBLIGATIONS – 81.9%		$341,358
(Cost: $341,358)

MUNICIPAL OBLIGATIONS

California – 3.4%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.040%, 7-1-13 (C)	1,000	1,000
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank, N.A.), 0.040%, 7-1-13 (C)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.040%, 7-1-13 (C)	3,914	3,914

2013	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2013 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
California (Continued)
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.040%, 7-1-13 (C)	$1,077	$1,077
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government), 0.060%, 7-7-13 (C)	6,200	6,200

		14,091

Colorado – 2.0%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.), 0.140%, 7-7-13 (C)	4,220	4,220
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.), 0.080%, 7-7-13 (C)	1,875	1,875
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.060%, 7-7-13 (C)	250	250
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.150%, 7-7-13 (C)	1,500	1,500
0.320%, 7-7-13 (C)	550	550

		8,395

Georgia – 1.3%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997, 0.080%, 7-1-13 (C)	3,000	3,000
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company), 0.080%, 7-1-13 (C)	2,275	2,275

		5,275

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Illinois – 0.4%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank, N.A.), 0.050%, 7-7-13 (C)	$730	$730
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.), 0.080%, 7-1-13 (C)	1,000	1,000

		1,730

Iowa – 0.3%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center), 0.090%, 7-1-13 (C)	1,165	1,165

Louisiana – 1.4%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.070%, 7-1-13 (C)	1,941	1,941
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.070%, 7-7-13 (C)	2,350	2,350
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation), 0.040%, 7-1-13 (C)	1,600	1,600

		5,891

Maryland – 0.1%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.160%, 7-7-13 (C)	530	530

Michigan – 0.4%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.070%, 7-1-13 (C)	1,900	1,900

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Mississippi – 3.0%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.050%, 7-1-13 (C)	$1,500	$1,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.050%, 7-1-13 (C)	4,820	4,820
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.060%, 7-1-13 (C)	4,332	4,332
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.060%, 7-1-13 (C)	1,800	1,800

		12,452

Missouri – 0.3%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.200%, 7-7-13 (C)	1,340	1,340

New York – 1.1%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.), 0.060%, 7-7-13 (C)	2,000	2,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.), 0.060%, 7-7-13 (C)	1,800	1,800
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.070%, 7-7-13 (C)	900	900

		4,700

74	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2013 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.), 0.070%, 7-7-13 (C)	$700	$700

Texas – 2.1%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.060%, 7–7–13 (C)	2,805	2,805
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.070%, 7–1–13 (C)	2,250	2,250
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.070%, 7–1–13 (C)	3,720	3,720

		8,775

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Wyoming – 0.3%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.060%, 7–1–13 (C)	$1,156	$1,156

TOTAL MUNICIPAL OBLIGATIONS – 16.3%		$68,100
(Cost: $68,100)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government):
0.140%, 7–3–13 (C)	1,694	1,694
0.140%, 7–7–13 (C)	1,917	1,916

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
United States Government Agency Obligations (Continued)
Totem Ocean Trailer Express, Inc. (GTD by United States Government), 0.520%, 7–30–13 (C)	$861	$861

Total United States Government Agency Obligations – 1.1%		4,471

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 1.1%		$4,471
(Cost: $4,471)

TOTAL INVESTMENT SECURITIES – 99.3%		$413,929
(Cost: $413,929)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		2,777

NET ASSETS – 100.0%		$416,706

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets or the next demand date.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$341,358	$—
Municipal Obligations	—	68,100	—
United States Government Agency Obligations	—	4,471	—

Total	$—	$413,929	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	75

PORTFOLIO HIGHLIGHTS

Real Estate Securities	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	98.7%
Financials	94.7%
Telecommunication Services	1.5%
Consumer Discretionary	1.4%
Health Care	0.7%
Industrials	0.4%
Cash and Cash Equivalents	1.3%

Top 10 Equity Holdings

Company	Sector	Industry
Simon Property Group, Inc.	Financials	Retail REITs
Public Storage, Inc.	Financials	Specialized REITs
Boston Properties, Inc.	Financials	Office REITs
Equity Residential	Financials	Residential REITs
AvalonBay Communities, Inc.	Financials	Residential REITs
ProLogis	Financials	Industrial REITs
Ventas, Inc.	Financials	Specialized REITs
Health Care REIT, Inc.	Financials	Specialized REITs
HCP, Inc.	Financials	Specialized REITs
Host Hotels & Resorts, Inc.	Financials	Specialized REITs

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

76	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Real Estate Securities (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Diversified REITs – 2.6%
Spirit Realty Capital, Inc.	9	$167
Vornado Realty Trust	11	927

		1,094

Health Care Facilities – 0.7%
Brookdale Senior Living, Inc. (A)	12	315

Homebuilding – 0.8%
Lennar Corporation	4	133
Toll Brothers, Inc. (A)	7	219

		352

Hotels, Resorts & Cruise Lines – 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	4	259

Industrial REITs – 5.3%
EastGroup Properties, Inc.	8	429
ProLogis	45	1,710
Pure Industrial Real Estate Trust (B)	30	130

		2,269

Mortgage REITs – 1.0%
Blackstone Mortgage Trust, Inc., Class A	6	138
Colony Financial, Inc.	14	283

		421

Office REITs – 15.6%
BioMed Realty Trust, Inc.	29	581
Boston Properties, Inc.	17	1,739
Brandywine Realty Trust	21	280
Digital Realty Trust, Inc.	15	909
Duke Realty Corporation	37	580
Dundee Real Estate Investment Trust (B)	2	65
Hudson Pacific Properties, Inc.	17	356
Kilroy Realty Corporation	14	753
Parkway Properties, Inc.	23	389
SL Green Realty Corp.	11	997

		6,649

Office Services & Supplies – 0.4%
CyrusOne Inc.	8	174

Real Estate Operating Companies – 0.9%
Forest City Enterprises, Inc., Class A (A)	21	379

COMMON STOCKS (Continued)	Shares	Value
Residential REITs – 18.6%
American Campus Communities, Inc.	14	$549
Apartment Investment and Management Company, Class A	14	425
AvalonBay Communities, Inc.	13	1,714
Camden Property Trust	12	857
Campus Crest Communities, Inc.	11	121
Colonial Properties Trust	7	159
Equity Residential	30	1,731
Essex Property Trust, Inc.	6	994
Mid-America Apartment Communities, Inc.	9	623
Post Properties	15	732

		7,905

Retail REITs – 27.1%
Acadia Realty Trust	17	420
Agree Realty Corporation	12	363
AmREIT, Inc., Class B	8	145
CBL & Associates Properties, Inc.	31	673
DDR Corp.	50	834
Federal Realty Investment Trust	4	415
General Growth Properties, Inc.	48	960
Kimco Realty Corporation	43	911
Kite Realty Group Trust	45	270
Macerich Company (The)	15	902
RioCan Real Estate Investment Trust (B)	15	360
Simon Property Group, Inc.	26	4,142
Tanger Factory Outlet Centers, Inc.	18	612
Taubman Centers, Inc.	7	511

		11,518

Specialized REITs – 23.0%
CubeSmart	32	518
Entertainment Properties Trust	3	146
HCP, Inc.	28	1,254
Health Care REIT, Inc.	21	1,394
Hersha Hospitality Trust	33	184
Host Hotels & Resorts, Inc.	59	997
LaSalle Hotel Properties	8	207
Plum Creek Timber Company, Inc.	3	117

COMMON STOCKS (Continued)	Shares	Value
Specialized REITs (Continued)
Public Storage, Inc.	14	$2,070
Rayonier Inc.	3	188
Sovran Self Storage, Inc.	7	460
Summit Hotel Properties, Inc.	43	402
Sunstone Hotel Investors, Inc. (A)	24	284
Ventas, Inc.	23	1,580

		9,801

Wireless Telecommunication Service – 1.5%
American Tower Corporation, Class A	5	381
SBA Communications Corporation (A)	4	274

		655

TOTAL COMMON STOCKS – 98.1%		$41,791
(Cost: $37,253)

PREFERRED STOCKS
Office REITs – 0.1%
Digital Realty Trust, Inc., 7.000%	2	49

Specialized REITs – 0.5%
Pebblebrook Hotel Trust, Series B, 8.000%	8	201

TOTAL PREFERRED STOCKS – 0.6%		$250
(Cost: $241)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (C)	$135	135

TOTAL SHORT-TERM SECURITIES – 0.3%		$135
(Cost: $135)

TOTAL INVESTMENT SECURITIES – 99.0%		$42,176
(Cost: $37,629)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		419

NET ASSETS – 100.0%		$42,595

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

2013	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS

Real Estate Securities (in thousands)	JUNE 30, 2013 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$41,791	$—	$—
Preferred Stocks	250	—	—
Short-Term Securities	—	135	—

Total	$42,041	$135	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

78	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Science and Technology	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	96.0%
Information Technology	61.0%
Health Care	20.2%
Industrials	5.9%
Telecommunication Services	3.1%
Consumer Discretionary	2.4%
Materials	2.3%
Consumer Staples	0.6%
Energy	0.5%
Warrants	0.0%
Bonds	0.3%
Corporate Debt Securities	0.3%
Cash and Cash Equivalents	3.7%

Country Weightings

North America	80.8%
United States	80.8%
Pacific Basin	8.1%
South Korea	3.5%
Other Pacific Basin	4.6%
Europe	3.9%
South America	1.6%
Bahamas/Caribbean	1.3%
Other	0.6%
Cash and Cash Equivalents	3.7%

Top 10 Equity Holdings

Company	Sector	Industry
Micron Technology, Inc.	Information Technology	Semiconductors
Cree, Inc.	Information Technology	Semiconductors
Aspen Technology, Inc.	Information Technology	Application Software
Alliance Data Systems Corporation	Information Technology	Data Processing & Outsourced Services
Vertex Pharmaceuticals Incorporated	Health Care	Biotechnology
Google Inc., Class A	Information Technology	Internet Software & Services
Acxiom Corporation	Information Technology	IT Consulting & Other Services
UnitedHealth Group Incorporated	Health Care	Managed Health Care
ACI Worldwide, Inc.	Information Technology	Application Software
Samsung Electronics Co., Ltd.	Information Technology	Semiconductors

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS

Science and Technology (in thousands) JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Agricultural Products – 0.6%
Darling International Inc. (A)	125	$2,338

Application Software – 9.0%
ACI Worldwide, Inc. (A)	286	13,307
Aspen Technology, Inc. (A)	759	21,858
Silver Spring Networks, Inc. (A)	88	2,192

		37,357

Biotechnology – 7.9%
ARIAD Pharmaceuticals, Inc. (A)	370	6,477
bluebird bio, Inc. (A)	36	891
Ironwood Pharmaceuticals, Inc., Class A (A)	122	1,211
Isis Pharmaceuticals, Inc. (A)	278	7,473
Vertex Pharmaceuticals Incorporated (A)	204	16,293

		32,345

Commodity Chemicals – 0.3%
BioAmber Inc. (A)	201	1,368

Communications Equipment – 1.0%
Cisco Systems, Inc.	168	4,072

Computer Hardware – 2.7%
Apple Inc.	28	11,090

Computer Storage & Peripherals – 1.0%
EMC Corporation	172	4,053

Construction & Engineering – 0.3%
Abengoa, S.A., Class B (B)	592	1,194

Consumer Electronics – 1.7%
Harman International Industries, Incorporated	129	7,008

Data Processing & Outsourced Services – 11.0%
Alliance Data Systems Corporation (A)	113	20,384
Euronet Worldwide, Inc. (A)	357	11,380
EVERTEC, Inc. (A)	148	3,241
QIWI plc, ADR	145	3,369
WNS (Holdings) Limited, ADR (A)	438	7,312

		45,686

Electronic Components – 1.0%
Universal Display Corporation (A)	147	4,132

Electronic Equipment & Instruments – 1.0%
Itron, Inc. (A)	99	4,201

Fertilizers & Agricultural Chemicals – 2.0%
Monsanto Company	83	8,210

COMMON STOCKS (Continued)	Shares	Value
Health Care Equipment – 2.4%
Boston Scientific Corporation (A)	638	$5,911
Volcano Corporation (A)	217	3,929

		9,840

Health Care Facilities – 2.7%
Tenet Healthcare Corporation (A)	245	11,309

Health Care Services – 0.4%
Fleury S.A. (B)	85	698
Fleury S.A. (B)(C)	131	1,076

		1,774

Health Care Technology – 1.9%
Cerner Corporation (A)	84	8,043

Industrial Machinery – 4.7%
ESCO Technologies Inc.	238	7,713
Pentair, Inc.	210	12,110

		19,823

Integrated Telecommunication Services – 3.1%
CenturyLink, Inc.	182	6,445
China Unicom Limited (B)	3,044	4,042
Windstream Corporation	285	2,199

		12,686

Internet Software & Services – 5.6%
21Vianet Group, Inc., ADR (A)	176	1,990
Facebook, Inc., Class A (A)	263	6,538
Google Inc., Class A (A)	17	14,702

		23,230

IT Consulting & Other Services – 5.6%
Acxiom Corporation (A)	618	14,012
iGATE Corporation (A)	427	7,011
SK C&C Co., Ltd. (B)	23	1,983

		23,006

Life Sciences Tools & Services – 1.0%
Agilent Technologies, Inc.	97	4,135

Managed Health Care – 3.9%
Odontoprev S.A. (B)	558	2,299
UnitedHealth Group Incorporated	214	14,006

		16,305

Movies & Entertainment – 0.7%
News Corporation Limited, Class A	92	2,999

Office Services & Supplies – 0.3%
CyrusOne Inc.	52	1,072

Oil & Gas Equipment & Services – 0.5%
Forum Energy Technologies, Inc. (A)	68	2,060

COMMON STOCKS (Continued)	Shares	Value
Research & Consulting Services – 0.6%
Qualicorp S.A. (A)(B)	79	$598
Qualicorp S.A. (A)(B)(C)	254	1,932

		2,530

Semiconductor Equipment – 1.3%
Nanometrics Incorporated (A)	145	2,121
Photronics, Inc. (A)	420	3,388

		5,509

Semiconductors – 21.2%
Cree, Inc. (A)	400	25,518
Cypress Semiconductor Corporation	397	4,264
Marvell Technology Group Ltd.	357	4,175
Micron Technology, Inc. (A)	2,210	31,668
Rambus Inc. (A)	310	2,659
Samsung Electronics Co., Ltd. (B)	11	12,338
Spansion Inc. (A)	141	1,769
Spreadtrum Communications, Inc., ADR	208	5,447

		87,838

Systems Software – 0.6%
Allot Communications Ltd. (A)	169	2,317

TOTAL COMMON STOCKS – 96.0%		$397,530
(Cost: $280,979)

WARRANTS

Commodity Chemicals – 0.0%
BioAmber Inc., Expires 5-9-17 (D)	201	$111

TOTAL WARRANTS – 0.0%		$111
(Cost: $24)

CORPORATE DEBT SECURITIES	Principal

Semiconductors – 0.3%
JinkoSolar Holding Co., Ltd., Convertible, 4.000%, 5-15-16 (C)	$2,230	1,337

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$1,337
(Cost: $2,197)

80	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Science and Technology (in thousands)	JUNE 30, 2013 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 2.7%
Prudential Funding LLC (GTD by Prudential Financial Inc.), 0.070%, 7-1-13 (E)	$2,983	$2,983
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.080%, 7-3-13 (E)	4,000	4,000
Total Capital Canada Ltd. (GTD by Total S.A.), 0.090%, 7-10-13 (E)	4,000	4,000

		10,983

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.4%
Toyota Motor Credit Corporation,
0.111%, 7-3-13 (F)	$1,652	$1,652

Municipal Obligations - Taxable – 1.3%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.050%, 7-1-13 (F)	5,461	5,461

SHORT-TERM SECURITIES (Continued)	Principal	Value
TOTAL SHORT-TERM SECURITIES – 4.4%		$18,096
(Cost: $18,096)

TOTAL INVESTMENT SECURITIES – 100.7%		$417,074
(Cost: $301,296)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7%)		(2,940)

NET ASSETS – 100.0%		$414,134

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the total value of these securities amounted to $4,345 or 1.0% of net assets.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the yield to maturity at June 30, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$397,530	$—	$—
Warrants	111	—	—
Corporate Debt Securities	—	1,337	—
Short-Term Securities	—	18,096	—
Total	$397,641	$19,433	$—

During the period ended June 30, 2013, securities totaling $16,381 were transferred from Level 2 to Level 1 due to lack of significant market movements following the close of local trading.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Country Diversification

(as a % of net assets)
United States	80.8%
South Korea	3.5%
China	2.8%
Switzerland	2.8%
India	1.8%
Brazil	1.6%
Bermuda	1.0%
Other Countries	2.0%
Other+	3.7%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	81

PORTFOLIO HIGHLIGHTS

Small Cap Growth	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	97.1%
Information Technology	26.4%
Industrials	21.6%
Consumer Discretionary	18.6%
Health Care	14.3%
Energy	8.1%
Financials	5.1%
Consumer Staples	3.0%
Cash and Cash Equivalents	2.9%

Top 10 Equity Holdings

Company	Sector
Portfolio Recovery Associates, Inc.	Industrials
Lithia Motors, Inc.	Consumer Discretionary
IPG Photonics Corporation	Information Technology
Targa Resources Corp.	Energy
Infolox Inc.	Information Technology
Huntington Ingalls Industries, Inc.	Industrials
Westinghouse Air Brake Technologies Corporation	Industrials
Salix Pharmaceuticals, Ltd.	Health Care
BroadSoft, Inc.	Information Technology
Bally Technologies, Inc.	Consumer Discretionary

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

82	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Small Cap Growth (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 2.4%
Huntington Ingalls Industries, Inc.	210	$11,847

Apparel Retail – 3.3%
Francesca’s Holdings Corporation (A)	162	4,508
Stage Stores, Inc.	199	4,677
Zumiez Inc. (A)	266	7,651

		16,836

Apparel, Accessories & Luxury Goods – 1.8%
Under Armour, Inc., Class A (A)	148	8,820

Application Software – 7.0%
BroadSoft, Inc. (A)	391	10,783
Synchronoss Technologies, Inc. (A)	202	6,223
Tyler Technologies, Inc. (A)	125	8,568
Ultimate Software Group, Inc. (The) (A)	75	8,777

		34,351

Asset Management & Custody Banks – 1.3%
WisdomTree Investment, Inc. (A)	581	6,724

Auto Parts & Equipment – 0.6%
Amerigon Incorporated (A)	162	3,014

Automotive Retail – 2.9%
Lithia Motors, Inc.	274	14,581

Biotechnology – 0.6%
Ironwood Pharmaceuticals, Inc., Class A (A)	256	2,550
PTC Therapeutics, Inc. (A)	25	369

		2,919

Brewers – 1.1%
Boston Beer Company, Inc. (The), Class A (A)	32	5,544

Broadcasting – 1.6%
LIN TV Corp., Class A (A)	172	2,639
Nexstar Broadcasting Group, Inc. (A)	74	2,625
Sinclair Broadcast Group, Inc. (A)	88	2,573

		7,837

Building Products – 1.2%
A. O. Smith Corporation	160	5,810

Casinos & Gaming – 2.2%
Bally Technologies, Inc. (A)	191	10,751

Communications Equipment – 2.0%
Aruba Networks, Inc. (A)	310	4,768
Finisar Corporation (A)	152	2,580
JDS Uniphase Corporation (A)	171	2,452

		9,800

COMMON STOCKS (Continued)	Shares	Value

Construction & Farm Machinery & Heavy Trucks – 5.6%
Manitowoc Company, Inc. (The)	424	$7,602
Wabash National Corporation (A)	830	8,450
Westinghouse Air Brake Technologies Corporation	220	11,751

		27,803

Consumer Electronics – 1.8%
Harman International Industries, Incorporated	165	8,934

Consumer Finance – 1.5%
First Cash Financial Services, Inc. (A)	153	7,529

Data Processing & Outsourced Services – 0.8%
Echo Global Logisitics, Inc. (A)	214	4,178

Diversified Support Services – 3.8%
Portfolio Recovery Associates, Inc. (A)	125	19,155

Electronic Components – 1.2%
InvenSense, Inc. (A)	404	6,213

Electronic Equipment & Instruments – 1.7%
OSI Systems, Inc. (A)	131	8,464

Electronic Manufacturing Services – 3.8%
IPG Photonics Corporation	210	12,770
Sanmina-SCI Corporation (A)	437	6,266

		19,036

Food Retail – 0.8%
Fresh Market, Inc. (The) (A)	80	3,987

Health Care Equipment – 3.5%
Cyberonics, Inc. (A)	188	9,792
Heartware International, Inc. (A)	37	3,520
Volcano Corporation (A)	224	4,056

		17,368

Health Care Facilities – 3.6%
Community Health Systems, Inc.	136	6,399
Hanger Orthopedic Group, Inc. (A)	245	7,763
Vanguard Health Systems, Inc. (A)	200	4,150

		18,312

Health Care Services – 1.2%
Air Methods Corporation	172	5,844

Health Care Supplies – 2.1%
Align Technology, Inc. (A)	182	6,738
Vascular Solutions, Inc. (A)	243	3,576

		10,314

COMMON STOCKS (Continued)	Shares	Value

Homefurnishing Retail – 1.3%
Select Comfort Corporation (A)	253	$6,343

Human Resource & Employment Services –1.3%
WageWorks, Inc. (A)	186	6,403

Industrial Machinery – 4.4%
Chart Industries, Inc. (A)	76	7,135
Nordson Corporation	85	5,890
Proto Labs, Inc. (A)	136	8,804

		21,829

Internet Software & Services – 4.0%
Demandware, Inc. (A)	217	9,222
Move, Inc. (A)	254	3,257
OpenTable, Inc. (A)	117	7,454

		19,933

Investment Banking & Brokerage – 0.7%
Greenhill & Co., Inc.	80	3,642

IT Consulting & Other Services – 0.7%
ServiceSource International, LLC (A)	401	3,734

Leisure Products – 1.2%
Arctic Cat Inc.	132	5,919

Oil & Gas Equipment & Services – 5.6%
Core Laboratories N.V.	27	4,140
Dril-Quip, Inc. (A)	96	8,640
Forum Energy Technologies, Inc. (A)	299	9,091
Superior Energy Services, Inc. (A)	233	6,043

		27,914

Oil & Gas Storage & Transportation – 2.5%
Targa Resources Corp.	197	12,659

Packaged Foods & Meats – 1.1%
Pinnacle Foods Inc.	95	2,285
WhiteWave Foods Company (The), Class A (A)	204	3,322

		5,607

Pharmaceuticals – 3.3%
Akorn, Inc. (A)	400	5,404
Salix Pharmaceuticals, Ltd. (A)	170	11,234

		16,638

Regional Banks – 1.6%
Signature Bank (A)	30	2,498
UMB Financial Corporation	94	5,255

		7,753

2013	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS

Small Cap Growth (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Restaurants – 1.9%
DineEquity, Inc.	50	$3,428
Noodles & Company, Class A (A)	15	551
Panera Bread Company, Class A (A)	30	5,597

		9,576

Semiconductors – 1.6%
NeoPhotonics Corporation (A)	296	2,576
Semtech Corporation (A)	152	5,325

		7,901

Systems Software – 3.6%
Infolox Inc. (A)	412	12,054
MICROS Systems, Inc. (A)	117	5,040
Tableau Software, Inc., Class A (A)	12	658

		17,752

COMMON STOCKS (Continued)	Shares	Value

Trading Companies & Distributors – 1.5%
Beacon Roofing Supply, Inc. (A)	201	$7,599

Trucking – 1.4%
Swift Transportation Company (A)	425	7,031

TOTAL COMMON STOCKS – 97.1%		$484,204
(Cost: $396,031)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.5%
Mondelez International, Inc., 0.150%, 7-1-13 (B)	$4,301	4,301
Praxair, Inc., 0.050%, 7-2-13 (B)	3,000	3,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Total Capital Canada Ltd. (GTD by Total S.A.), 0.070%, 7-3-13 (B)	$5,000	$5,000

		12,301

Master Note – 0.7%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (C)	3,661	3,661

TOTAL SHORT-TERM SECURITIES – 3.2%		$15,962
(Cost: $15,962)

TOTAL INVESTMENT SECURITIES – 100.3%		$500,166
(Cost: $411,993)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(1,320)

NET ASSETS – 100.0%		$498,846

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$484,204	$—	$—
Short-Term Securities	—	15,962	—

Total	$484,204	$15,962	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

84	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Small Cap Value	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	92.0%
Consumer Discretionary	23.8%
Financials	21.8%
Energy	11.7%
Industrials	10.8%
Information Technology	7.7%
Materials	7.3%
Health Care	4.7%
Utilities	3.5%
Consumer Staples	0.7%
Cash and Cash Equivalents	8.0%

Top 10 Equity Holdings

Company	Sector
Visteon Corporation	Consumer Discretionary
Nexstar Broadcasting Group, Inc.	Consumer Discretionary
Argo Group International Holdings, Ltd.	Financials
Cinemark Holdings, Inc.	Consumer Discretionary
Dana Holding Corporation	Consumer Discretionary
Reinsurance Group of America, Incorporated	Financials
McDermott International, Inc.	Energy
Atlas Pipeline Partners, L.P.	Energy
HealthSouth Corporation	Health Care
Teradyne, Inc.	Information Technology

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS

Small Cap Value (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 1.8%
Triumph Group, Inc.	61	$4,852

Apparel Retail – 4.5%
AnnTaylor Stores Corporation (A)	105	3,486
Express, Inc. (A)	166	3,481
Stage Stores, Inc.	237	5,560

		12,527

Apparel, Accessories & Luxury Goods – 0.7%
Jones Apparel Group, Inc.	141	1,940

Application Software – 1.4%
Synchronoss Technologies, Inc. (A)	121	3,732

Auto Parts & Equipment – 5.4%
Dana Holding Corporation	351	6,751
Visteon Corporation (A)	129	8,167

		14,918

Broadcasting – 6.1%
Entercom Communications Corp. (A)	389	3,674
Nexstar Broadcasting Group, Inc. (A)	229	8,114
Sinclair Broadcast Group, Inc. (A)	166	4,880

		16,668

Construction & Engineering – 2.1%
Foster Wheeler Ltd. (A)	266	5,781

Construction & Farm Machinery & Heavy Trucks – 3.1%
Manitowoc Company, Inc. (The)	290	5,188
Terex Corporation (A)	128	3,377

		8,565

Data Processing & Outsourced Services – 0.6%
CoreLogic, Inc. (A)	69	1,592

Electric Utilities – 1.5%
Great Plains Energy Incorporated	186	4,181

Forest Products – 0.7%
Boise Cascade Company (A)	81	2,053

Gas Utilities – 2.0%
Southwest Gas Corporation	117	5,462

Health Care Facilities – 4.7%
Community Health Systems, Inc.	96	4,496
HealthSouth Corporation (A)	216	6,229
LifePoint Hospitals, Inc. (A)	47	2,315

		13,040

COMMON STOCKS (Continued)	Shares	Value
Homebuilding – 2.0%
M.D.C. Holdings, Inc.	103	$3,338
Tri Pointe Homes, LLC (A)	129	2,136

		5,474

Metal & Glass Containers – 1.2%
Owens-Illinois, Inc. (A)	116	3,235

Movies & Entertainment – 2.5%
Cinemark Holdings, Inc.	247	6,899

Office REITs – 2.1%
Corporate Office Properties Trust	20	502
Lexington Corporation Properties Trust	461	5,390

		5,892

Oil & Gas Equipment & Services – 6.0%
Basic Energy Services, Inc. (A)	155	1,874
GulfMark Offshore, Inc.	121	5,465
Key Energy Services, Inc. (A)	474	2,821
McDermott International, Inc. (A)	781	6,390

		16,550

Oil & Gas Exploration & Production – 3.4%
Berry Petroleum Company	114	4,811
LinnCo LLC	44	1,644
Petroleum Development Corporation (A)	57	2,919

		9,374

Oil & Gas Storage & Transportation – 2.3%
Atlas Pipeline Partners, L.P.	164	6,259

Paper Packaging – 2.2%
Boise Inc.	682	5,826

Personal Products – 0.7%
Inter Parfums, Inc.	66	1,885

Property & Casualty Insurance – 2.7%
Argo Group International Holdings, Ltd.	177	7,517

Publishing – 2.6%
E. W. Scripps Company (The) (A)	253	3,945
Valassis Communications, Inc.	127	3,113

		7,058

Real Estate Operating Companies – 1.7%
Forest City Enterprises, Inc., Class A (A)	256	4,583

Regional Banks – 6.3%
Bank of Marin Bancorp	52	2,072
First Horizon National Corporation	459	5,146
First Niagara Financial Group, Inc.	573	5,771
Zions Bancorporation	153	4,422

		17,411

COMMON STOCKS (Continued)	Shares	Value
Reinsurance – 4.5%
Endurance Specialty Holdings Ltd.	113	$5,819
Reinsurance Group of America, Incorporated	94	6,476

		12,295

Semiconductor Equipment – 2.1%
Teradyne, Inc. (A)	335	5,893

Semiconductors – 2.9%
Freescale Semiconductor, Inc. (A)	312	4,222
Spansion Inc. (A)	324	4,055

		8,277

Specialized REITs – 1.1%
Strategic Hotels & Resorts, Inc. (A)	357	3,162

Specialty Chemicals – 1.5%
Cytec Industries Inc.	58	4,249

Steel – 1.7%
SunCoke Energy Partners, L.P.	213	4,696

Technology Distributors – 0.7%
Insight Enterprises, Inc. (A)	103	1,833

Thrifts & Mortgage Finance – 2.0%
Capitol Federal Financial	444	5,391

Trucking – 3.8%
Con-way Inc.	27	1,048
Marten Transport, Ltd.	271	4,252
Saia, Inc. (A)	175	5,247

		10,547

TOTAL COMMON STOCKS – 90.6%		$249,617
(Cost: $218,587)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.4%
THL Credit, Inc.	249	3,787

TOTAL INVESTMENT FUNDS – 1.4%		$3,787
(Cost: $3,255)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 7.8%
Exxon Mobil Corporation,
0.050%, 7-24-13 (B)	$1,000	1,000

86	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Small Cap Value (in thousands)	JUNE 30, 2013 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
General Mills, Inc.,
0.170%, 7-15-13 (B)	$5,000	$5,000
Prudential Funding LLC (GTD by Prudential Financial Inc.),
0.070%, 7-1-13 (B)	3,463	3,463
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.080%, 7-3-13 (B)	8,000	7,999
Total Capital Canada Ltd. (GTD by Total S.A.),
0.090%, 7-10-13 (B)	4,000	4,000

		21,462

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.6%
Toyota Motor Credit Corporation,
0.111%, 7-3-13 (C)	$1,743	$1,743

Municipal Obligations – Taxable – 2.5%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.),
0.070%, 7-7-13 (C)	1,630	1,630
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.070%, 7-7-13 (C)	5,183	5,183

		6,813

SHORT-TERM SECURITIES (Continued)	Value

TOTAL SHORT-TERM SECURITIES – 10.9%	$30,018
(Cost: $30,019)

TOTAL INVESTMENT SECURITIES – 102.9%	$283,422
(Cost: $251,861)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.9%)	(7,923)

NET ASSETS – 100.0%	$275,499

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$249,617	$—	$—
Investment Funds	3,787	—	—
Short-Term Securities	—	30,018	—
Total	$253,404	$30,018	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	87

PORTFOLIO HIGHLIGHTS

Value	ALL DATA IS AS OF JUNE 30, 2013 (UNAUDITED)

Asset Allocation

Stocks	96.0%
Energy	26.7%
Financials	24.1%
Health Care	18.2%
Consumer Discretionary	10.7%
Information Technology	7.0%
Materials	3.9%
Consumer Staples	2.7%
Industrials	2.7%
Cash and Cash Equivalents	4.0%

Top 10 Equity Holdings

Company	Sector
JPMorgan Chase & Co.	Financials
Access Midstream Partners, L.P.	Energy
Citigroup Inc.	Financials
Target Corporation	Consumer Discretionary
Time Warner Cable Inc.	Consumer Discretionary
Aetna Inc.	Health Care
Capital One Financial Corporation	Financials
ACE Limited	Financials
Xerox Corporation	Information Technology
Teva Pharmaceutical Industries Limited, ADR	Health Care

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

88	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Value (in thousands)	JUNE 30, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 0.7%
General Dynamics Corporation	29	$2,287

Biotechnology – 1.7%
Amgen Inc.	60	5,929

Cable & Satellite – 3.5%
Time Warner Cable Inc.	107	12,024

Consumer Finance – 3.4%
Capital One Financial Corporation	187	11,771

Department Stores – 1.9%
Macy’s Inc.	137	6,566

Diversified Chemicals – 2.5%
Dow Chemical Company (The)	261	8,383

Drug Retail – 2.7%
CVS Caremark Corporation	165	9,412

Fertilizers & Agricultural Chemicals – 1.4%
Mosaic Company (The)	92	4,967

General Merchandise Stores – 3.5%
Target Corporation	179	12,306

Health Care Distributors – 1.9%
McKesson Corporation	58	6,630

Health Care Facilities – 2.5%
HCA Holdings, Inc.	239	8,629

Home Improvement Retail – 1.8%
Lowe’s Companies, Inc.	151	6,184

Industrial Machinery – 2.0%
Parker Hannifin Corporation	75	7,146

Integrated Oil & Gas – 2.8%
Occidental Petroleum Corporation	108	9,601

Investment Banking & Brokerage – 2.7%
Goldman Sachs Group, Inc. (The)	62	9,347

COMMON STOCKS (Continued)	Shares	Value
Life & Health Insurance – 2.6%
MetLife, Inc.	194	$8,864

Managed Health Care – 8.6%
Aetna Inc.	188	11,965
UnitedHealth Group Incorporated	151	9,907
WellPoint, Inc.	96	7,889

		29,761

Office Electronics – 3.2%
Xerox Corporation	1,195	10,834

Oil & Gas Exploration & Production – 4.0%
Berry Petroleum Company	207	8,776
Linn Energy, LLC	96	3,169
LinnCo LLC	54	2,013

		13,958

Oil & Gas Refining & Marketing – 5.0%
Marathon Petroleum Corporation (B)	132	9,373
Phillips 66 (B)	134	7,876

		17,249

Oil & Gas Storage & Transpor tation – 14.9%
Access Midstream Partners, L.P.	298	14,191
Atlas Pipeline Partners, L.P.	157	5,984
Kinder Morgan Management, LLC (A)	73	6,121
MarkWest Energy Partners, L.P.	133	8,911
Plains All American Pipeline, L.P.	125	6,960
Regency Energy Partners LP	334	9,013

		51,180

Other Diversified Financial Services – 8.7%
Citigroup Inc.	287	13,767
JPMorgan Chase & Co.	317	16,745

		30,512

Pharmaceuticals – 3.5%
Shire Pharmaceuticals Group plc, ADR	17	1,626
Teva Pharmaceutical Industries Limited, ADR (B)	268	10,518

		12,144

COMMON STOCKS (Continued)	Shares	Value
Property & Casualty Insurance – 3.3%
ACE Limited	128	$11,480

Regional Banks – 1.5%
SunTrust Banks, Inc.	160	5,045

Reinsurance – 1.9%
RenaissanceRe Holdings Ltd.	75	6,483

Semiconductor Equipment – 2.0%
Lam Research Corporation (A)	155	6,851

Systems Software – 1.8%
Oracle Corporation	208	6,396

TOTAL COMMON STOCKS – 96.0%		$331,939
(Cost: $272,904)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.6%
Prudential Funding LLC (GTD by Prudential Financial Inc.), 0.070%, 7-1-13 (C)	$3,120	3,120
Total Capital Canada Ltd. (GTD by Total S.A.), 0.090%, 7-10-13 (C)	6,000	6,000

		9,120

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.111%, 7-3-13 (D)	1,698	1,698

TOTAL SHORT-TERM SECURITIES – 3.1%		$10,818
(Cost: $10,818)

TOTAL INVESTMENT SECURITIES – 99.1%		$342,757
(Cost: $283,722)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		3,221

NET ASSETS – 100.0%		$345,978

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at June 30, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013. Date shown represents the date that the variable rate resets.

2013	SEMIANNUAL REPORT	89

SCHEDULE OF INVESTMENTS

Value (in thousands)	JUNE 30, 2013 (UNAUDITED)

The following written options were outstanding at June 30, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Atlas Pipeline Partners, L.P.	Citibank N.A.	Put	459	August 2013	$37.00	$57	$(61)
HollyFrontier Corporation	N/A	Put	209	September 2013	42.00	57	(56)
Marathon Petroleum Corporation	N/A	Call	203	July 2013	97.50	18	(1)
	N/A	Call	203	July 2013	100.00	35	(1)
Mosaic Company	N/A	Put	429	July 2013	55.00	28	(92)
	N/A	Put	346	September 2013	50.00	28	(51)
Phillips 66	N/A	Call	514	August 2013	80.00	49	(4)
Shire Pharmaceuticals Group plc, ADR	N/A	Put	150	July 2013	90.00	24	(8)
Teva Pharmaceutical Industries Limited, ADR	N/A	Call	357	August 2013	40.00	15	(22)

						$311	$(296)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$331,939	$—	$—
Short-Term Securities	—	10,818	—
Total	$331,939	$10,818	$—
Liabilities
Written Options	$235	$61	$—

As of June 30, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

90	SEMIANNUAL REPORT	2013

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2013 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate		Pathfinder Moderately Aggressive	Pathfinder Moderately Conservative		Asset Strategy(1)		Balanced
ASSETS
Investments in unaffiliated securities at market value+	$523		$575		$678		$497	$816		$1,265,698		$374,405
Investments in affiliated securities at market value+	72,122		108,117		819,094		957,992	256,486		—		—
Bullion at market value+	—		—		—		—	—		115,749		—
Investments at Market Value	72,645		108,692		819,772		958,489	257,302		1,381,447		374,405
Cash	1		1		1		1	1		7,848		1
Cash denominated in foreign currencies at market value+	—		—		—		—	—		2,317		—
Restricted cash+	—		—		—		—	—		2,159		—
Investment securities sold receivable	76		—		—		102	—		21,616		—
Dividends and interest receivable	—	*	—	*	—	*	1	—	*	5,668		1,134
Capital shares sold receivable	—	*	954		1,553		2	315		783		122
Unrealized appreciation on forward foreign currency contracts	—		—		—		—	—		2,435		—
Prepaid and other assets	—		—		—		—	—		—	*	—
Total Assets	72,722		109,647		821,326		958,595	257,618		1,424,273		375,662

LIABILITIES
Investment securities purchased payable	—		—		79		—	217		26,464		401
Capital shares redeemed payable	59		828		53		495	5		936		110
Trustees and Chief Compliance Officer fees payable	4		3		22		27	8		105		67
Service fee payable	—		—		—		—	—		29		8
Shareholder servicing payable	—	*	—	*	1		1	—	*	2		—	*
Investment management fee payable	—		—		—		—	—		78		22
Accounting services fee payable	2		3		12		13	5		21		10
Variation margin payable	—		—		—		—	—		917		—
Written options at market value+	—		—		—		—	—		3,128		—
Other liabilities	1		2		8		9	3		409		6
Total Liabilities	66		836		175		545	238		32,089		624
Total Net Assets	$72,656		$108,811		$821,151		$958,050	$257,380		$1,392,184		$375,038

NET ASSETS
Capital paid in (shares authorized – unlimited)	$67,062		$100,633		$735,481		$852,544	$234,227		$1,051,936		$275,746
Undistributed net investment income	752		1,316		9,684		11,408	2,970		9,581		1,769
Accumulated net realized gain	2,784		3,013		23,026		28,328	6,981		92,923		22,706
Net unrealized appreciation	2,058		3,849		52,960		65,770	13,202		237,744		74,817
Total Net Assets	$72,656		$108,811		$821,151		$958,050	$257,380		$1,392,184		$375,038

CAPITAL SHARES OUTSTANDING	14,305		20,673		151,560		172,655	47,511		126,520		40,780

NET ASSET VALUE PER SHARE	$5.08		$5.26		$5.42		$5.55	$5.42		$11.00		$9.20

+COST
Investments in unaffiliated securities at cost	$523		$575		$678		$497	$816		$1,039,144		$299,588
Investments in affiliated securities at cost	70,064		104,268		766,134		892,222	243,284		—		—
Bullion at cost	—		—		—		—	—		105,614		—
Cash denominated in foreign currencies at cost	—		—		—		—	—		2,317		—
Written options premiums received at cost	—		—		—		—	—		2,886		—

*	Not shown due to rounding.

(1)	Consolidated Statement of Assets and Liabilities (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	91

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2013 (UNAUDITED)

(In thousands, except per share amounts)	Bond		Core Equity		Dividend Opportunities	Energy	Global Bond		Global Natural Resources	Growth
ASSETS
Investments in unaffiliated securities at market value+	$319,531		$422,581		$416,077	$78,304	$14,204		$165,695	$1,046,605
Investments at Market Value	319,531		422,581		416,077	78,304	14,204		165,695	1,046,605
Cash	1		1		1	1	1		1	1
Investment securities sold receivable	—		3,594		—	—	4		23	8,083
Dividends and interest receivable	3,009		497		739	59	151		301	807
Capital shares sold receivable	236		172		50	132	3		152	42
Unrealized appreciation on forward foreign currency contracts	—		—		—	—	5		391	—
Variation margin receivable	—		—		—	—	—		119	—
Prepaid and other assets	—	*	—		—	—	—		—	1
Total Assets	322,777		426,845		416,867	78,496	14,368		166,682	1,055,539

LIABILITIES
Investment securities purchased payable	—		1,486		—	—	109		30	5,878
Capital shares redeemed payable	692		476		130	6	1		105	694
Trustees and Chief Compliance Officer fees payable	64		127		18	3	—	*	13	189
Service fee payable	7		9		9	2	—	*	3	21
Shareholder servicing payable	1		—	*	1	— *	—	*	1	1
Investment management fee payable	12		23		24	6	—		14	58
Accounting services fee payable	9		10		10	4	1		5	21
Unrealized depreciation on forward foreign currency contracts	—		—		—	—	—	*	16	—
Variation margin payable	—		—		—	—	—		34	—
Other liabilities	9		8		6	2	4		13	13
Total Liabilities	794		2,139		198	23	115		234	6,875
Total Net Assets	$321,983		$424,706		$416,669	$78,473	$14,253		$166,448	$1,048,664

NET ASSETS
Capital paid in (shares authorized – unlimited)	$303,566		$308,680		$327,213	$72,967	$14,411		$200,875	$793,524
Undistributed (distributions in excess of) net investment income	5,956		1,005		2,479	(102)	151		(459)	858
Accumulated net realized gain (loss)	11,564		39,742		8,714	(5,372)	(48)		(20,184)	70,148
Net unrealized appreciation (depreciation)	897		75,279		78,263	10,980	(261)		(13,784)	184,134
Total Net Assets	$321,983		$424,706		$416,669	$78,473	$14,253		$166,448	$1,048,664

CAPITAL SHARES OUTSTANDING	58,948		33,630		53,487	11,951	2,846		33,880	97,833

NET ASSET VALUE PER SHARE	$5.46		$12.63		$7.79	$6.57	$5.01		$4.91	$10.72

+COST
Investments in unaffiliated securities at cost	$318,634		$347,302		$337,814	$67,324	$14,470		$179,937	$862,471

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

92	SEMIANNUAL REPORT	2013

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2013 (UNAUDITED)

(In thousands, except per share amounts)	High Income	International Core Equity	International Growth	Limited- Term Bond		Micro Cap Growth		Mid Cap Growth		Money Market
ASSETS
Investments in unaffiliated securities at market value+	$531,027	$650,295	$490,566	$168,644		$60,824		$338,390		$413,929
Investments at Market Value	531,027	650,295	490,566	168,644		60,824		338,390		413,929
Cash	265	1	8,065	2		1		1		1
Cash denominated in foreign currencies at market value+	5	1	—	—		—		—		—
Restricted cash+	—	—	1,586	—		—		—		—
Investment securities sold receivable	14,154	—	1,221	—		—		1,768		—
Dividends and interest receivable	9,098	3,293	1,232	1,146		3		112		340
Capital shares sold receivable	7,117	99	113	143		80		2,646		2,237
Receivable from affiliates	—	—	—	—		—		116		392
Unrealized appreciation on forward foreign currency contracts	103	3,176	4,767	—		—		—		—
Prepaid and other assets	1	—	—	—		—		—		1
Total Assets	561,770	656,865	507,550	169,935		60,908		343,033		416,900

LIABILITIES
Investment securities purchased payable	27,071	—	—	—		563		726		—
Capital shares redeemed payable	380	134	66	1		17		224		143
Distributions payable	—	—	—	—		—		—		1
Trustees and Chief Compliance Officer fees payable	35	57	42	5		5		9		23
Service fee payable	11	14	11	3		1		7		—
Shareholder servicing payable	1	1	1	—	*	—	*	—	*	—	*
Investment management fee payable	25	46	34	7		5		23		13
Accounting services fee payable	12	13	11	5		4		8		9
Written options at market value+	—	—	—	—		—		108		—
Other liabilities	72	124	23	3		3		6		5
Total Liabilities	27,607	389	188	24		598		1,111		194
Total Net Assets	$534,163	$656,476	$507,362	$169,911		$60,310		$341,922		$416,706

NET ASSETS
Capital paid in (shares authorized – unlimited)	$505,996	$618,887	$470,302	$169,074		$40,517		$284,312		$416,714
Undistributed (distributions in excess of) net investment income	18,420	6,073	3,977	847		(361)		(712)		—
Accumulated net realized gain (loss)	672	2,993	(7,453)	548		3,045		5,422		(8)
Net unrealized appreciation (depreciation)	9,075	28,523	40,536	(558)		17,109		52,900		—
Total Net Assets	$534,163	$656,476	$507,362	$169,911		$60,310		$341,922		$416,706

CAPITAL SHARES OUTSTANDING	142,083	39,572	60,517	35,002		2,384		37,536		416,717

NET ASSET VALUE PER SHARE	$3.76	$16.59	$8.38	$4.85		$25.30		$9.11		$1.00

+COST
Investments in unaffiliated securities at cost	$522,043	$624,887	$454,886	$169,202		$43,715		$285,493		$413,929
Cash denominated in foreign currencies at cost	5	1	—	—		—		—		—
Written options premiums received at cost	—	—	—	—		—		112		—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	93

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2013 (UNAUDITED)

(In thousands, except per share amounts)	Real Estate Securities		Science and Technology	Small Cap Growth		Small Cap Value		Value
ASSETS
Investments in unaffiliated securities at market value+	$42,176		$417,074	$500,166		$283,422		$342,757
Investments at Market Value	42,176		417,074	500,166		283,422		342,757
Cash	1		1	1		1		1
Investment securities sold receivable	286		—	3,245		26		4,130
Dividends and interest receivable	133		201	17		140		389
Capital shares sold receivable	104		644	153		94		186
Total Assets	42,700		417,920	503,582		283,683		347,463

LIABILITIES
Investment securities purchased payable	78		3,497	4,388		8,077		913
Capital shares redeemed payable	12		181	206		48		196
Trustees and Chief Compliance Officer fees payable	4		54	78		21		40
Service fee payable	1		8	10		6		7
Shareholder servicing payable	—	*	1	—	*	—	*	—	*
Investment management fee payable	3		28	34		19		20
Accounting services fee payable	2		10	11		8		8
Written options at market value+	—		—	—		—		296
Other liabilities	5		7	9		5		5
Total Liabilities	105		3,786	4,736		8,184		1,485
Total Net Assets	$42,595		$414,134	$498,846		$275,499		$345,978

NET ASSETS
Capital paid in (shares authorized – unlimited)	$36,558		$272,754	$391,434		$218,363		$265,387
Undistributed (distributions in excess of) net investment income	431		(911)	(2,116)		(1,797)		4,630
Accumulated net realized gain	1,060		26,496	21,355		27,372		16,911
Net unrealized appreciation	4,546		115,795	88,173		31,561		59,050
Total Net Assets	$42,595		$414,134	$498,846		$275,499		$345,978

CAPITAL SHARES OUTSTANDING	5,232		20,042	44,677		15,951		50,854

NET ASSET VALUE PER SHARE	$8.14		$20.66	$11.17		$17.27		$6.80

+COST
Investments in unaffiliated securities at cost	$37,629		$301,296	$411,993		$251,861		$283,722
Written options premiums received at cost	—		—	—		—		311

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

94	SEMIANNUAL REPORT	2013

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

(In thousands)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate	Pathfinder Moderately Aggressive	Pathfinder Moderately Conservative	Asset Strategy(1)	Balanced
INVESTMENT INCOME
Dividends from unaffiliated securities	$—		$—		$—	$—	$—	$11,501	$2,136
Dividends from affiliated securities	787		1,359		9,855	11,591	3,042	—	—
Foreign dividend withholding tax	—		—		—	—	—	(476)	(29)
Interest and amortization from unaffiliated securities	—	*	1		1	1	1	4,328	1,599
Foreign interest withholding tax	—		—		—	—	—	— *	—
Total Investment Income	787		1,360		9,856	11,592	3,043	15,353	3,706

EXPENSES
Investment management fee	—		—		—	—	—	4,773	1,293
Service fee	—		—		—	—	—	1,741	461
Shareholder servicing	—	*	—	*	3	3	1	6	1
Custodian fees	1		2		1	1	1	50	4
Trustees and Chief Compliance Officer fees	3		3		23	28	8	50	18
Accounting services fee	13		18		70	77	28	124	60
Professional fees	12		13		22	24	15	101	23
Other	2		4		28	32	12	17	13
Total Expenses	31		40		147	165	65	6,862	1,873
Less:
Expenses in excess of limit	—		—		—	—	—	(50)	—
Total Net Expenses	31		40		147	165	65	6,812	1,873
Net Investment Income	756		1,320		9,709	11,427	2,978	8,541	1,833

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—		—		—	—	—	130,170	22,779
Investments in affiliated securities	720		871		4,076	4,969	1,419	—	—
Distributions of realized capital gains from affiliated securities	2,066		2,144		18,973	23,380	5,566	—	—
Futures contracts	—		—		—	—	—	(428)	—
Written options	—		—		—	—	—	3,443	—
Forward foreign currency contracts	—		—		—	—	—	(3,677)	—
Foreign currency exchange transactions	—		—		—	—	—	(98)	(1)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—		—		—	—	—	(87,157)	6,219
Investments in affiliated securities	2,314		661		16,780	28,036	3,611	—	—
Futures contracts	—		—		—	—	—	(1,077)	—
Written options	—		—		—	—	—	(533)	—
Forward foreign currency contracts	—		—		—	—	—	3,799	—
Foreign currency exchange transactions	—		—		—	—	—	(61)	—
Net Realized and Unrealized Gain	5,100		3,676		39,829	56,385	10,596	44,381	28,997
Net Increase in Net Assets Resulting from Operations	$5,856		$4,996		$49,538	$67,812	$13,574	$52,922	$30,830

*	Not shown due to rounding.

(1)	Consolidated Statement of Operations (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	95

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

(In thousands)	Bond	Core Equity	Dividend Opportunities	Energy		Global Bond	Global Natural Resources	Growth
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$3,201	$4,230	$366		$16	$1,250	$6,172
Foreign dividend withholding tax	—	(78)	(50)	(7)		(1)	(61)	(112)
Interest and amortization from unaffiliated securities	7,977	3	10	2		190	6	19
Total Investment Income	7,977	3,126	4,190	361		205	1,195	6,079

EXPENSES
Investment management fee	1,191	1,458	1,456	320		39	893	3,640
Service fee	627	521	520	94		16	223	1,305
Shareholder servicing	2	1	2	—	*	— *	1	3
Custodian fees	5	5	4	2		4	19	8
Trustees and Chief Compliance Officer fees	22	28	13	2		— *	7	52
Accounting services fee	66	62	62	22		6	33	124
Professional fees	30	21	19	14		22	29	29
Other	17	15	12	20		1	16	40
Total Expenses	1,960	2,111	2,088	474		88	1,221	5,201
Less:
Expenses in excess of limit	—	(104)	—	—		(40)	—	(148)
Total Net Expenses	1,960	2,007	2,088	474		48	1,221	5,053
Net Investment Income (Loss)	6,017	1,119	2,102	(113)		157	(26)	1,026

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	12,005	39,801	8,736	(6)		(49)	(1,072)	70,259
Futures contracts	—	—	—	—		—	(2,024)	—
Forward foreign currency contracts	—	—	—	—		—	1,045	—
Foreign currency exchange transactions	—	(2)	—	—	*	— *	(15)	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(29,272)	3,537	34,259	8,056		(306)	(2,360)	24,475
Futures contracts	—	—	—	—		—	83	—
Forward foreign currency contracts	—	—	—	—		7	430	—
Foreign currency exchange transactions	—	1	—	—	*	(2)	(5)	—
Net Realized and Unrealized Gain (Loss)	(17,267)	43,337	42,995	8,050		(350)	(3,918)	94,734
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,250)	$44,456	$45,097	$7,937		$(193)	$(3,944)	$95,760

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

96	SEMIANNUAL REPORT	2013

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

(In thousands)	High Income	International Core Equity	International Growth	Limited- Term Bond	Micro Cap Growth		Mid Cap Growth	Money Market
INVESTMENT INCOME
Dividends from unaffiliated securities	$87	$13,359	$8,491	$—	$16		$980	$—
Foreign dividend withholding tax	—	(1,296)	(874)	—	—		(2)	—
Interest and amortization from unaffiliated securities	20,650	18	25	1,414	1		9	329
Foreign interest withholding tax	—	—	— *	—	—		—	—
Total Investment Income	20,737	12,081	7,642	1,414	17		987	329

EXPENSES
Investment management fee	1,624	2,751	2,134	328	259		1,309	510
Service fee	651	809	627	164	68		385	—
Shareholder servicing	2	2	2	— *	—	*	1	1
Custodian fees	6	47	48	3	4		6	4
Trustees and Chief Compliance Officer fees	18	24	18	4	2		9	10
Accounting services fee	71	80	66	31	20		47	45
Professional fees	35	30	28	23	17		18	16
Other	26	31	48	5	3		16	10
Total Expenses	2,433	3,774	2,971	558	373		1,791	596
Less:
Expenses in excess of limit	(122)	—	(75)	—	—		(99)	(292)
Total Net Expenses	2,311	3,774	2,896	558	373		1,692	304
Net Investment Income (Loss)	18,426	8,307	4,746	856	(356)		(705)	25

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	7,958	27,782	(3,751)	550	3,047		5,614	—	*
Written options	—	—	—	—	—		443	—
Forward foreign currency contracts	(134)	2,085	(1,938)	—	—		—	—
Foreign currency exchange transactions	6	(87)	(11)	—	—		— *	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(7,238)	(8,994)	5,966	(3,283)	9,550		23,113	—
Written options	—	—	—	—	—		(1)	—
Forward foreign currency contracts	173	1,664	3,457	—	—		—	—
Foreign currency exchange transactions	(20)	(22)	108	—	—		— *	—
Net Realized and Unrealized Gain (Loss)	745	22,428	3,831	(2,733)	12,597		29,169	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,171	$30,735	$8,577	$(1,877)	$12,241		$28,464	$25

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	97

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

(In thousands)	Real Estate Securities		Science and Technology	Small Cap Growth	Small Cap Value	Value
INVESTMENT INCOME
Dividends from unaffiliated securities	$649		$1,328	$666	$1,547	$3,450
Foreign dividend withholding tax	(2)		(33)	(4)	—	(24)
Interest and amortization from unaffiliated securities	—	*	60	13	15	8
Total Investment Income	647		1,355	675	1,562	3,434

EXPENSES
Investment management fee	190		1,592	2,027	1,134	1,174
Service fee	53		468	596	334	419
Shareholder servicing	—	*	2	2	1	1
Custodian fees	4		12	6	3	3
Trustees and Chief Compliance Officer fees	2		16	22	10	14
Accounting services fee	14		58	65	45	48
Professional fees	26		23	23	20	18
Other	3		18	30	8	11
Total Expenses	292		2,189	2,771	1,555	1,688
Less:
Expenses in excess of limit	(19)		(37)	(48)	—	(17)
Total Net Expenses	273		2,152	2,723	1,555	1,671
Net Investment Income (Loss)	374		(797)	(2,048)	7	1,763

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	1,662		26,463	25,374	25,356	18,795
Written options	8		—	—	—	(1,136)
Forward foreign currency contracts	—		614	—	—	—
Foreign currency exchange transactions	—	*	— *	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(370)		46,304	48,890	13,380	34,469
Written options	(7)		—	—	—	230
Forward foreign currency contracts	—		(225)	—	—	—
Foreign currency exchange transactions	—	*	16	—	—	—
Net Realized and Unrealized Gain	1,293		73,172	74,264	38,736	52,358
Net Increase in Net Assets Resulting from Operations	$1,667		$72,375	$72,216	$38,743	$54,121

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

98	SEMIANNUAL REPORT	2013

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate
(In thousands)	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$756	$962	$1,320	$1,574	$9,709	$9,494
Net realized gain on investments	2,786	4,481	3,015	4,673	23,049	30,255
Net change in unrealized appreciation	2,314	2,340	661	254	16,780	18,782
Net Increase in Net Assets Resulting from Operations	5,856	7,783	4,996	6,501	49,538	58,531

Distributions to Shareholders From:
Net investment income	(963)	(625)	(1,576)	(900)	(9,499)	(6,228)
Net realized gains	(4,480)	(3,093)	(4,671)	(2,835)	(30,261)	(17,889)
Total Distributions to Shareholders	(5,443)	(3,718)	(6,247)	(3,735)	(39,760)	(24,117)
Capital Share Transactions	3,359	(650)	3,049	15,849	78,867	115,723
Net Increase in Net Assets	3,772	3,415	1,798	18,615	88,645	150,137
Net Assets, Beginning of Period	68,884	65,469	107,013	88,398	732,506	582,369
Net Assets, End of Period	$72,656	$68,884	$108,811	$107,013	$821,151	$732,506
Undistributed net investment income	$752	$959	$1,316	$1,572	$9,684	$9,474

	Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Asset Strategy
(In thousands)	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13(1) (Unaudited)	Year ended 12-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$11,427	$11,571	$2,978	$3,438	$8,541	$23,434
Net realized gain on investments	28,349	41,988	6,985	10,233	129,410	49,035
Net change in unrealized appreciation (depreciation)	28,036	27,991	3,611	3,535	(85,029)	151,567
Net Increase in Net Assets Resulting from Operations	67,812	81,550	13,574	17,206	52,922	224,036

Distributions to Shareholders From:
Net investment income	(11,573)	(6,325)	(3,438)	(1,980)	(18,794)	(14,571)
Net realized gains	(42,000)	(20,770)	(10,234)	(6,091)	—	—
Total Distributions to Shareholders	(53,573)	(27,095)	(13,672)	(8,071)	(18,794)	(14,571)
Capital Share Transactions	70,499	95,633	17,044	37,613	12,910	(61,015)
Net Increase in Net Assets	84,738	150,088	16,946	46,748	47,038	148,450
Net Assets, Beginning of Period	873,312	723,224	240,434	193,686	1,345,146	1,196,696
Net Assets, End of Period	$958,050	$873,312	$257,380	$240,434	$1,392,184	$1,345,146
Undistributed net investment income	$11,408	$11,554	$2,970	$3,430	$9,581	$19,932

(1)	Consolidated Statement of Changes in Net Assets (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	99

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Balanced		Bond		Core Equity
(In thousands)	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,833	$5,543	$6,017	$15,607	$1,119	$2,338
Net realized gain on investments	22,778	32,141	12,005	11,686	39,799	34,815
Net change in unrealized appreciation (depreciation)	6,219	1,756	(29,272)	6,540	3,538	29,079
Net Increase (Decrease) in Net Assets Resulting from Operations	30,830	39,440	(11,250)	33,833	44,456	66,232

Distributions to Shareholders From:
Net investment income	(5,586)	(5,325)	(17,518)	(18,510)	(2,364)	(2,301)
Net realized gains	(32,110)	(19,283)	(8,285)	(4,695)	(34,808)	(38,524)
Total Distributions to Shareholders	(37,696)	(24,608)	(25,803)	(23,205)	(37,172)	(40,825)
Capital Share Transactions	27,185	(4,954)	(151,525)	(140,008)	26,622	(10,291)
Net Increase (Decrease) in Net Assets	20,319	9,878	(188,578)	(129,380)	33,906	15,116
Net Assets, Beginning of Period	354,719	344,841	510,561	639,941	390,800	375,684
Net Assets, End of Period	$375,038	$354,719	$321,983	$510,561	$424,706	$390,800
Undistributed net investment income	$1,769	$5,523	$5,956	$17,457	$1,005	$2,252

	Dividend Opportunities		Energy		Global Bond
(In thousands)	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,102	$7,298	$(113)	$(120)	$157	$278
Net realized gain (loss) on investments	8,736	14,034	(6)	(662)	(49)	85
Net change in unrealized appreciation (depreciation)	34,259	23,601	8,056	1,448	(301)	169
Net Increase (Decrease) in Net Assets Resulting from Operations	45,097	44,933	7,937	666	(193)	532

Distributions to Shareholders From:
Net investment income	(6,900)	(4,039)	—	—	—	(290)
Net realized gains	(9,375)	—	(282)	—	—	(8)
Total Distributions to Shareholders	(16,275)	(4,039)	(282)	—	—	(298)
Capital Share Transactions	1,409	2,751	3,606	4,351	3,505	3,703
Net Increase in Net Assets	30,231	43,645	11,261	5,017	3,312	3,937
Net Assets, Beginning of Period	386,438	342,793	67,212	62,195	10,941	7,004
Net Assets, End of Period	$416,669	$386,438	$78,473	$67,212	$14,253	$10,941
Undistributed (distributions in excess of) net investment income	$2,479	$7,277	$(102)	$11	$151	$(6)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

100	SEMIANNUAL REPORT	2013

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Global Natural Resources		Growth		High Income
(In thousands)	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(26)	$(246)	$1,026	$4,659	$18,426	$27,492
Net realized gain (loss) on investments	(2,066)	(17,115)	70,259	83,938	7,830	7,005
Net change in unrealized appreciation (depreciation)	(1,852)	20,431	24,475	25,195	(7,085)	23,375
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,944)	3,070	95,760	113,792	19,171	57,872

Distributions to Shareholders From:
Net investment income	—	—	(4,695)	(613)	(27,182)	(21,218)
Net realized gains	—	(10,947)	(83,930)	(72,631)	—	—
Total Distributions to Shareholders	—	(10,947)	(88,625)	(73,244)	(27,182)	(21,218)
Capital Share Transactions	(9,547)	4,184	49,529	92,558	93,177	140,007
Net Increase (Decrease) in Net Assets	(13,491)	(3,693)	56,664	133,106	85,166	176,661
Net Assets, Beginning of Period	179,939	183,632	992,000	858,894	448,997	272,336
Net Assets, End of Period	$166,448	$179,939	$1,048,664	$992,000	$534,163	$448,997
Undistributed (distributions in excess of) net investment income	$(459)	$(418)	$858	$4,527	$18,420	$27,151

	International Core Equity		International Growth		Limited-Term Bond
(In thousands)	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,307	$9,193	$4,746	$3,517	$856	$3,068
Net realized gain (loss) on investments	29,780	(26,621)	(5,700)	11,457	550	4,722
Net change in unrealized appreciation (depreciation)	(7,352)	88,572	9,531	37,407	(3,283)	478
Net Increase (Decrease) in Net Assets Resulting from Operations	30,735	71,144	8,577	52,381	(1,877)	8,268

Distributions to Shareholders From:
Net investment income	(11,161)	(12,827)	(4,722)	(5,714)	—	(3,632)
Net realized gains	—	(4,653)	(10,102)	(18,662)	(134)	(2,978)
Total Distributions to Shareholders	(11,161)	(17,480)	(14,824)	(24,376)	(134)	(6,610)
Capital Share Transactions	15,044	46,747	35,554	183,632	49,306	(120,444)
Net Increase (Decrease) in Net Assets	34,618	100,411	29,307	211,637	47,295	(118,786)
Net Assets, Beginning of Period	621,858	521,447	478,055	266,418	122,616	241,402
Net Assets, End of Period	$656,476	$621,858	$507,362	$478,055	$169,911	$122,616
Undistributed (distributions in excess of) net investment income	$6,073	$9,014	$3,977	$3,964	$847	$(9)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	101

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Micro Cap Growth		Mid Cap Growth		Money Market
(In thousands)	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(356)	$(448)	$(705)	$(581)	$25	$46
Net realized gain on investments	3,047	2,632	6,057	10,636	— *	3
Net change in unrealized appreciation	9,550	3,303	23,112	16,483	—	—
Net Increase in Net Assets Resulting from Operations	12,241	5,487	28,464	26,538	25	49

Distributions to Shareholders From:
Net investment income	—	—	—	—	(25)	(46)
Net realized gains	(2,496)	(3,948)	(11,227)	(19,853)	—	—
Total Distributions to Shareholders	(2,496)	(3,948)	(11,227)	(19,853)	(25)	(46)
Capital Share Transactions	1,747	1,047	60,566	84,724	171,762	21,745
Net Increase in Net Assets	11,492	2,586	77,803	91,409	171,762	21,748
Net Assets, Beginning of Period	48,818	46,232	264,119	172,710	244,944	223,196
Net Assets, End of Period	$60,310	$48,818	$341,922	$264,119	$416,706	$244,944
Distributions in excess of net investment income	$(361)	$(5)	$(712)	$(7)	$—	$—

	Real Estate Securities		Science and Technology		Small Cap Growth
(In thousands)	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$374	$416	$(797)	$(2,159)	$(2,048)	$(3,098)
Net realized gain (loss) on investments	1,670	3,970	27,077	26,072	25,374	(3,861)
Net change in unrealized appreciation (depreciation)	(377)	2,132	46,095	51,878	48,890	21,872
Net Increase in Net Assets Resulting from Operations	1,667	6,518	72,375	75,791	72,216	14,913

Distributions to Shareholders From:
Net investment income	(467)	(293)	—	—	—	—
Net realized gains	—	—	(24,421)	(22,380)	—	(8,258)
Total Distributions to Shareholders	(467)	(293)	(24,421)	(22,380)	—	(8,258)
Capital Share Transactions	987	(4,467)	32,056	1,884	(21,517)	91,348
Net Increase in Net Assets	2,187	1,758	80,010	55,295	50,699	98,003
Net Assets, Beginning of Period	40,408	38,650	334,124	278,829	448,147	350,144
Net Assets, End of Period	$42,595	$40,408	$414,134	$334,124	$498,846	$448,147
Undistributed (distributions in excess of) net investment income	$431	$524	$(911)	$(114)	$(2,116)	$(68)
*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

102	SEMIANNUAL REPORT	2013

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Small Cap Value		Value
(In thousands)	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12	Six months ended 6-30-13 (Unaudited)	Year ended 12-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7	$1,870	$1,763	$3,648
Net realized gain on investments	25,356	18,012	17,659	9,576
Net change in unrealized appreciation	13,380	21,344	34,699	39,161
Net Increase in Net Assets Resulting from Operations	38,743	41,226	54,121	52,385

Distributions to Shareholders From:
Net investment income	(2,358)	(1,053)	(2,748)	(4,010)
Net realized gains	(17,437)	(15,410)	(8,829)	(24,625)
Total Distributions to Shareholders	(19,795)	(16,463)	(11,577)	(28,635)
Capital Share Transactions	11,024	(6,868)	(4,939)	(2,166)
Net Increase in Net Assets	29,972	17,895	37,605	21,584
Net Assets, Beginning of Period	245,527	227,632	308,373	286,789
Net Assets, End of Period	$275,499	$245,527	$345,978	$308,373
Undistributed (distributions in excess of) net investment income	$(1,797)	$554	$4,630	$5,615

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	103

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Aggressive
Six-month period ended 6-30-2013 (unaudited)	$5.04	$0.06	(3)	$0.38	$0.44	$(0.07)	$(0.33)	$(0.40)
Year ended 12-31-2012	4.77	0.07	(3)	0.48	0.55	(0.05)	(0.23)	(0.28)
Year ended 12-31-2011	5.16	0.04	(3)	(0.24)	(0.20)	(0.06)	(0.13)	(0.19)
Year ended 12-31-2010	4.63	0.06		0.63	0.69	(0.05)	(0.11)	(0.16)
Year ended 12-31-2009	3.81	0.05		0.83	0.88	(0.02)	(0.04)	(0.06)
Year ended 12-31-2008(5)	5.00	0.01		(1.20)	(1.19)	—	—	—
Pathfinder Conservative
Six-month period ended 6-30-2013 (unaudited)	5.33	0.06	(3)	0.19	0.25	(0.08)	(0.24)	(0.32)
Year ended 12-31-2012	5.18	0.08	(3)	0.27	0.35	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.32	0.06	(3)	(0.02)	0.04	(0.07)	(0.11)	(0.18)
Year ended 12-31-2010	5.02	0.06		0.39	0.45	(0.05)	(0.10)	(0.15)
Year ended 12-31-2009	4.45	0.06		0.52	0.58	— *	(0.01)	(0.01)
Year ended 12-31-2008(6)	5.00	0.00		(0.55)	(0.55)	—	—	—
Pathfinder Moderate
Six-month period ended 6-30-2013 (unaudited)	5.33	0.07	(3)	0.30	0.37	(0.07)	(0.21)	(0.28)
Year ended 12-31-2012	5.06	0.07	(3)	0.40	0.47	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.27	0.06	(3)	(0.13)	(0.07)	(0.06)	(0.08)	(0.14)
Year ended 12-31-2010	4.76	0.06		0.53	0.59	(0.03)	(0.05)	(0.08)
Year ended 12-31-2009	4.06	0.03		0.70	0.73	(0.01)	(0.02)	(0.03)
Year ended 12-31-2008(5)	5.00	0.01		(0.95)	(0.94)	—	—	—
Pathfinder Moderately Aggressive
Six-month period ended 6-30-2013 (unaudited)	5.45	0.07	(3)	0.36	0.43	(0.07)	(0.26)	(0.33)
Year ended 12-31-2012	5.09	0.08	(3)	0.46	0.54	(0.04)	(0.14)	(0.18)
Year ended 12-31-2011	5.37	0.05	(3)	(0.21)	(0.16)	(0.04)	(0.08)	(0.12)
Year ended 12-31-2010	4.80	0.05		0.63	0.68	(0.04)	(0.07)	(0.11)
Year ended 12-31-2009	4.01	0.04		0.78	0.82	(0.01)	(0.02)	(0.03)
Year ended 12-31-2008(5)	5.00	0.01		(1.00)	(0.99)	—	—	—
Pathfinder Moderately Conservative
Six-month period ended 6-30-2013 (unaudited)	5.41	0.07	(3)	0.25	0.32	(0.08)	(0.23)	(0.31)
Year ended 12-31-2012	5.19	0.08	(3)	0.34	0.42	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.34	0.06	(3)	(0.06)	0.00	(0.06)	(0.09)	(0.15)
Year ended 12-31-2010	4.94	0.06		0.47	0.53	(0.05)	(0.08)	(0.13)
Year ended 12-31-2009	4.31	0.05		0.60	0.65	(0.01)	(0.01)	(0.02)
Year ended 12-31-2008(7)	5.00	0.01		(0.70)	(0.69)	—	—	—
Asset Strategy
Six-month period ended 6-30-2013 (unaudited)	10.73	0.06	(3)	0.36	0.43	(0.15)	—	(0.15)
Year ended 12-31-2012	9.11	0.18	(3)	1.55	1.73	(0.11)	—	(0.11)
Year ended 12-31-2011	9.91	0.06	(3)	(0.76)	(0.70)	(0.10)	—	(0.10)
Year ended 12-31-2010	9.23	0.09		0.69	0.78	(0.10)	—	(0.10)
Year ended 12-31-2009	8.27	0.08		1.82	1.90	(0.03)	(0.91)	(0.94)
Year ended 12-31-2008	12.32	0.10		(3.29)	(3.19)	(0.05)	(0.81)	(0.86)
Balanced
Six-month period ended 6-30-2013 (unaudited)	9.37	0.05	(3)	0.80	0.85	(0.15)	(0.87)	(1.02)
Year ended 12-31-2012	9.01	0.14	(3)	0.88	1.02	(0.14)	(0.52)	(0.66)
Year ended 12-31-2011	9.59	0.14	(3)	0.20	0.34	(0.15)	(0.77)	(0.92)
Year ended 12-31-2010	8.48	0.15		1.26	1.41	(0.17)	(0.13)	(0.30)
Year ended 12-31-2009	7.70	0.17		0.82	0.99	(0.16)	(0.05)	(0.21)
Year ended 12-31-2008	9.76	0.15		(2.20)	(2.05)	(0.01)	— *	(0.01)

*	Not shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from March 4, 2008 (commencement of operations of the Portfolio) through December 31, 2008.

(6)	For the period from March 13, 2008 (commencement of operations of the Portfolio) through December 31, 2008.

(7)	For the period from March 12, 2008 (commencement of operations of the Portfolio) through December 31, 2008.

104	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Pathfinder Aggressive
Six-month period ended 6-30-2013 (unaudited)	$5.08	8.57%	$73	0.08	%(4)	2.10	%(4)	—%		—%		17%
Year ended 12-31-2012	5.04	12.18	69	0.08		1.41		—		—		38
Year ended 12-31-2011	4.77	-4.15	65	0.07		0.85		—		—		18
Year ended 12-31-2010	5.16	15.53	72	0.08		1.35		—		—		24
Year ended 12-31-2009	4.63	23.32	61	0.10		1.40		—		—		22
Year ended 12-31-2008(5)	3.81	-23.82	43	0.10	(4)	0.44	(4)	—		—		3
Pathfinder Conservative
Six-month period ended 6-30-2013 (unaudited)	5.26	4.69	109	0.07	(4)	2.43	(4)	—		—		31
Year ended 12-31-2012	5.33	6.95	107	0.07		1.57		—		—		36
Year ended 12-31-2011	5.18	0.75	88	0.07		1.17		—		—		24
Year ended 12-31-2010	5.32	9.38	71	0.08		1.65		—		—		26
Year ended 12-31-2009	5.02	12.95	44	0.12		1.66		—		—		27
Year ended 12-31-2008(6)	4.45	-10.94	12	0.39	(4)	0.45	(4)	—		—		2
Pathfinder Moderate
Six-month period ended 6-30-2013 (unaudited)	5.42	6.70	821	0.04	(4)	2.47	(4)	—		—		13
Year ended 12-31-2012	5.33	9.53	733	0.04		1.43		—		—		24
Year ended 12-31-2011	5.06	-1.46	582	0.04		1.15		—		—		16
Year ended 12-31-2010	5.27	12.63	461	0.04		1.52		—		—		18
Year ended 12-31-2009	4.76	17.95	270	0.06		1.35		—		—		18
Year ended 12-31-2008(5)	4.06	-18.74	78	0.09	(4)	0.64	(4)	—		—		—
Pathfinder Moderately Aggressive
Six-month period ended 6-30-2013 (unaudited)	5.55	7.73	958	0.04	(4)	2.45	(4)	—		—		13
Year ended 12-31-2012	5.45	10.82	873	0.04		1.42		—		—		25
Year ended 12-31-2011	5.09	-3.02	723	0.04		0.97		—		—		14
Year ended 12-31-2010	5.37	14.46	501	0.04		1.35		—		—		23
Year ended 12-31-2009	4.80	20.70	302	0.06		1.35		—		—		19
Year ended 12-31-2008(5)	4.01	-19.72	116	0.07	(4)	0.61	(4)	—		—		—
Pathfinder Moderately Conservative
Six-month period ended 6-30-2013 (unaudited)	5.42	5.66	257	0.05	(4)	2.38	(4)	—		—		20
Year ended 12-31-2012	5.41	8.41	240	0.05		1.57		—		—		26
Year ended 12-31-2011	5.19	0.00	194	0.05		1.12		—		—		18
Year ended 12-31-2010	5.34	10.97	151	0.06		1.60		—		—		21
Year ended 12-31-2009	4.94	15.12	92	0.09		1.56		—		—		28
Year ended 12-31-2008(7)	4.31	-13.80	32	0.18	(4)	0.63	(4)	—		—		—
Asset Strategy
Six-month period ended 6-30-2013 (unaudited)	11.00	3.93	1,392	0.98	(4)	1.23	(4)	0.99	(4)	1.22	(4)	30
Year ended 12-31-2012	10.73	19.18	1,345	1.00		1.83		1.01		1.82		49
Year ended 12-31-2011	9.11	-7.21	1,197	0.99		0.62		1.00		0.61		57
Year ended 12-31-2010	9.91	8.68	1,295	1.02		1.07		1.03		1.06		104
Year ended 12-31-2009	9.23	25.04	1,095	1.05		1.17		1.06		1.16		113
Year ended 12-31-2008	8.27	-25.79	678	1.04		1.02		1.05		1.01		190
Balanced
Six-month period ended 6-30-2013 (unaudited)	9.20	8.78	375	1.01	(4)	0.99	(4)	—		—		24
Year ended 12-31-2012	9.37	11.75	355	1.01		1.55		—		—		43
Year ended 12-31-2011	9.01	3.31	345	1.01		1.46		—		—		32
Year ended 12-31-2010	9.59	17.11	375	1.01		1.52		—		—		48
Year ended 12-31-2009	8.48	13.23	361	1.03		1.95		—		—		46
Year ended 12-31-2008	7.70	-21.00	378	1.01		1.53		—		—		19

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	105

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Bond
Six-month period ended 6-30-2013 (unaudited)	$5.90	$0.07	(3)	$(0.21)	$(0.14)	$(0.20)	$(0.10)	$(0.30)
Year ended 12-31-2012	5.80	0.15	(3)	0.18	0.33	(0.18)	(0.05)	(0.23)
Year ended 12-31-2011	5.60	0.17	(3)	0.22	0.39	(0.15)	(0.04)	(0.19)
Year ended 12-31-2010	5.50	0.12		0.20	0.32	(0.22)	—	(0.22)
Year ended 12-31-2009	5.34	0.15		0.22	0.37	(0.21)	—	(0.21)
Year ended 12-31-2008	5.33	0.22		(0.20)	0.02	(0.01)	—	(0.01)
Core Equity
Six-month period ended 6-30-2013 (unaudited)	12.38	0.04	(3)	1.41	1.45	(0.07)	(1.13)	(1.20)
Year ended 12-31-2012	11.70	0.07	(3)	1.96	2.03	(0.08)	(1.27)	(1.35)
Year ended 12-31-2011	11.91	0.07	(3)	0.15	0.22	(0.04)	(0.39)	(0.43)
Year ended 12-31-2010	9.95	0.04		2.02	2.06	(0.10)	—	(0.10)
Year ended 12-31-2009	8.11	0.10		1.83	1.93	(0.09)	—	(0.09)
Year ended 12-31-2008	12.96	0.08		(4.60)	(4.52)	(0.02)	(0.31)	(0.33)
Dividend Opportunities
Six-month period ended 6-30-2013 (unaudited)	7.24	0.04	(3)	0.82	0.86	(0.13)	(0.18)	(0.31)
Year ended 12-31-2012	6.47	0.14	(3)	0.71	0.85	(0.08)	—	(0.08)
Year ended 12-31-2011	6.86	0.09	(3)	(0.41)	(0.32)	(0.07)	—	(0.07)
Year ended 12-31-2010	5.96	0.07		0.90	0.97	(0.07)	—	(0.07)
Year ended 12-31-2009	5.11	0.06		0.84	0.90	(0.05)	—	(0.05)
Year ended 12-31-2008	8.00	0.04		(2.91)	(2.87)	(0.01)	(0.01)	(0.02)
Energy
Six-month period ended 6-30-2013 (unaudited)	5.89	(0.01	)(3)	0.71	0.70	—	(0.02)	(0.02)
Year ended 12-31-2012	5.81	(0.01	)(3)	0.09	0.08	—	—	—
Year ended 12-31-2011	6.39	(0.02	)(3)	(0.56)	(0.58)	—	—	—
Year ended 12-31-2010	5.26	(0.01)		1.16	1.15	(0.02)	—	(0.02)
Year ended 12-31-2009	3.74	0.02		1.50	1.52	—	—	—
Year ended 12-31-2008	6.97	(0.01)		(3.21)	(3.22)	— *	(0.01)	(0.01)
Global Bond
Six-month period ended 6-30-2013 (unaudited)	5.07	0.06	(3)	(0.12)	(0.06)	—	—	—
Year ended 12-31-2012	4.90	0.15	(3)	0.16	0.31	(0.14)	— *	(0.14)
Year ended 12-31-2011	5.00	0.12	(3)	(0.12)	0.00	(0.10)	—	(0.10)
Year ended 12-31-2010(5)	5.00	0.00		0.00	0.00	—	—	—
Global Natural Resources
Six-month period ended 6-30-2013 (unaudited)	5.04	0.00	(3)	(0.13)	(0.13)	—	—	—
Year ended 12-31-2012	5.29	(0.01	)(3)	0.07	0.06	—	(0.31)	(0.31)
Year ended 12-31-2011	6.73	(0.01	)(3)	(1.43)	(1.44)	—	—	—
Year ended 12-31-2010	5.75	(0.02)		1.00	0.98	—	—	—
Year ended 12-31-2009	3.31	(0.02)		2.46	2.44	—	—	—
Year ended 12-31-2008	10.08	0.01		(6.23)	(6.22)	(0.11)	(0.44)	(0.55)
Growth
Six-month period ended 6-30-2013 (unaudited)	10.63	0.01	(3)	1.05	1.06	(0.05)	(0.92)	(0.97)
Year ended 12-31-2012	10.19	0.05	(3)	1.20	1.25	(0.01)	(0.80)	(0.81)
Year ended 12-31-2011	10.38	0.01	(3)	0.22	0.23	(0.04)	(0.38)	(0.42)
Year ended 12-31-2010	9.28	0.04		1.12	1.16	(0.06)	—	(0.06)
Year ended 12-31-2009	7.55	0.06		1.93	1.99	(0.03)	(0.23)	(0.26)
Year ended 12-31-2008	12.02	0.03		(4.39)	(4.36)	—	(0.11)	(0.11)

*	Not shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from August 23, 2010 (commencement of operations of the Portfolio) through December 31, 2010.

106	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Bond
Six-month period ended 6-30-2013 (unaudited)	$5.46	-2.60%	$322	0.78	%(4)	2.40	%(4)	—%		—%		20%
Year ended 12-31-2012	5.90	5.78	511	0.78		2.62		—		—		33
Year ended 12-31-2011	5.80	7.31	640	0.77		3.02		—		—		65
Year ended 12-31-2010	5.60	6.04	508	0.78		2.25		—		—		49
Year ended 12-31-2009	5.50	7.16	471	0.80		3.56		—		—		30
Year ended 12-31-2008	5.34	0.31	334	0.79		4.38		—		—		29
Core Equity
Six-month period ended 6-30-2013 (unaudited)	12.63	11.42	425	0.96	(4)	0.54	(4)	1.01	(4)	0.49	(4)	40
Year ended 12-31-2012	12.38	18.60	391	0.97		0.60		1.02		0.55		53
Year ended 12-31-2011	11.70	1.66	376	0.96		0.57		1.01		0.52		70
Year ended 12-31-2010	11.91	20.89	429	0.96		0.33		1.01		0.28		100
Year ended 12-31-2009	9.95	24.02	415	0.98		1.01		1.03		0.96		101
Year ended 12-31-2008	8.11	-34.77	402	0.96		0.68		1.01		0.63		105
Dividend Opportunities
Six-month period ended 6-30-2013 (unaudited)	7.79	11.65	417	1.00	(4)	1.01	(4)	—		—		16
Year ended 12-31-2012	7.24	13.18	386	1.01		1.95		—		—		43
Year ended 12-31-2011	6.47	-4.69	343	1.00		1.30		—		—		45
Year ended 12-31-2010	6.86	16.37	296	1.02		1.37		—		—		44
Year ended 12-31-2009	5.96	17.88	201	1.05		1.48		—		—		31
Year ended 12-31-2008	5.11	-35.91	123	1.07		0.92		—		—		35
Energy
Six-month period ended 6-30-2013 (unaudited)	6.57	11.80	78	1.26	(4)	-0.30	(4)	—		—		11
Year ended 12-31-2012	5.89	1.38	67	1.25		-0.18		—		—		38
Year ended 12-31-2011	5.81	-9.08	62	1.24		-0.36		—		—		14
Year ended 12-31-2010	6.39	21.96	44	1.28		-0.25		—		—		27
Year ended 12-31-2009	5.26	40.48	31	1.01		0.35		1.33		0.03		15
Year ended 12-31-2008	3.74	-46.15	20	1.14		-0.15		1.31		-0.32		10
Global Bond
Six-month period ended 6-30-2013 (unaudited)	5.01	-1.20	14	0.77	(4)	2.51	(4)	1.40	(4)	1.88	(4)	5
Year ended 12-31-2012	5.07	6.41	11	0.67		3.01		1.29		2.39		28
Year ended 12-31-2011	4.90	0.08	7	0.81		2.45		1.43		1.83		46
Year ended 12-31-2010(5)	5.00	-0.10	5	0.90	(4)	0.09	(4)	1.52	(4)	-0.53	(4)	28
Global Natural Resources
Six-month period ended 6-30-2013 (unaudited)	4.91	-2.51	166	1.37	(4)	-0.03	(4)	—		—		68
Year ended 12-31-2012	5.04	1.89	180	1.36		-0.13		—		—		102
Year ended 12-31-2011	5.29	-21.45	184	1.37		-0.14		—		—		100
Year ended 12-31-2010	6.73	17.06	236	1.37		-0.31		—		—		117
Year ended 12-31-2009	5.75	73.64	192	1.45		-0.56		—		—		101
Year ended 12-31-2008	3.31	-61.46	69	1.43		-0.08		—		—		206
Growth
Six-month period ended 6-30-2013 (unaudited)	10.72	9.71	1,049	0.97	(4)	0.20	(4)	1.00	(4)	0.17	(4)	24
Year ended 12-31-2012	10.63	12.75	992	0.97		0.47		1.00		0.44		47
Year ended 12-31-2011	10.19	2.12	859	0.97		0.07		1.00		0.04		42
Year ended 12-31-2010	10.38	12.58	917	0.97		0.42		1.00		0.39		64
Year ended 12-31-2009	9.28	27.07	881	0.99		0.67		1.02		0.64		59
Year ended 12-31-2008	7.55	-36.27	757	0.97		0.29		1.00		0.26		53

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	107

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
High Income
Six-month period ended 6-30-2013 (unaudited)	$3.80	$0.13	(3)	$0.02	$0.15	$(0.19)	$—	$(0.19)
Year ended 12-31-2012	3.42	0.29	(3)	0.33	0.62	(0.24)	—	(0.24)
Year ended 12-31-2011	3.49	0.28	(3)	(0.09)	0.19	(0.26)	—	(0.26)
Year ended 12-31-2010	3.30	0.27		0.19	0.46	(0.27)	—	(0.27)
Year ended 12-31-2009	2.48	0.25		0.84	1.09	(0.27)	—	(0.27)
Year ended 12-31-2008	3.20	0.28		(0.98)	(0.70)	(0.02)	—	(0.02)
International Core Equity
Six-month period ended 6-30-2013 (unaudited)	16.07	0.21	(3)	0.60	0.81	(0.29)	—	(0.29)
Year ended 12-31-2012	14.67	0.25	(3)	1.64	1.89	(0.36)	(0.13)	(0.49)
Year ended 12-31-2011	17.29	0.32	(3)	(2.68)	(2.36)	(0.26)	—	(0.26)
Year ended 12-31-2010	15.38	0.26		1.86	2.12	(0.21)	—	(0.21)
Year ended 12-31-2009	12.46	0.20		4.01	4.21	(0.49)	(0.80)	(1.29)
Year ended 12-31-2008	22.39	0.51		(9.99)	(9.48)	(0.09)	(0.36)	(0.45)
International Growth
Six-month period ended 6-30-2013 (unaudited)	8.46	0.08	(3)	0.09	0.17	(0.08)	(0.17)	(0.25)
Year ended 12-31-2012	7.86	0.09	(3)	1.22	1.31	(0.17)	(0.54)	(0.71)
Year ended 12-31-2011	8.51	0.14	(3)	(0.76)	(0.62)	(0.03)	—	(0.03)
Year ended 12-31-2010	7.49	0.08		1.01	1.09	(0.07)	—	(0.07)
Year ended 12-31-2009	6.01	0.07		1.51	1.58	(0.10)	—	(0.10)
Year ended 12-31-2008	10.75	0.11		(4.64)	(4.53)	(0.02)	(0.19)	(0.21)
Limited-Term Bond
Six-month period ended 6-30-2013 (unaudited)	4.92	0.03	(3)	(0.09)	(0.06)	—	(0.01)	(0.01)
Year ended 12-31-2012	5.03	0.07	(3)	0.10	0.17	(0.15)	(0.13)	(0.28)
Year ended 12-31-2011	4.96	0.06	(3)	0.09	0.15	(0.08)	—	(0.08)
Year ended 12-31-2010(5)	5.00	0.02		(0.06)	(0.04)	—	—	—
Micro Cap Growth
Six-month period ended 6-30-2013 (unaudited)	21.13	(0.15	)(3)	5.41	5.26	—	(1.09)	(1.09)
Year ended 12-31-2012	20.56	(0.20	)(3)	2.57	2.37	—	(1.80)	(1.80)
Year ended 12-31-2011	22.11	(0.26	)(3)	(1.29)	(1.55)	—	—	—
Year ended 12-31-2010	15.70	(0.21)		6.62	6.41	—	—	—
Year ended 12-31-2009	11.11	(0.17)		4.76	4.59	—	—	—
Year ended 12-31-2008	21.38	(0.21)		(10.06)	(10.27)	—	—	—
Mid Cap Growth
Six-month period ended 6-30-2013 (unaudited)	8.54	(0.02	)(3)	0.91	0.89	—	(0.32)	(0.32)
Year ended 12-31-2012	8.37	(0.02	)(3)	1.07	1.05	—	(0.88)	(0.88)
Year ended 12-31-2011	8.69	(0.03	)(3)	0.01	(0.02)	— *	(0.30)	(0.30)
Year ended 12-31-2010	6.61	0.00		2.08	2.08	— *	—	— *
Year ended 12-31-2009	4.51	0.00		2.10	2.10	—	—	—
Year ended 12-31-2008	7.21	0.00		(2.61)	(2.61)	— *	(0.09)	(0.09)
Money Market
Six-month period ended 6-30-2013 (unaudited)	1.00	0.00	*(3)	0.00 *	0.00 *	— *	—	— *
Year ended 12-31-2012	1.00	0.00	*(3)	0.00 *	0.00 *	— *	—	— *
Year ended 12-31-2011	1.00	0.00	*(3)	0.00 *	0.00 *	— *	—	— *
Year ended 12-31-2010	1.00	0.00		0.00	0.00	— *	— *	— *
Year ended 12-31-2009	1.00	0.01		0.00	0.01	(0.01)	— *	(0.01)
Year ended 12-31-2008	1.00	0.02		0.00	0.02	(0.02)	— *	(0.02)

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from August 23, 2010 (commencement of operations of the Portfolio) through December 31, 2010.

108	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
High Income
Six-month period ended 6-30-2013 (unaudited)	$3.76	3.93%	$534	0.89	%(4)	7.07	%(4)	0.93	%(4)	7.03	%(4)	47%
Year ended 12-31-2012	3.80	18.64	449	0.89		7.86		0.94		7.81		91
Year ended 12-31-2011	3.42	5.26	272	0.90		8.01		0.95		7.96		78
Year ended 12-31-2010	3.49	14.86	243	0.91		8.27		0.96		8.22		108
Year ended 12-31-2009	3.30	46.42	214	0.93		9.15		0.98		9.10		74
Year ended 12-31-2008	2.48	-21.82	147	0.91		8.72		0.96		8.67		37
International Core Equity
Six-month period ended 6-30-2013 (unaudited)	16.59	4.93	656	1.17	(4)	2.57	(4)	—		—		44
Year ended 12-31-2012	16.07	13.33	622	1.17		1.64		—		—		85
Year ended 12-31-2011	14.67	-13.88	521	1.19		1.96		—		—		100
Year ended 12-31-2010	17.29	14.09	580	1.19		1.70		—		—		107
Year ended 12-31-2009	15.38	36.96	513	1.22		1.58		—		—		142
Year ended 12-31-2008	12.46	-42.26	379	1.18		3.07		—		—		20
International Growth
Six-month period ended 6-30-2013 (unaudited)	8.38	1.85	507	1.15	(4)	1.89	(4)	1.18	(4)	1.86	(4)	16
Year ended 12-31-2012	8.46	18.05	478	1.15		1.09		1.18		1.06		44
Year ended 12-31-2011	7.86	-7.32	266	1.15		1.67		1.18		1.64		61
Year ended 12-31-2010	8.51	14.79	331	1.17		1.22		1.20		1.19		75
Year ended 12-31-2009	7.49	26.89	261	1.19		1.34		1.22		1.31		80
Year ended 12-31-2008	6.01	-42.15	159	1.18		1.27		1.21		1.24		96
Limited-Term Bond
Six-month period ended 6-30-2013 (unaudited)	4.85	-1.23	170	0.85	(4)	1.31	(4)	—		—		22
Year ended 12-31-2012	4.92	3.37	123	0.81		1.33		0.82		1.32		60
Year ended 12-31-2011	5.03	3.17	241	0.76		1.27		0.84		1.19		55
Year ended 12-31-2010(5)	4.96	-0.85	142	0.76	(4)	0.92	(4)	0.84	(4)	0.84	(4)	15
Micro Cap Growth
Six-month period ended 6-30-2013 (unaudited)	25.30	25.22	60	1.37	(4)	-1.31	(4)	—		—		29
Year ended 12-31-2012	21.13	11.84	49	1.35		-0.91		—		—		52
Year ended 12-31-2011	20.56	-7.01	46	1.34		-1.20		—		—		57
Year ended 12-31-2010	22.11	40.85	55	1.35		-1.15		—		—		77
Year ended 12-31-2009	15.70	41.29	38	1.42		-1.34		—		—		70
Year ended 12-31-2008	11.11	-48.04	28	1.36		-1.23		—		—		60
Mid Cap Growth
Six-month period ended 6-30-2013 (unaudited)	9.11	10.37	342	1.10	(4)	-0.46	(4)	1.16	(4)	-0.52	(4)	14
Year ended 12-31-2012	8.54	13.56	264	1.12		-0.27		1.17		-0.32		35
Year ended 12-31-2011	8.37	-0.56	173	1.16		-0.32		1.18		-0.34		49
Year ended 12-31-2010	8.69	31.56	142	1.17		0.01		1.19		-0.01		44
Year ended 12-31-2009	6.61	46.66	92	1.21		0.03		1.23		0.01		33
Year ended 12-31-2008	4.51	-36.23	49	1.23		-0.06		1.24		-0.07		46
Money Market
Six-month period ended 6-30-2013 (unaudited)	1.00	0.01	417	0.24	(4)	0.02	(4)	0.47	(4)	-0.21	(4)	—
Year ended 12-31-2012	1.00	0.02	245	0.30		0.02		0.47		-0.15		—
Year ended 12-31-2011	1.00	0.02	223	0.28		0.02		0.47		-0.17		—
Year ended 12-31-2010	1.00	0.08	178	0.42		0.06		0.49		-0.01		—
Year ended 12-31-2009	1.00	1.02	151	0.51		0.99		—		—		—
Year ended 12-31-2008	1.00	2.18	201	0.75		2.01		—		—		—

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	109

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Real Estate Securities
Six-month period ended 6-30-2013 (unaudited)	$7.89	$0.07	(3)	$0.27	$0.34	$(0.09)	$—	$(0.09)
Year ended 12-31-2012	6.75	0.08	(3)	1.11	1.19	(0.05)	—	(0.05)
Year ended 12-31-2011	6.48	0.06	(3)	0.26	0.32	(0.05)	—	(0.05)
Year ended 12-31-2010	5.14	0.05		1.40	1.45	(0.11)	—	(0.11)
Year ended 12-31-2009	4.30	0.11		0.85	0.96	(0.12)	—	(0.12)
Year ended 12-31-2008	6.99	0.11		(2.65)	(2.54)	(0.04)	(0.11)	(0.15)
Science and Technology
Six-month period ended 6-30-2013 (unaudited)	18.10	(0.04	)(3)	3.90	3.86	—	(1.30)	(1.30)
Year ended 12-31-2012	15.25	(0.12	)(3)	4.22	4.10	—	(1.25)	(1.25)
Year ended 12-31-2011	16.73	(0.13	)(3)	(0.75)	(0.88)	—	(0.60)	(0.60)
Year ended 12-31-2010	15.30	(0.08)		1.96	1.88	—	(0.45)	(0.45)
Year ended 12-31-2009	11.43	0.01		4.73	4.74	—	(0.87)	(0.87)
Year ended 12-31-2008	17.98	(0.03)		(6.08)	(6.11)	—	(0.44)	(0.44)
Small Cap Growth
Six-month period ended 6-30-2013 (unaudited)	9.60	(0.04	)(3)	1.61	1.57	—	—	—
Year ended 12-31-2012	9.34	(0.08	)(3)	0.57	0.49	—	(0.23)	(0.23)
Year ended 12-31-2011	10.53	(0.10	)(3)	(1.00)	(1.10)	—	(0.09)	(0.09)
Year ended 12-31-2010	8.17	(0.07)		2.43	2.36	—	—	—
Year ended 12-31-2009	6.09	(0.06)		2.17	2.11	(0.03)	—	(0.03)
Year ended 12-31-2008	10.24	0.03		(4.05)	(4.02)	—	(0.13)	(0.13)
Small Cap Value
Six-month period ended 6-30-2013 (unaudited)	16.04	0.00	(3)	2.56	2.56	(0.16)	(1.17)	(1.33)
Year ended 12-31-2012	14.57	0.12	(3)	2.44	2.56	(0.07)	(1.02)	(1.09)
Year ended 12-31-2011	16.78	0.08	(3)	(2.21)	(2.13)	(0.08)	—	(0.08)
Year ended 12-31-2010	13.29	0.07		3.43	3.50	(0.01)	—	(0.01)
Year ended 12-31-2009	10.29	0.01		2.99	3.00	—	—	—
Year ended 12-31-2008	14.32	(0.02)		(3.74)	(3.76)	(0.02)	(0.25)	(0.27)
Value
Six-month period ended 6-30-2013 (unaudited)	5.97	0.03	(3)	1.03	1.06	(0.05)	(0.18)	(0.23)
Year ended 12-31-2012	5.57	0.07	(3)	0.91	0.98	(0.08)	(0.50)	(0.58)
Year ended 12-31-2011	6.05	0.06	(3)	(0.50)	(0.44)	(0.04)	—	(0.04)
Year ended 12-31-2010	5.14	0.03		0.93	0.96	(0.05)	—	(0.05)
Year ended 12-31-2009	4.15	0.07		1.01	1.08	(0.09)	—	(0.09)
Year ended 12-31-2008	6.36	0.08		(2.23)	(2.15)	(0.02)	(0.04)	(0.06)

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

110	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Real Estate Securities
Six-month period ended 6-30-2013 (unaudited)	$8.14	4.20%	$43	1.29	%(4)	1.77	%(4)	1.38	%(4)	1.68	%(4)	21%
Year ended 12-31-2012	7.89	17.72	40	1.33		1.03		1.34		1.02		47
Year ended 12-31-2011	6.75	5.01	39	1.33		0.87		—		—		54
Year ended 12-31-2010	6.48	28.51	40	1.36		0.75		—		—		67
Year ended 12-31-2009	5.14	23.62	34	1.43		2.54		—		—		62
Year ended 12-31-2008	4.30	-36.04	29	1.31		1.73		—		—		45
Science and Technology
Six-month period ended 6-30-2013 (unaudited)	20.66	21.56	414	1.15	(4)	-0.43	(4)	1.17	(4)	-0.45	(4)	26
Year ended 12-31-2012	18.10	27.83	334	1.15		-0.67		1.17		-0.69		44
Year ended 12-31-2011	15.25	-5.77	279	1.16		-0.77		1.18		-0.79		50
Year ended 12-31-2010	16.73	12.75	326	1.16		-0.48		1.18		-0.50		27
Year ended 12-31-2009	15.30	43.84	316	1.19		0.06		1.21		0.04		65
Year ended 12-31-2008	11.43	-33.89	226	1.16		-0.21		1.18		-0.23		62
Small Cap Growth
Six-month period ended 6-30-2013 (unaudited)	11.17	16.36	499	1.14	(4)	-0.86	(4)	1.16	(4)	-0.88	(4)	39
Year ended 12-31-2012	9.60	5.17	448	1.14		-0.80		1.16		-0.82		85
Year ended 12-31-2011	9.34	-10.60	350	1.14		-0.95		1.16		-0.97		80
Year ended 12-31-2010	10.53	28.85	419	1.14		-0.83		1.16		-0.85		60
Year ended 12-31-2009	8.17	34.72	356	1.17		-0.88		1.19		-0.90		44
Year ended 12-31-2008	6.09	-39.18	290	1.14		0.32		1.16		0.30		82
Small Cap Value
Six-month period ended 6-30-2013 (unaudited)	17.27	15.90	275	1.16	(4)	0.01	(4)	—		—		30
Year ended 12-31-2012	16.04	18.63	246	1.17		0.78		—		—		64
Year ended 12-31-2011	14.57	-12.79	228	1.17		0.50		—		—		59
Year ended 12-31-2010	16.78	26.41	244	1.17		0.54		—		—		78
Year ended 12-31-2009	13.29	29.15	197	1.21		0.05		—		—		100
Year ended 12-31-2008	10.29	-26.13	150	1.18		-0.14		—		—		110
Value
Six-month period ended 6-30-2013 (unaudited)	6.80	17.81	346	1.00	(4)	1.05	(4)	1.01	(4)	1.04	(4)	23
Year ended 12-31-2012	5.97	18.88	308	1.00		1.20		1.02		1.18		67
Year ended 12-31-2011	5.57	-7.32	287	1.00		1.04		1.01		1.03		60
Year ended 12-31-2010	6.05	18.71	316	1.01		0.52		1.02		0.51		51
Year ended 12-31-2009	5.14	26.64	277	1.04		1.45		1.05		1.44		73
Year ended 12-31-2008	4.15	-33.81	231	1.01		1.52		1.02		1.51		48

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	111

NOTES TO FINANCIAL STATEMENTS

Ivy Funds VIP	JUNE 30, 2013 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds Variable Insurance Portfolios, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust is divided into 26 series (each a Portfolio). The assets belonging to each Portfolio, except Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative (collectively, the Pathfinder Portfolios), are held separately by the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information. Each Portfolio’s investment adviser is Waddell & Reed Investment Management Company (WRIMCO).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended June 30, 2013, management believes that no liability for unrecognized tax positions is required. The Portfolios are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2008.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Portfolio will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Portfolios.

112	SEMIANNUAL REPORT	2013

Certain Portfolios may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Refer to the Portfolios’ prospectus and statement of additional information regarding the risks associated with owning shares in the Portfolios.

Inflation-Indexed Bonds Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest-Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Payment In-Kind Securities Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield WRIMCO, or the Portfolio’s investment subadviser, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Loans. Certain Portfolios may invest in senior secured corporate loans (“loans”) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Loans are generally readily marketable, but some loans may be illiquid or may be subject to some restrictions on resale.

Certain loans contain provisions that obligate a Portfolio to fund future commitments at the borrower’s discretion. See Note 11 in the Notes to the Financial Statements for more information regarding commitments.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

2013	SEMIANNUAL REPORT	113

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Estimates. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events. As a result of the planned retirement of Frederick Sturm as portfolio manager of the sub advised Global Natural Resources Portfolio, WRIMCO will internalize the management of the portfolio effective July 2, 2013.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the Net Asset Value (“NAV”) of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and other assets are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or assets are valued at fair value, as determined in good faith by the Board or WRSCO pursuant to instructions from the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO, the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. WRSCO has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee and appropriate consultation with the Board.

When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that

114	SEMIANNUAL REPORT	2013

market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross- asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. A substantial majority of OTC derivative products valued using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

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Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

There were no transfers between Levels 1 or 2 during the period ended June 30, 2013.

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. Transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolios’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of June 30, 2013, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Potfolios may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations

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within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Portfolio related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Portfolio’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may engage in buying and selling futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Portfolio is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Portfolio has realized a gain or loss. For each Portfolio, when a written put is exercised, the cost basis of the securities purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying security (or basket of securities). With written options, there may be times when a Portfolio will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Swap Agreements. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The creditworthiness of firms with which a Portfolio enters into a swap agreement is monitored by WRIMCO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Portfolio may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Portfolio may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Portfolio and each of its counterparties. The CSA allows the Portfolio and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Portfolio’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity that has financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

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The following tables present the offsetting of assets and liabilities as of June 30, 2013:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Asset Strategy Portfolio
Investments in unaffiliated securities at value*	$5,309	$—	$5,309	$(1,516)	$(300)	$(883)	$2,610
Unrealized appreciation on forward foreign currency	2,435	—	2,435	—	—	(2,151)	284
Total	$7,744	$—	$7,744	$(1,516)	$(300)	$(3,034)	$2,894
Global Natural Resources Portfolio
Unrealized appreciation on forward foreign currency	$393	$(2)	$391	$(16)	$—	$—	$375
High Income Portfolio
Unrealized appreciation on forward foreign currency	$103	$—	$103	$—	$—	$—	$103
International Core Equity Portfolio
Unrealized appreciation on forward foreign currency	$3,176	$—	$3,176	$—	$—	$—	$3,176
International Growth Portfolio
Unrealized appreciation on forward foreign currency	$4,767	$—	$4,767	$—	$—	$(970)	$3,797

*Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
Asset Strategy Portfolio
Written options at value	$1,749	$—	$1,749	$(1,516)	$—	$(233)	$—
Global Natural Resources Portfolio
Unrealized depreciation on forward foreign currency	$46	$(30)	$16	$(16)	$—	$—	$—
Mid Cap Growth Portfolio
Written options at value	$108	$—	$108	$—	$—	$—	$108
Value Portfolio
Written options at value	$61	$—	$61	$—	$—	$—	$61

118	SEMIANNUAL REPORT	2013

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2013:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Asset Strategy	Commodity			Unrealized depreciation on futures contracts**	$1,077
	Equity	Investments in unaffiliated securities at value*	$7,179	Written options at value	3,128
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	2,435
Global Bond	Foreign currency	Unrealized appreciation on forward foreign currency contracts	5
Global Natural Resources	Equity	Investments in unaffiliated securities at value*	7,414
	Equity	Unrealized appreciation on futures contracts**	86
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	391	Unrealized depreciation on forward foreign currency contracts	16
High Income	Foreign currency	Unrealized appreciation on forward foreign currency contracts	103
International Core Equity	Foreign currency	Unrealized appreciation on forward foreign currency contracts	3,176
International Growth	Foreign currency	Unrealized appreciation on forward foreign currency contracts	4,767
Mid Cap Growth	Equity	Investments in unaffiliated securities at value*	246	Written options at value	108
Value	Equity			Written options at value	296

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

**The fair value presented represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of June 30, 2013.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended June 30, 2013:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Asset Strategy	Equity	$9,389	$—	$—	$3,443	$—	$12,832
	Foreign currency	—	—	—	—	(3,677)	(3,677)
	Interest rate	—	—	(428)	—	—	(428)
Global Natural Resources	Commodity	(264)	—	—	—	—	(264)
	Equity	451	—	(2,024)	—	—	(1,573)
	Foreign currency	—	—	—	—	1,045	1,045
High Income	Foreign currency	—	—	—	—	(134)	(134)
International Core Equity	Foreign currency	—	—	—	—	2,085	2,085
International Growth	Foreign currency	—	—	—	—	(1,938)	(1,938)
Mid Cap Growth	Equity	(231)	—	—	443	—	212
Real Estate Securities	Equity	—	—	—	8	—	8
Science and Technology	Foreign currency	—	—	—	—	614	614
Value	Equity	—	—	—	(1,136)	—	(1,136)

*Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended June 30, 2013:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Asset Strategy	Commodity	$—	$—	$(1,077)	$—	$—	$(1,077)
	Equity	(3,678)	—	—	(533)	—	(4,211)
	Foreign currency	—	—	—	—	3,799	3,799
Global Bond	Foreign currency	—	—	—	—	7	7
Global Natural Resources	Commodity	74	—	—	—	—	74
	Equity	(2,354)	—	83	—	—	(2,271)
	Foreign currency	—	—	—	—	430	430
High Income	Foreign currency	—	—	—	—	173	173
International Core Equity	Foreign currency	—	—	—	—	1,664	1,664
International Growth	Foreign currency	—	—	—	—	3,457	3,457
Mid Cap Growth	Equity	(105)	—	—	(1)	—	(106)
Real Estate Securities	Equity	—	—	—	(7)	—	(7)
Science and Technology	Foreign currency	—	—	—	—	(225)	(225)
Value	Equity	—	—	—	230	—	230

*Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended June 30, 2013, the average derivative volume was as follows:

Portfolio	Long forward contracts(1)	Short forward contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Asset Strategy	$29,569	$29,510	$—	$25,790	$—	$4,629	$1,867
Global Bond	137	134	—	—	—	—	—
Global Natural Resources	26,313	26,050	—	24,410	—	8,517	—
High Income	3,681	3,685	—	—	—	—	—
International Core Equity	24,851	24,054	—	—	—	—	—
International Growth	61,126	60,222	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	95	169
Real Estate Securities	—	—	—	—	—	—	2
Science and Technology	2,332	2,036	—	—	—	—	—
Value	—	—	—	—	—	—	925

(1)	Average value outstanding during the period.
(2)	Average notional amount outstanding during the period.

Objectives and Strategies

Asset Strategy. The Portfolio’s objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to various equity markets, managing exposure to various foreign currencies, and hedging certain event risks on positions held by the Portfolio. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Portfolio utilized futures, total return swaps and option contracts, both written and purchased, on foreign and domestic equity indices. To manage foreign currency exposure, the Portfolio utilized forward contracts and option contracts, both written and purchased, to either increase or decrease exposure to a given currency. To manage event risks, the Portfolio utilized short futures on commodities, as well as on foreign and domestic equity indices and option contracts, both written and purchased, on individual equity securities owned by the Portfolio.

Global Bond. The Portfolio’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Portfolio utilized forward contracts to either hedge a position held by the Portfolio, to gain exposure to a currency where a foreign bond is not available, or to take a fundamental position long or short in a particular currency.

Global Natural Resources. The Portfolio’s objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to specific sectors or companies, and managing the exposure to various foreign currencies. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Portfolio utilized futures on equity indices and purchased option contracts on individual equity securities and exchange-traded funds. To manage foreign currency exposure, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency.

High Income. The Portfolio’s objective in using derivatives during the period was to hedge the exposure to foreign currencies from securities held in the portfolio. To achieve this objective, the Portfolio utilized forward contracts.

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International Core Equity. The Portfolio’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency.

International Growth. The Portfolio’s objectives in using derivatives during the period included managing the exposure to various foreign currencies and gaining exposure to certain individual securities that are not available for direct purchase. To manage foreign currency exposure, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency. To gain exposure to certain individual securities, the Portfolio utilized total return swaps.

Mid Cap Growth. The Portfolio’s objectives in using derivatives during the period included gaining exposure to certain sectors, hedging certain event risks on positions held by the Portfolio and hedging market risk on equity securities. To achieve these objectives, the Portfolio utilized options, both written and purchased, on either an index or on individual or baskets of equity securities.

Real Estate Securities. The Portfolio’s objectives in using derivatives during the period included generating additional income from written option premiums and to facilitate trading in certain securities. To achieve these objectives, the Portfolio utilized written options on individual equity securities.

Science and Technology. The Portfolio’s objective in using derivatives during the period was to hedge market risk on securities in its portfolio. To achieve this objective, the Portfolio utilized options, both written and purchased, on individual equity securities owned by the Portfolio and on domestic equity indices.

Small Cap Value. The Portfolio’s objectives in using derivatives during the period included generating additional income from written option premiums and gaining exposure to, or facilitate trading in, certain securities. To achieve these objectives, the Portfolio utilized written options on individual equity securities.

Value. The Portfolio’s objectives in using derivatives during the period included generating additional income from written option premiums and gaining exposure to, or facilitate trading in, certain securities. To achieve these objectives, the Portfolio utilized written options on individual equity securities.

5. WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Portfolio	Outstanding at 12-31-12	Options written	Options closed	Options exercised	Options expired	Outstanding at 6-30-13
Asset Strategy
Number of Contracts	22,597	208,059	(14,159)	(189,171)	(23,355)	3,971
Premium Received	$2,578	$9,063	$(5,345)	$(459)	$(2,951)	$2,886

Mid Cap Growth
Number of Contracts	703	5,455	(2,018)	(299)	(3,184)	657
Premium Received	$103	$1,124	$(413)	$(154)	$(548)	$112

Real Estate Securities
Number of Contracts	179	74	—	(74)	(179)	—
Premium Received	$9	$5	$—	$(5)	$(9)	$—

Value
Number of Contracts	1,831	7,826	(2,057)	(1,421)	(3,309)	2,870
Premium Received	$552	$2,255	$(2,158)	$(110)	$(228)	$311

6. BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

The Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this sub-section) in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of the Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$1,392,184	$60,591	4.35%

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7. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio, except the Pathfinder Portfolios, at the following annual rates as a percentage of average daily net assets:

Portfolio (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Asset Strategy	0.700%	0.700%	0.650%	0.650%	0.600%	0.550%
Balanced	0.700	0.700	0.650	0.650	0.600	0.550
Bond	0.525	0.500	0.450	0.400	0.400	0.400
Core Equity	0.700	0.700	0.650	0.650	0.600	0.550
Dividend Opportunities	0.700	0.700	0.650	0.650	0.600	0.550
Energy	0.850	0.850	0.830	0.830	0.800	0.760
Global Bond	0.625	0.600	0.550	0.500	0.500	0.500
Global Natural Resources	1.000	0.850	0.830	0.830	0.800	0.760
Growth	0.700	0.700	0.650	0.650	0.600	0.550
High Income	0.625	0.600	0.550	0.500	0.500	0.500
International Core Equity	0.850	0.850	0.830	0.830	0.800	0.760
International Growth	0.850	0.850	0.830	0.830	0.800	0.760
Limited-Term Bond	0.500	0.450	0.400	0.350	0.350	0.350
Micro Cap Growth	0.950	0.950	0.930	0.930	0.900	0.860
Mid Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Money Market	0.400	0.400	0.400	0.400	0.400	0.400
Real Estate Securities	0.900	0.900	0.870	0.870	0.840	0.800
Science and Technology	0.850	0.850	0.830	0.830	0.800	0.760
Small Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Small Cap Value	0.850	0.850	0.830	0.830	0.800	0.760
Value	0.700	0.700	0.650	0.650	0.600	0.550

Effective October 1, 2006, under terms of a settlement agreement, the fee is payable at the following annual rates for those Portfolios included in the settlement agreement until September 30, 2016:

Portfolio (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Asset Strategy	0.690%	0.690%	0.650%	0.650%	0.600%	0.550%
Bond	0.485	0.500	0.450	0.400	0.400	0.400
Core Equity	0.650	0.650	0.650	0.650	0.600	0.550
Growth	0.670	0.670	0.650	0.650	0.600	0.550
High Income	0.575	0.600	0.550	0.500	0.500	0.500
International Growth	0.820	0.820	0.830	0.830	0.800	0.760
Mid Cap Growth	0.830	0.830	0.830	0.830	0.800	0.760
Science and Technology	0.830	0.830	0.830	0.830	0.800	0.760
Small Cap Growth	0.830	0.830	0.830	0.830	0.800	0.760
Value	0.690	0.690	0.650	0.650	0.600	0.550

Effective August 6, 2007, the fee is contractually payable by Bond as follows:

Portfolio (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Bond	0.475%	0.475%	0.450%	0.400%	0.400%	0.400%

The Pathfinder Portfolios pay no management fees; however, WRIMCO receives management fees from the underlying funds.

WRIMCO has agreed to waive a Portfolio’s investment management fee on any Portfolio, except the Pathfinder Portfolios, that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

WRIMCO has entered into Subadvisory Agreements with the following entities on behalf of certain Portfolios:

Under agreements between WRIMCO and the named entities, the following serve as subadvisors to certain Portfolios: Mackenzie Financial Corporation serves as subadvisor to Global Natural Resources. Wall Street Associates serves as subadvisor to Micro Cap Growth. Advantus Capital Management, Inc. serves as subadvisor to Real Estate Securities. Each subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of WRIMCO and the Board of Trustees. WRIMCO pays all costs applicable of the subadvisors.

Accounting Services Fees. The Trust has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For

122	SEMIANNUAL REPORT	2013

these services, each Portfolio (excluding Pathfinder Portfolios) pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Under the Accounting Services Agreement, each Pathfinder Portfolio pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$5.75	$11.55	$17.75	$24.20	$31.60	$41.25	$48.15	$60.80	$74.25

Administrative Fee. Each Portfolio also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Service Plan. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio, except Money Market and the Pathfinder Portfolios, may pay a service fee to W&R in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. During the period ended June 30, 2013, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Asset Strategy	$50
Core Equity	104
Growth	148
High Income	122
International Growth	75
Mid Cap Growth	31
Science and Technology	37
Small Cap Growth	48
Value	17

Effective January 28, 2010, WRIMCO has voluntarily agreed to reimburse sufficient expenses of Money Market to maintain a minimum annualized yield of 0.02%. For the period ended June 30, 2013, expenses in the amount of $292 were reimbursed. This reimbursement serves to reduce shareholder servicing.

For the period from August 23, 2010 through August 31, 2011, W&R and/or WRSCO have contractually agreed to reimburse sufficient expenses of Limited-Term Bond to cap the expenses for the Portfolio at 0.76%. For the period from September 1, 2011 through January 31, 2012, W&R and/or WRSCO have voluntarily agreed to reimburse sufficient expenses of Limited-Term Bond to cap the expenses for the Portfolio at 0.76%. This reimbursement serves to reduce 12b-1 fees and/or accounting services fees.

Effective May 1 2012, W&R and/or WRSCO have voluntarily agreed to reimburse sufficient expenses of Mid Cap Growth to cap the expenses for the Portfolio at 1.10%. For the period ended June 30, 2013, expenses in the amount of $68 were reimbursed. This reimbursement serves to reduce 12b-1 fees and/or accounting services fees.

Effective December 3, 2012, WRIMCO has contractually agreed to reduce the management fee computed and paid by Real Estate Securities Portfolio each day on net asset value by 0.09% on an annualized basis. For the period ended June 30, 2013, expenses in the amount of $19 were reimbursed.

During the period ended June 30, 2013, the following amounts were waived as a result of the reduced management fees related to the voluntary waiver of management fee to any Portfolio, excluding Pathfinder Portfolios, having less than $25 million in net assets:

Global Bond	$40

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2013 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

2013	SEMIANNUAL REPORT	123

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2013 follows:

	12-31-12 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received		6-30-13 Share Balance	6-30-13 Value
Pathfinder Aggressive
Ivy Funds VIP Dividend Opportunities	656	$235	$5,214	$346	$83		N/A	N/A
Ivy Funds VIP Growth	1,282	1,329	601	1,220	64		1,341	14,376
Ivy Funds VIP International Core Equity	641	614	335	62	183		653	10,837
Ivy Funds VIP International Growth	1,618	1,323	446	368	133		1,709	14,325
Ivy Funds VIP Limited-Term Bond	698	219	3,726	(100)	—		N/A	N/A
Ivy Funds VIP Mid Cap Growth	797	323	234	341	—		795	7,244
Ivy Funds VIP Money Market	—	3,663	7	—	—	*	3,656	3,656
Ivy Funds VIP Small Cap Growth(2)	574	1,286	347	64	—		649	7,245
Ivy Funds VIP Small Cap Value	340	1,840	361	325	213		418	7,217
Ivy Funds VIP Value	795	2,305	358	160	110		1,061	7,222
				$2,786	$786			$72,122

	12-31-12 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-13 Share Balance	6-30-13 Value
Pathfinder Conservative
Ivy Funds VIP Bond	3,608	$3,027	$23,781	$(495)	$719	N/A	N/A
Ivy Funds VIP Dividend Opportunities	2,468	1,920	2,127	1,234	301	2,336	18,196
Ivy Funds VIP Growth	1,191	1,947	1,491	1,382	58	1,202	12,887
Ivy Funds VIP International Core Equity	331	466	463	90	92	325	5,397
Ivy Funds VIP International Growth	1,253	1,210	931	282	100	1,276	10,702
Ivy Funds VIP Limited-Term Bond	1,080	17,080	503	7	—	4,477	21,731
Ivy Funds VIP Mid Cap Growth	247	216	218	155	—	238	2,165
Ivy Funds VIP Money Market	21,232	8,071	1,996	—	2	27,308	27,308
Ivy Funds VIP Small Cap Growth(2)	667	427	1,199	139	—	582	6,495
Ivy Funds VIP Small Cap Value	66	150	160	90	40	62	1,078
Ivy Funds VIP Value	352	217	344	131	47	317	2,158
				$3,015	$1,359		$108,117

	12-31-12 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-13 Share Balance	6-30-13 Value
Pathfinder Moderate
Ivy Funds VIP Bond	12,436	$11,316	$82,245	$(1,456)	$2,702	N/A	N/A
Ivy Funds VIP Dividend Opportunities	15,014	11,246	4,221	4,696	1,998	15,648	121,905
Ivy Funds VIP Growth	10,264	16,808	2,865	10,819	544	11,410	122,314
Ivy Funds VIP International Core Equity	4,558	6,820	280	102	1,381	4,940	81,962
Ivy Funds VIP International Growth	12,953	14,464	473	2,513	1,128	14,537	121,880
Ivy Funds VIP Limited-Term Bond	7,447	46,851	203	41	—	16,998	82,503
Ivy Funds VIP Mid Cap Growth	3,401	2,855	610	1,449	—	3,608	32,870
Ivy Funds VIP Money Market	73,187	51,621	394	—	8	124,414	124,414
Ivy Funds VIP Small Cap Growth(2)	5,364	3,049	4,097	1,333	—	5,152	57,533
Ivy Funds VIP Small Cap Value	1,813	4,122	1,952	1,929	1,204	1,896	32,748
Ivy Funds VIP Value	6,058	3,577	2,743	1,623	890	6,021	40,965
				$23,049	$9,855		$819,094

124	SEMIANNUAL REPORT	2013

	12-31-12 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-13 Share Balance	6-30-13 Value
Pathfinder Moderately Aggressive
Ivy Funds VIP Bond	7,439	$5,663	$48,457	$(1,180)	$1,581	N/A	N/A
Ivy Funds VIP Dividend Opportunities	17,962	9,224	4,233	5,267	2,338	18,318	142,705
Ivy Funds VIP Growth	12,280	15,733	2,673	12,394	637	13,357	143,181
Ivy Funds VIP International Core Equity	6,544	7,567	646	238	1,940	6,940	115,135
Ivy Funds VIP International Growth	18,597	17,322	1,073	3,643	1,584	20,420	171,209
Ivy Funds VIP Limited-Term Bond	8,909	3,437	48,480	(1,560)	—	N/A	N/A
Ivy Funds VIP Mid Cap Growth	5,086	2,865	650	2,042	—	5,280	48,099
Ivy Funds VIP Money Market	43,781	102,342	474	—	5	145,650	145,650
Ivy Funds VIP Small Cap Growth(2)	7,334	1,979	5,093	1,675	—	6,893	76,971
Ivy Funds VIP Small Cap Value	3,796	6,605	3,645	3,885	2,465	3,884	67,088
Ivy Funds VIP Value	7,248	2,924	2,927	1,944	1,042	7,048	47,954
				$28,348	$11,592		$957,992

	12-31-12 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-13 Share Balance	6-30-13 Value
Pathfinder Moderately Conservative
Ivy Funds VIP Bond	6,122	$4,542	$39,652	$(817)	$1,270	N/A	N/A
Ivy Funds VIP Dividend Opportunities	4,927	2,932	2,188	1,814	626	4,894	38,128
Ivy Funds VIP Growth	3,144	4,363	1,712	3,408	159	3,331	35,705
Ivy Funds VIP International Core Equity	1,047	1,104	389	125	303	1,082	17,945
Ivy Funds VIP International Growth	3,684	3,090	706	779	306	3,940	33,038
Ivy Funds VIP Limited-Term Bond	2,444	27,340	343	14	—	7,975	38,707
Ivy Funds VIP Mid Cap Growth	1,116	737	411	552	—	1,129	10,281
Ivy Funds VIP Money Market	36,026	16,829	970	—	4	51,885	51,885
Ivy Funds VIP Small Cap Growth(2)	1,509	582	1,601	346	—	1,381	15,424
Ivy Funds VIP Small Cap Value	149	283	216	170	94	148	2,561
Ivy Funds VIP Value	1,988	924	1,191	594	279	1,883	12,812
				$6,985	$3,041		$256,486

*	Not shown due to rounding.
(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.
(2)	No dividends were paid during the preceding 12 months.

9. INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2013, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Pathfinder Aggressive	$—	$13,137	$—	$12,349
Pathfinder Conservative	—	34,731	—	34,083
Pathfinder Moderate	—	172,731	—	104,158
Pathfinder Moderately Aggressive	—	175,660	—	123,319
Pathfinder Moderately Conservative	—	62,726	—	50,799
Asset Strategy	—	337,519	111	509,185
Balanced	—	86,516	8,085	89,011
Bond	27,937	65,845	35,510	222,605
Core Equity	—	163,061	—	178,972
Dividend Opportunities	—	64,293	—	76,780
Energy	—	10,662	—	8,301
Global Bond	3,216	2,604	—	512
Global Natural Resources	—	108,538	—	122,987
Growth	—	248,040	—	267,044
High Income	—	300,882	—	229,912
International Core Equity	—	287,553	—	275,185
International Growth	—	71,532	—	109,592
Limited-Term Bond	2,295	39,325	4,602	20,592
Micro Cap Growth	—	15,156	—	16,468
Mid Cap Growth	—	81,042	—	42,882
Money Market	—	—	—	—

2013	SEMIANNUAL REPORT	125

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Real Estate Securities	$—	$9,455	$—	$8,552
Science and Technology	—	103,781	—	92,093
Small Cap Growth	—	179,408	—	190,199
Small Cap Value	—	73,682	—	85,457
Value	—	74,694	—	98,380

10. CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Pathfinder Aggressive				Pathfinder Conservative
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	306	$1,615	923	$4,491	1,756	$9,589	4,836	$25,591
Shares issued in reinvestment of distributions to shareholders	1,045	5,442	814	3,719	1,163	6,248	738	3,735
Shares redeemed	(702)	(3,698)	(1,813)	(8,860)	(2,326)	(12,788)	(2,549)	(13,477)
Net increase (decrease)	649	$3,359	(76)	$(650)	593	$3,049	3,025	$15,849

	Pathfinder Moderate				Pathfinder Moderately Aggressive
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	8,716	$48,674	19,745	$103,476	6,051	$34,774	17,186	$91,273
Shares issued in reinvestment of distributions to shareholders	7,168	39,760	4,873	24,117	9,423	53,573	5,421	27,094
Shares redeemed	(1,714)	(9,567)	(2,286)	(11,870)	(3,109)	(17,848)	(4,272)	(22,734)
Net increase	14,170	$78,867	22,332	$115,723	12,365	$70,499	18,335	$95,633

	Pathfinder Moderately Conservative				Asset Strategy
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	2,323	$12,988	7,456	$39,788	11,205	$125,530	17,832	$178,577
Shares issued in reinvestment of distributions to shareholders	2,468	13,672	1,589	8,071	1,627	18,794	1,527	14,571
Shares redeemed	(1,718)	(9,616)	(1,912)	(10,246)	(11,723)	(131,414)	(25,346)	(254,163)
Net increase (decrease)	3,073	$17,044	7,133	$37,613	1,109	$12,910	(5,987)	$(61,015)

	Balanced				Bond
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,125	$10,987	2,357	$21,904	6,074	$35,536	14,535	$85,011
Shares issued in reinvestment of distributions to shareholders	4,012	37,696	2,782	24,607	4,581	25,803	4,062	23,206
Shares redeemed	(2,208)	(21,498)	(5,540)	(51,465)	(38,263)	(212,864)	(42,289)	(248,225)
Net increase (decrease)	2,929	$27,185	(401)	$(4,954)	(27,608)	$(151,525)	(23,692)	$(140,008)

126	SEMIANNUAL REPORT	2013

	Core Equity				Dividend Opportunities
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,465	$19,195	1,617	$19,735	2,168	$16,960	7,021	$49,313
Shares issued in reinvestment of distributions to shareholders	2,848	37,173	3,661	40,825	2,023	16,275	605	4,040
Shares redeemed	(2,248)	(29,746)	(5,820)	(70,851)	(4,045)	(31,826)	(7,236)	(50,602)
Net increase (decrease)	2,065	$26,622	(542)	$(10,291)	146	$1,409	390	$2,751

	Energy				Global Bond
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,748	$11,361	3,384	$19,888	956	$4,873	1,418	$7,216
Shares issued in reinvestment of distributions to shareholders	42	282	—	—	—	—	59	300
Shares redeemed	(1,242)	(8,037)	(2,679)	(15,537)	(269)	(1,368)	(747)	(3,813)
Net increase	548	$3,606	705	$4,351	687	$3,505	730	$3,703

	Global Natural Resources				Growth
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	3,209	$16,561	7,737	$39,675	1,998	$22,446	13,144	$140,358
Shares issued in reinvestment of distributions to shareholders	—	—	2,403	10,947	7,954	88,626	7,326	73,244
Shares redeemed	(5,033)	(26,108)	(9,173)	(46,438)	(5,467)	(61,543)	(11,405)	(121,044)
Net increase (decrease)	(1,824)	$(9,547)	967	$4,184	4,485	$49,529	9,065	$92,558

	High Income				International Core Equity
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	38,804	$151,327	46,721	$169,954	1,507	$25,156	5,651	$86,718
Shares issued in reinvestment of distributions to shareholders	7,054	27,182	6,100	21,218	636	11,160	1,239	17,481
Shares redeemed	(22,086)	(85,332)	(14,150)	(51,165)	(1,270)	(21,272)	(3,733)	(57,451)
Net increase	23,772	$93,177	38,671	$140,007	873	$15,044	3,157	$46,748

	International Growth				Limited-Term Bond
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	4,325	$37,573	22,732	$187,311	21,448	$104,850	10,416	$53,100
Shares issued in reinvestment of distributions to shareholders	1,643	14,824	3,287	24,376	27	134	1,345	6,610
Shares redeemed	(1,929)	(16,843)	(3,455)	(28,055)	(11,399)	(55,678)	(34,797)	(180,154)
Net increase (decrease)	4,039	$35,554	22,564	$183,632	10,076	$49,306	(23,036)	$(120,444)

2013	SEMIANNUAL REPORT	127

	Micro Cap Growth				Mid Cap Growth
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	161	$3,825	256	$5,526	6,994	$64,016	11,043	$92,672
Shares issued in reinvestment of distributions to shareholders	105	2,496	194	3,948	1,211	11,227	2,537	19,854
Shares redeemed	(193)	(4,574)	(387)	(8,427)	(1,605)	(14,677)	(3,284)	(27,802)
Net increase	73	$1,747	63	$1,047	6,600	$60,566	10,296	$84,724

	Money Market				Real Estate Securities
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	196,734	$196,734	78,699	$78,699	595	$5,003	550	$4,128
Shares issued in reinvestment of distributions to shareholders	29	29	45	45	52	467	40	293
Shares redeemed	(25,001)	(25,001)	(56,999)	(56,999)	(534)	(4,483)	(1,193)	(8,888)
Net increase (decrease)	171,762	$171,762	21,745	$21,745	113	$987	(603)	$(4,467)

	Science and Technology				Small Cap Growth
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	2,439	$48,899	2,981	$51,510	1,740	$18,241	13,587	$135,063
Shares issued in reinvestment of distributions to shareholders	1,217	24,421	1,376	22,380	—	—	858	8,258
Shares redeemed	(2,066)	(41,264)	(4,193)	(72,006)	(3,753)	(39,758)	(5,239)	(51,973)
Net increase (decrease)	1,590	$32,056	164	$1,884	(2,013)	$(21,517)	9,206	$91,348

	Small Cap Value				Value
	Six months ended 6-30-13		Year ended 12-31-12		Six months ended 6-30-13		Year ended 12-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	697	$12,213	1,067	$16,157	2,039	$13,668	2,868	$16,654
Shares issued in reinvestment of distributions to shareholders	1,141	19,795	1,169	16,463	1,678	11,577	5,418	28,636
Shares redeemed	(1,192)	(20,984)	(2,554)	(39,488)	(4,506)	(30,184)	(8,122)	(47,456)
Net increase (decrease)	646	$11,024	(318)	$(6,868)	(789)	$(4,939)	164	$(2,166)

11. COMMITMENTS

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest and amortization from unaffiliated securities on the Statements of Operations. At June 30, 2013, there were no outstanding bridge loan commitments.

128	SEMIANNUAL REPORT	2013

12. FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2013 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Pathfinder Aggressive	$70,587	$3,449	$1,391	$2,058
Pathfinder Conservative	104,843	4,170	321	3,849
Pathfinder Moderate	766,812	54,856	1,896	52,960
Pathfinder Moderately Aggressive	892,719	65,770	—	65,770
Pathfinder Moderately Conservative	244,100	13,824	622	13,202
Asset Strategy	1,149,233	259,613	27,399	232,214
Balanced	299,653	75,881	1,129	74,752
Bond	318,634	10,518	9,621	897
Core Equity	347,343	78,215	2,977	75,238
Dividend Opportunities	337,438	79,747	1,108	78,639
Energy	67,244	13,849	2,789	11,060
Global Bond	14,470	176	442	(266)
Global Natural Resources	180,544	7,782	22,631	(14,849)
Growth	862,574	191,757	7,726	184,031
High Income	522,063	14,927	5,963	8,964
International Core Equity	627,088	58,045	34,838	23,207
International Growth	455,775	55,750	20,959	34,791
Limited-Term Bond	169,202	1,283	1,841	(558)
Micro Cap Growth	43,715	19,134	2,025	17,109
Mid Cap Growth	285,862	62,258	9,730	52,528
Money Market	413,929	—	—	—
Real Estate Securities	37,785	5,700	1,309	4,391
Science and Technology	301,633	130,422	14,981	115,441
Small Cap Growth	412,140	100,210	12,184	88,026
Small Cap Value	251,710	38,886	7,174	31,712
Value	281,553	66,593	5,389	61,204

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the year ended December 31, 2012 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Pathfinder Aggressive	$777	$1,166	$2,941	$4,275	$—	$—	$—
Pathfinder Conservative	900	1,673	2,835	4,571	—	—	—
Pathfinder Moderate	6,350	9,882	17,767	29,846	—	—	—
Pathfinder Moderately Aggressive	6,519	12,098	20,575	41,454	—	—	—
Pathfinder Moderately Conservative	2,031	3,451	6,040	10,215	—	—	—
Asset Strategy	14,571	18,736	—	—	—	370	214
Balanced	5,325	8,029	19,283	29,657	—	—	—
Bond	18,948	17,512	4,257	8,279	—	—	—
Core Equity	9,063	4,916	31,761	32,253	—	—	—
Dividend Opportunities	4,039	6,894	—	9,375	—	—	—
Energy	—	—	—	282	—	—	—
Global Bond	301	—	—	—	—	2	—
Global Natural Resources	—	—	10,947	—	—	—	255
Growth	13,997	4,694	59,247	83,922	—	—	—
High Income	21,218	27,180	—	—	—	—	—
International Core Equity	12,832	11,158	4,648	—	—	—	—
International Growth	5,714	4,722	18,662	10,100	—	—	—
Limited-Term Bond	3,627	—	2,984	132	—	—	—
Micro Cap Growth	—	—	3,948	2,495	—	—	—
Mid Cap Growth	907	—	18,946	11,231	—	—	—
Money Market	46	11	—	—	—	—	—
Real Estate Securities	293	466	—	—	—	—	—
Science and Technology	—	—	22,380	24,421	—	—	67
Small Cap Growth	8,258	—	—	—	—	—	—
Small Cap Value	1,053	10,011	15,409	9,782	—	—	—
Value	4,165	7,360	24,471	4,210	—	—	—

2013	SEMIANNUAL REPORT	129

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Portfolio’s first fiscal year end subject to the Modernization Act is December 31, 2011. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable portfolios electing to be taxed as a RIC during the period ended December 31, 2012:

	Pre-Enactment						Post-Enactment
Fund	2013	2014	2015	2016	2017	2018	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Pathfinder Aggressive	$—	$—	$—	$—	$—	$—	$—	$—
Pathfinder Conservative	—	—	—	—	—	—	—	—
Pathfinder Moderate	—	—	—	—	—	—	—	—
Pathfinder Moderately Aggressive	—	—	—	—	—	—	—	—
Pathfinder Moderately Conservative	—	—	—	—	—	—	—	—
Asset Strategy	—	—	—	—	—	31,809	—	—
Balanced	—	—	—	—	—	—	—	—
Bond	—	—	—	—	434	—	—	—
Core Equity	—	—	—	—	—	—	—	—
Dividend Opportunities	—	—	—	—	—	—	—	—
Energy	—	—	—	1,276	1,950	432	479	1,217
Global Bond	—	—	—	—	—	—	—	—
Global Natural Resources	—	—	—	—	—	—	3,416	13,897
Growth	—	—	—	—	—	—	—	—
High Income	—	—	—	—	7,178	—	—	—
International Core Equity	—	—	—	—	—	—	262	24,857
International Growth	—	—	—	—	—	—	—	—
Limited-Term Bond	—	—	—	—	—	—	—	—
Micro Cap Growth	—	—	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	—	—	—
Money Market	—	—	—	—	—	—	—	—
Real Estate Securities	—	—	—	—	485	—	—	—
Science and Technology	—	—	—	—	—	—	—	—
Small Cap Growth	—	—	—	—	—	—	3,924	—
Small Cap Value	—	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—	—

13. REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

The SEC Order further requires that the $50 million in settlement amounts will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov.

130	SEMIANNUAL REPORT	2013

PROXY VOTING INFORMATION

Ivy Funds VIP

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

2013	SEMIANNUAL REPORT	131

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Ivy Funds VIP

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

132	SEMIANNUAL REPORT	2013

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2013	SEMIANNUAL REPORT	133

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134	SEMIANNUAL REPORT	2013

The Ivy Funds Variable Insurance Portfolios Family

Global/International Portfolios

International Core Equity

International Growth

Domestic Equity Portfolios

Core Equity

Dividend Opportunities

Growth

Micro Cap Growth

Mid Cap Growth

Small Cap Growth

Small Cap Value

Value

Fixed Income Portfolios

Bond

Global Bond

High Income

Limited-Term Bond

Money Market Portfolios

Money Market

Specialty Portfolios

Asset Strategy

Balanced

Energy

Global Natural Resources

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Real Estate Securities

Science and Technology

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Funds Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2013	SEMIANNUAL REPORT	135

SEMIANN-IVYVIP (6-13)

ITEM 2.    CODE OF ETHICS

(a)	As of June 30, 2013, the Registrant has adopted a code of ethics (the Code), as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

(b)	There have been no amendments, during the period covered by this report, to a provision of the Code that applies to the registrant’s Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the Code.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code that applies to the registrant’s Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or persons performing similar functions, regardless of whether those individuals were employed by the registrant or a third party, that related to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Registrant has determined that Albert W. Herman is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Herman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for each of the last two fiscal years are as follows:

2011	$303,400
2012	326,300

(b)	Audit-Related Fees

The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not reported under paragraph (a) of this Item are as follows:

2011	$8,200
2012	0

These fees are related to the review of Form N-1A.

(c)	Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

2011	$102,003
2012	115,800

These fees are related to the review of the registrant’s tax returns.

(d)	All Other Fees

The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item are as follows:

2011	$14,984
2012	5,342

These fees are related to the review of internal control.

(e)	(1)	Registrant’s audit committee considers with the principal accountants all audit services to be provided by the principal accountants and pre-approves all such audit services.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total fees paid to the principal accountants by the registrant during the fiscal year in which the services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted and overseen by the investment advisor) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total fees paid to the principal accountants by the registrant for all services and by the registrant’s investment adviser for non-audit services if the engagement relates directly to the operations or financial reporting of the registrant during the fiscal year in which those services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

(e)	(2)	None of the services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the waiver provisions of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)	$125,187 and $121,142 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $252,623 and $147,732 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Not Applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

(a)	See Item 1 Shareholder Report.

(b)	Not Applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a) (1)  The Code described in Item 2 of this Form N-CSR.

Attached hereto as Exhibit 99.CODE.

(a) (2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: September 4, 2013

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: September 4, 2013